As filed with the Securities and Exchange Commission on February 28, 2005

Commission File Nos. 333-22375

811-3199

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 104	☒

KILICO Variable Annuity Separate Account

(Exact Name of Registrant)

Kemper Investors Life Insurance Company

(Name of Insurance Company)

1400 American Lane, Schaumburg, Illinois 60196

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, including Area Code:

(847) 605-6120

Copy To:

James P. Brennan, Sr. Esq. Kemper Investors Life Insurance Company 3003-77th Avenue, S.E. Mercer Island, Washington 98040	Mary Jane Wilson-Bilik, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, NW Washington, D.C. 20004
(Name and Address of Agent for Service)

Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) at the close of business pursuant to paragraph (b) of Rule 485

☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Variable portion of individual and group variable, fixed and market value adjusted deferred annuity contracts.

EXPLANATORY NOTE

This amendment to the registration statement on Form N-4 includes two prospectuses describing the Individual and Group Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts which are substantially identical, except that the Contract described in the second prospectus makes available to Contract owners different subaccounts of the Registrant than does the Contract in the original prospectus.

Prospectus

May 1, 2005

Scudder

DestinationsSM

Annuity

Individual and Group Variable, Fixed, and Market Value Adjusted Deferred Annuity Contracts Issued by Kemper Investors Life Insurance Company Through KILICO Variable Annuity Separate Account
Home Office	Annuity Contact Center
1400 American Lane	Scudder DestinationsSM Service Team
Schaumburg, Illinois 60196	PO Box 19097
Greenville, SC 29602-9097
Phone: 1-800-449-0523 (toll free)
www.kemperinvestors.com	7:30 a.m. to 6:00 p.m. Central Time M-F

This Prospectus describes Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the “Contract”) offered by Kemper Investors Life Insurance Company (“we” or “KILICO”). The Contract is designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. Depending on particular state requirements, the Contracts may be issued on a group or individual basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract. For purposes of this Prospectus, the term “Contract” refers both to certificates and to individual annuity contracts. The Contract was available to be purchased by natural persons, or by trusts or custodial accounts which hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval. The Contract is currently not being issued.

You may allocate Purchase Payments to one or more of the variable options or the Fixed Account Option, or the Market Value Adjustment (“MVA”) option in states where a MVA is authorized. The availability of the Fixed Account Option and the MVA Option may be restricted in some states. The Contract currently offers 35 investment options, each of which is a Subaccount of KILICO Variable Annuity Separate Account. Currently, you may choose among the following Portfolios or Funds:

•	AIM Variable Insurance Funds (Series I Shares):

•	AIM VIF Utilities Fund (formerly INVESCO VIF-Utilities Fund)

•	The Alger American Fund (Class O Shares):

•	Alger American Balanced Portfolio

•	Alger American Leveraged Al1Cap Portfolio

•	Credit Suisse Trust (Class of Shares XX):

•	Credit Suisse Trust-Emerging Markets Portfolio

•	Credit Suisse Trust-Global Small Cap Portfolio (formerly Credit Suisse Trust-Global Post-Venture Capital Portfolio)

•	Dreyfus Investment Portfolios (Initial Share Class):

•	MidCap Stock Portfolio (“Dreyfus IP MidCap Stock Portfolio”)

•	The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

•	Scudder Variable Series I (Class A Shares):

•	Scudder Bond[1]

•	Scudder Capital Growth[2]

•	Scudder Global Discovery

•	Scudder Growth and Income[3]

•	Scudder Health Sciences

•	Scudder International

•	Scudder Variable Series II (Class A Shares):

•	Scudder Aggressive Growth

•	Scudder Blue Chip

•	Scudder Large Cap Value

•	Scudder Fixed Income

•	Scudder Global Blue Chip

•	Scudder Government & Agency Securities

•	Scudder High Income

•	Scudder International Select Equity

•	Scudder Money Market

•	Scudder Small Cap Growth[4]

•	Scudder Technology Growth

•	Scudder Total Return

•	SVS Davis Venture Value

•	SVS Dreman Financial Services

•	SVS Dreman High Return Equity

•	SVS Dreman Small Cap Value

•	SVS Index 500

•	SVS INVESCO Dynamic Growth

•	SVS Janus Growth And Income

•	SVS Janus Growth Opportunities

•	SVS Oak Strategic Equity

•	SVS Turner Mid Cap Growth

[1]	Effective April 29, 2005, pursuant to shareholder approval, the Scudder Strategic Income Portfolio merged into the Scudder Bond Portfolio.

[2]	Effective April 29, 2005, pursuant to shareholder approval, the SVS Eagle Focused Large Cap Growth and the Scudder Growth Portfolio merged into the Scudder Capital Growth Portfolio.

[3]	Effective April 29, 2005, pursuant to shareholder approval, the SVS Focus Value & Growth Portfolio merged into the Scudder Growth and Income Portfolio.

[4]	Effective April 29, 2005, pursuant shareholder approval, the Scudder 21st Century Growth Portfolio merged in the Scudder Small Cap Growth Portfolio.

Subaccounts, Portfolios and Funds may be added or deleted in the future. Contract Values allocated to any of the Subaccounts vary, reflecting the investment experience of the selected Subaccounts. Contract Values allocated to the Fixed Account or one or more Guarantee Periods of the Market Value Adjustment Option accumulate on a fixed basis.

The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information (“SAI”) with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference in this Prospectus. You may obtain a free copy by contacting the Annuity Contact Center. A table of contents for the SAI appears on page 42. You may also find this Prospectus and other information about the Separate Account required to be filed with the Securities and Exchange Commission (“SEC”) at the SEC’s web site at http://www.sec.gov.

The date of this Prospectus is May 1, 2005.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS (CONTINUED)

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

Accumulated Guarantee Period Value—The sum of your Guarantee Period Values.

Accumulation Period—The period between the Date of Issue of a Contract and the Annuity Date.

Accumulation Unit—A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

Annuitant—The person designated to receive or who is actually receiving annuity payments and upon the continuation of whose life annuity payments involving life contingencies depend.

Annuity Contact Center—The address of our Annuity Contact Center is Scudder DestinationsSM Service Team, PO Box 19097, Greenville, South Carolina, 29602-9097. The overnight address is: Scudder DestinationsSM Service Team, 2000 Wade Hampton Boulevard, Greenville, SC 29615-1064. IBM Insurance Outsourcing Services is the administrator of the Contract. You can call the Annuity Contact Center toll-free at 1-800-449-0523.

Annuity Date—The date on which annuity payments are to commence.

Annuity Option—One of several forms in which annuity payments can be made.

Annuity Period—The period starting on the Annuity Date.

Annuity Unit—A unit of measurement used to determine the amount of Variable Annuity payments.

Beneficiary—The person designated to receive any benefits under a Contract upon the death of the Annuitant or the Owner prior to the Annuity Period.

Company (“we”, “us”, “our”, “KILICO”)—Kemper Investors Life Insurance Company. Our Home Office is located at 1400 American Lane, Schaumburg, Illinois 60196. For Contract services, you may contact the Annuity Contact Center at Scudder DestinationsSM Service Team, PO Box 19097, Greenville, South Carolina, 29602-9097 or 1-800-449-0523.

Contract—A Variable, Fixed and Market Value Adjusted Annuity Contract offered on an individual or group basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract.

Contract Value—The sum of the values of your Separate Account Contract Value, Accumulated Guarantee Period Value and Fixed Account Contract Value.

Contract Year—Period between anniversaries of the Contract’s Date of Issue.

Contract Quarter—Periods between quarterly anniversaries of the Contract’s Date of Issue.

Contribution Year—Each one year period following the date a Purchase Payment is made.

Date of Issue—The date on which the first Contract Year commences.

Effective Date—The date that the endorsement to your Contract adding enhancements to the MVA Option (the “MVA Endorsement”) became effective, which is April 1, 2005.

Fixed Account—The General Account of KILICO to which you may allocate all or a portion of Purchase Payments or Contract Value. We guarantee a minimum rate of interest on Purchase Payments allocated to the Fixed Account.

Fixed Account Contract Value—The value of your Contract interest in the Fixed Account.

Fixed Annuity—An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

Fund or Funds—AIM Variable Insurance Funds (formerly INVESCO Variable Investment Funds, Inc.), The Alger American Fund, Credit Suisse Trust, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Scudder Variable Series I and Scudder Variable Series 11, including any Portfolios thereunder.

General Account—All our assets other than those allocated to any separate account.

Guaranteed Interest Rate—The rate of interest we establish for a given Guarantee Period.

Guarantee Period—The time when an amount is credited with a Guaranteed Interest Rate. Guarantee Period options may range from one to ten years, at our option.

Guarantee Period Value—The value of your Contract interest in a Guarantee Period is the sum of your: (1) Purchase Payment allocated or amount transferred to a Guarantee Period; plus (2) interest credited; minus (3) withdrawals, previously assessed Withdrawal Charges and transfers; and (4) as adjusted for any applicable Market Value Adjustment previously made.

Home Office—The address of our Home Office is 1400 American Lane, Schaumburg, Illinois 60196.

Market Adjusted Value—A Guarantee Period Value adjusted by the Market Value Adjustment formula on any date prior to the end of a Guarantee Period.

Market Value Adjustment—An adjustment of values under a Guarantee Period in accordance with the Market Value Adjustment formula prior to the end of that Guarantee Period. The adjustment reflects the change in the value of the Guarantee Period Value due to changes in interest rates since the date the Guarantee Period commenced. The adjustment is computed using the Market Value Adjustment formula stated in the Contract. Any downward Market Value Adjustment is subject to the MVA Floor described in the MVA Endorsement issued on April 1, 2005 and described below.

Non-Qualified Plan Contract—A Contract which does not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Owner (“you”, “your”, “yours”)—The person designated in the Contract as having the privileges of ownership defined in the Contract.

Portfolio—A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to herein as a Fund.

Purchase Payments—Amounts paid to us by you or on your behalf.

Qualified Plan Contract—A Contract issued in connection with a retirement plan which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Separate Account—The KILICO Variable Annuity Separate Account.

Separate Account Contract Value—The sum of your Subaccount Values.

Start Date—The later of the Effective Date of the MVA Endorsement or the beginning of a new Guarantee Period.

Subaccounts—The thirty-nine subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Portfolios or Funds.

Subaccount Value—The value of your interest in each Subaccount.

Unitholder—The person holding the voting rights with respect to an Accumulation or Annuity Unit.

Valuation Date—Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

Valuation Period—The interval of time between two consecutive Valuation Dates.

Variable Annuity—An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

Withdrawal Charge—The “contingent deferred sales charge” assessed against certain withdrawals of Contract Value in the first seven Contribution Years after a Purchase Payment is made or against certain annuitizations of Contract Value in the first seven Contribution Years after a Purchase Payment is made.

Withdrawal Value—Contract Value, plus or minus any applicable Market Value Adjustment, less any premium tax payable if the Contract is being annuitized, minus any Withdrawal Charge applicable to that Contract.

SUMMARY

Because this is a summary, it does not contain all of the information that may be important. Read the entire Prospectus and Contract before deciding to invest.

The Contracts provide for investment on a tax-deferred basis and for payment of annuity benefits. Both Non-Qualified Plan and Qualified Plan Contracts are described in this Prospectus. The Contract may be purchased by natural persons, or by trusts or custodial accounts which hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval.

The minimum initial Purchase Payment is $1,000. Subject to certain exceptions, the minimum subsequent Purchase Payment is $500. An allocation to a Subaccount, Fixed Account or Guarantee Period must be at least $500. Our prior approval is required for Purchase Payments over $1,000,000. (See “The Contracts,” page 20.)

Variable accumulations and benefits are provided by crediting Purchase Payments to one or more Subaccounts that you select. Each Subaccount invests in a corresponding Portfolio or Fund. Contract Value allocated to the Separate Account varies with the investment experience of the selected Subaccounts.

The Fixed Account has fixed accumulations and benefits. We guarantee that Purchase Payments allocated to the Fixed Account earn not less than the minimum guaranteed rate. In our discretion, we may credit interest in excess of the minimum guaranteed rate. (See “Fixed Account Option,” page 20.)

The MVA Option also provides fixed accumulations. The MVA Option may not be available in all states. The MVA Option is only available during the Accumulation Period. You may allocate amounts to one or more Guarantee Periods. We may offer additional Guarantee Periods at our discretion. For new Contracts, we may limit the number of Guarantee Period options available to three. We credit interest daily to amounts allocated to the MVA Option. We declare the rate at our sole discretion. We guarantee amounts allocated to the MVA Option at Guaranteed Interest Rates for the Guarantee Periods you select. These guaranteed amounts are subject to any applicable Withdrawal Charge, Market Value Adjustment or Records Maintenance Charge. We will not change a Guaranteed Interest Rate for the duration of the Guarantee Period. However, Guaranteed Interest Rates for subsequent Guarantee Periods are set at our discretion. At the end of a Guarantee Period, a new Guarantee Period for the same duration starts, unless you timely elect another Guarantee Period. The interests under the Contract relating to the MVA Option are not registered under the Securities Act of 1933 (“1933 Act”) and the insulated, nonunitized separate account supporting the MVA Option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). (See “The MVA Option,” page 15.)

You bear the investment risk under the Contracts, unless Contract Values are allocated to:

•	the MVA Option and are guaranteed to receive the Guaranteed Interest Rate, subject to any Market Value Adjustment, or

•	the Fixed Account Option and are guaranteed to earn not less than the minimum guaranteed rate (see “Fixed Account Option”).

Transfers between Subaccounts are permitted before and after annuitization, subject to certain limitations. A transfer from a Guarantee Period is subject to a Market Value Adjustment unless effected within 30 days after the existing Guarantee Period ends. Restrictions apply to transfers out of the Fixed

Account. (See “Transfers During the Accumulation Period” and “Transfers During the Annuity Period,” pages 23 and 31, respectively.)

You may withdraw Contract Value subject to Withdrawal Charges, any applicable Market Value Adjustment and other specified conditions. (See “Withdrawals During the Accumulation Period,” page 25.)

We do not deduct sales charges from Purchase Payments. Each Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

•	the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

•	10% of Contract Value. If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a Withdrawal Charge.

The Withdrawal Charge is:

•	7% in the first Contribution Year,

•	6% in the second Contribution Year,

•	5% in the third and fourth Contribution Years,

•	4% in the fifth Contribution Year,

•	3% in the sixth Contribution Year,

•	2% in the seventh Contribution Year, and

•	0% in the eighth Contribution Year and thereafter.

(See “Withdrawal Charge,” page 28.) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their seventh Contribution Year or earlier, except as set forth under “Withdrawal Charge.” Withdrawals may be subject to income tax, a 10% penalty tax, and other tax consequences. Withdrawals from Qualified Plan Contracts may be limited by the Internal Revenue Code (the “Code”). (See “Federal Income Taxes,” page 33.)

Contract charges include:

•	mortality and expense risk charge,

•	administration charge,

•	records maintenance charge,

•	Withdrawal Charge,

•	Guaranteed Retirement Income Benefit Rider Charge, if selected,

•	transfer charge,

•	investment management fees and other expenses, and

•	applicable state premium taxes.

(See “Charges Against the Separate Account,” page 27.) In addition, the investment advisers to the Funds deduct varying charges from the assets of the Funds for which they provide investment advisory services. (See the Funds’ prospectuses for such information.)

The Contract may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Code or as individual retirement annuities including Roth IRAs. We may limit Purchase Payments under qualified plans, other than IRAs, to lump-sum rollovers and transfers. The Contract is also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. (See “Taxation of Annuities in General,” page 33 and “Qualified Plans,” page 36.)

You may examine a Contract and return it for a refund during the “free look” period. The length of the free look period will depend on the state in which the Contract is issued. However, it will be at least ten days from the date you receive the Contract. (See “The Contracts,” page 20.) In addition, a special free look period applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions-IRAs or as Roth Individual Retirement Annuities.

SUMMARY OF EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, take a partial withdrawal, annuitize the Contract, surrender the Contract, or transfer cash value between and among the Subaccounts, the Fixed Account, and the Guarantee Periods. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases
(as a percentage of Purchase Payments):	None
Maximum Withdrawal Charge(1)
(as a percentage of Purchase Payments):	7%

Year of Withdrawal after Purchase Payment	Withdrawal Charge
First year	7.00%
Second year	6.00%
Third year	5.00%
Fourth year	5.00%
Fifth year	4.00%
Sixth year	3.00%
Seventh year	2.00%
Eight years and following	0.00%
Maximum Transfer Fee:	$25 (2)

(1)	A Contract Owner may withdraw up to the greater of (i) the excess of Contract Value over total Purchase Payments subject to a Withdrawal Charge less prior withdrawals that were previously assessed a Withdrawal Charge and (ii) 10% of the Contract Value in any Contract Year without assessment of any Withdrawal Charge. In certain circumstances we may reduce or waive the Withdrawal Charge. See “Withdrawal Charge.”

(2)	We reserve the right to charge a fee of $25 for each transfer of Contract Value in excess of 12 transfers per calendar year. See “Transfers During the Accumulation Period.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Periodic Charges other than Portfolio Expenses

Current
Annual Records Maintenance Charge(3)	$30
Separate Account Annual Expenses (as a percentage of average Separate Account Contract Value)
With the Standard Death Benefit Only
Mortality and Expense Risk Charge(4)	1.25%
Administration Charge(4)	0.15%

Total Separate Account Annual Expenses	1.40%

With the Optional Guaranteed Retirement Income Benefit

Current
Mortality and Expense Risk Charge(4)	1.25%
Optional Guaranteed Retirement Income Benefit(5)	0.25%
Administration Charge(4)	0.15%

Total Separate Account Annual Expenses	1.65%

(3)	The records maintenance charge applies to Contracts with Contract Value less than $50,000 on the date of assessment. In certain circumstances we may reduce or waive the annual records maintenance charge. See “Records Maintenance Charge.”

(4)	Scudder Money Market Subaccount #2 is the only Subaccount not subject to this charge.

(5)	We no longer offer the Guaranteed Retirement Income Benefit Rider. If you have elected the Guaranteed Retirement Income Benefit Rider and your rider remains in force, the current 0.25% rider charge will continue to be assessed, and our obligations and duties to you under this rider will not change.

The following table shows the range of Fund fees and expenses for the fiscal year ended December 31, 2004. Expenses of the Funds may be higher or lower in the future. You can obtain more detailed information concerning each Fund’s fees and expenses in the prospectus for each Fund.

Range of Annual Operating Expenses for the Funds During 20041

Lowest	Highest
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)%	%

Net Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses—after any contractual waivers of fees and expenses)[2]

%	%

[1]	The fund expenses used to prepare this table were provided to us by the fund(s). We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2004. Current or future expenses may be greater or less than those shown.

[2]	The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for Funds that require a Fund’s investment adviser to reimburse or waive Fund expenses until at least May 31, 2006.

The next table shows the fees and expenses charged by each fund for the fiscal year ended December 31, 2004.

Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets) (as a percentage of average daily net assets in the portfolios as of December 31, 2004):

Fund	Management Fees	12b-1 Fees	Other Expenses	Gross Total Annual Expenses	Fee Waiver or Expense Reimbursement	Contractual Net Total Annual Expenses
AIM Variable Insurance Funds (Class I Shares)
AIM VIF Utilities Fund (formerly INVESCO VIF-Utilities Fund)

Fund	Management Fees	12b-1 Fees	Other Expenses	Gross Total Annual Expenses	Fee Waiver or Expense Reimbursement	Contractual Net Total Annual Expenses
The Alger American Fund (Class O Shares)
Alger American Balanced Portfolio
Alger American Leveraged AllCap Portfolio
Credit Suisse Trust (XX Class of Shares)
Credit Suisse Trust- Emerging Markets Portfolio
Credit Suisse Trust- Global Small Cap Portfolio
Dreyfus Investment Portfolios (Initial Share Class)
Mid Cap Stock Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)
Scudder Variable Series I (Class A Shares)
Scudder Bond
Scudder Capital Growth Portfolio
Scudder Global Discovery Portfolio
Scudder Growth and Income Portfolio
Scudder Health Sciences Portfolio
Scudder International Portfolio
Scudder Variable Series II (Class A Shares)
Scudder Aggressive Growth Portfolio
Scudder Blue Chip Portfolio
Scudder Large Cap Value Portfolio
Scudder Fixed Income Portfolio
Scudder Global Blue Chip Portfolio
Scudder Government & Agency Securities Portfolio
Scudder High Income Portfolio
Scudder International Select Equity Portfolio
Scudder Money Market Portfolio
Scudder Small Cap Growth Portfolio
Scudder Technology Growth Portfolio
Scudder Total Return Portfolio
SVS Davis Venture Value Portfolio
SVS Dreman Financial Services Portfolio
SVS Dreman High Return Equity Portfolio
SVS Dreman Small Cap Value Portfolio
SVS Index 500 Portfolio

Fund	Management Fees	12b-1 Fees	Other Expenses	Gross Total Annual Expenses	Fee Waiver or Expense Reimbursement	Contractual Net Total Annual Expenses
SVS INVESCO Dynamic Growth Portfolio
SVS Janus Growth and Income Portfolio
SVS Janus Growth Opportunities Portfolio
SVS Oak Strategic Equity Portfolio
SVS Turner Mid Cap Growth Portfolio

The expenses shown above are deducted by each underlying fund or portfolio before the fund or portfolio provides us with its daily net asset value. We then deduct applicable Separate Account charges from the net asset value to calculate the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2006. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

THE FUND’S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE ABOVE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee waivers or expense reimbursements. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$	$	$	$

(2) a. If you annuitize your Contract at the end of the available time period under Annuity Option 2, 3, 4, or under Annuity Option 1 for a period of five years or more*:

1 year	3 years	5 years	10 years
$	$	$	$

b. If you annuitize your Contract at the end of the available time period under Annuity Option 1 for a period of less than five years*:

1 year	3 years	5 years	10 years
$	$	$	$

(3) If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$	$	$	$

*	Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3 or 4, or under Annuity Option 1 for a period of five years or more.

The Example is an illustration and does not represent past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. Similarly, your rate of return may be more or less than the 5% assumed rate in the Example.

The Example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender your Contract.

The Record Maintenance Charge of $30 is reflected as an annual charge of             % that is determined by dividing total Record Maintenance Charges collected during 2004 ($            ) by total average net assets attributable to the Contract during 2004 ($            ).

DISTRIBUTION COSTS

For information concerning the compensation we pay in relation to prior sale of the Contracts, see “Distribution of the Contracts.”

CONDENSED FINANCIAL INFORMATION

In Appendix C, we have included a financial history of the accumulation unit values for the Subaccounts available under the Contract.

KILICO, THE MVA OPTION, THE SEPARATE ACCOUNT AND THE FUNDS

Kemper Investors Life Insurance Company

We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our home office is located at 1400 American Lane, Schaumburg, Illinois 60196. For Contract services, you may contact us at the Annuity Contact Center at Scudder DestinationsSM Service Team, PO Box 19097, Greenville, South Carolina, 29602-9097. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. Kemper Corporation is a wholly-owned subsidiary of Zurich Group Holding (“ZGH”), a Swiss holding company. ZGH is owned by Zurich Financial Services (“ZFS”), a Swiss holding company.

Effective September 3, 2003 (the “Closing Date”), KILICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and KILICO entered into a coinsurance agreement under which FKLA administers and 100% reinsures certain lines of business currently underwritten by KILICO. FKLA administered the Contracts for one year after the Closing Date. Otherwise, the transfer and coinsurance agreement do not relate directly to the Contracts. The benefits and provisions of the Contracts were not changed by these transactions and agreements.

Effective September 7, 2004, we transferred our customer services operations and the administration of the Contracts to IBM Insurance Outsourcing Services (“IBM Outsourcing”), in Greenville, South Carolina. IBM Outsourcing provides all of the services required for complete support and administration of your Contract, including processing all premium payments and all requests for transfers, partial withdrawals, surrenders and death benefits, responding to inquiries, and calculating accumulation unit values for your Contract and the Separate Account.

The MVA Option

You may allocate amounts in the Market Value Adjustment (“MVA”) Option to one or more Guarantee Periods with durations of one to ten years during the Accumulation Period. You may choose a different Guarantee Period by pre-authorized telephone instructions or by giving us written notice (See “Guarantee Periods of the MVA Option”). The MVA Option may not be available in all states. At our discretion, we may offer additional Guarantee Periods or limit, for new Contracts, the number of Guarantee Periods available to three.

The amounts allocated to the MVA Option under the Contracts are invested under the laws regulating our General Account. Assets supporting the amounts allocated to Guarantee Periods are held in a “nonunitized” separate account. However, our General Account assets are available to fund benefits under the Contracts. A non-unitized separate account is a separate account in which you do not participate in the performance of the assets through unit values. There are no discrete units for this separate account. The assets of the non-unitized separate account are held to fund our guaranteed obligations. The “nonunitized” separate account is insulated, so that the assets of the separate account are not chargeable with liabilities arising out of the business conducted by any other separate account or out of any other business we may conduct.

State insurance laws concerning the nature and quality of investments regulate our General Account investments and any non-unitized separate account investments. These laws generally permit investment in federal, state and municipal obligations, preferred and common stocks, corporate bonds, real estate mortgages, real estate and certain other investments.

We consider the return available on the instruments in which Contract proceeds are invested when establishing Guaranteed Interest Rates. This return is only one of many factors considered in establishing Guaranteed Interest Rates. (See “The Accumulation Period-4. Establishment of Guaranteed Interest Rates.”)

Our investment strategy for the non-unitized separate account is generally to match Guarantee Period liabilities with assets, such as debt instruments. We expect to invest in debt instruments such as:

•	securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government;

•	debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody’s Investors Services, Inc. (“Moody’s”) (Aaa, Aa, A or Baa), Standard & Poor’s Corporation (“Standard & Poor’s”) (AAA, AA, A or BBB), or any other nationally recognized rating service;

•	other debt instruments including issues of or guaranteed by banks or bank holding companies and corporations, which obligations, although not rated by Moody’s or Standard & Poor’s, are deemed by our management to have an investment quality comparable to securities which may be otherwise purchased; and

•	options and futures transactions on fixed income securities.

We are not obligated to invest the amounts allocated to the MVA Option according to any particular strategy, except as state insurance laws may require.

The Separate Account

We established the KILICO Variable Annuity Separate Account on May 29, 1981 pursuant to Illinois law as the KILICO Money Market Separate Account. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

[Thirty-five] Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions or under all Contracts.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as you request. All dividends and capital gains distributions received by the Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.

The Separate Account’s financial statements appear in the Statement of Additional Information.

The Funds

The Separate Account invests in shares of the following Funds:

•	AIM Variable Insurance Funds

•	The Alger American Fund

•	Credit Suisse Trust

•	Dreyfus Investment Portfolios

•	The Dreyfus Socially Responsible Growth Fund, Inc.

•	Scudder Variable Series I

•	Scudder Variable Series II

The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in the case of Credit Suisse Trust, certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. Shares of the Funds may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The following table summarizes each Fund/Portfolio’s investment objective and provides the name of each investment adviser.

Fund/Portfolio	Investment Objective and Investment Adviser

AIM VIF Utilities Fund (formerly INVESCO VIF- Utilities Fund)	Seeks capital growth and current income. Investment adviser is A I M Advisors, Inc. The subadviser is INVESCO Institutional (N.A.), Inc.

Alger American Balanced Portfolio (Class O Shares)	Seeks current income and long-term capital appreciation. Investment adviser is Fred Alger Management, Inc.

Alger American Leveraged AllCap Portfolio (Class O Shares)	Seeks long-term capital appreciation. Investment adviser is Fred Alger Management, Inc.

Fund/Portfolio	Investment Objective and Investment Adviser
Credit Suisse Trust- Emerging Markets Portfolio	Seeks long-term growth of capital by investing in equity securities of companies located or conducting a majority of their business in emerging markets. Investment adviser is Credit Suisse Asset Management, LLC. The subadviser is Credit Suisse Asset Management Limited.

Credit Suisse Trust-Global Small Cap Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture-capital stage of development. Investment adviser is Credit Suisse Asset Management, LLC. The subadviser is Credit Suisse Asset Management Limited.

Dreyfus IP MidCap Stock Portfolio (Initial Share Class)	Seeks investment results that are greater than the total return performance of medium-size domestic companies in the aggregate as represented by the Standard and Poor’s MidCap 400® Index. Investment adviser is The Dreyfus Corporation.

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)	Seeks to provide capital growth with current income as a secondary goal. To pursue this goal, the Fund normally invests at least 80% of its assets in common stocks of companies that, in the opinion of the Fund’s management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America. Investment adviser is The Dreyfus Corporation.

Scudder Bond[1] (Class A Shares)

Scudder Capital Growth[2] Portfolio (Class A Shares)	Seeks to maximize long-term capital growth through a broad and flexible investment program. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder Global Discovery Portfolio (Class A Shares)	Seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder Growth and Income[3] Portfolio (Class A Shares)	Seeks long-term growth of capital, current income and growth of income. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder Health Sciences Portfolio (Class A Shares)	Seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder International Portfolio (Class A Shares)	Seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder Aggressive Growth Portfolio (Class A Shares)	Seeks capital appreciation through the use of aggressive investment techniques. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder Blue Chip Portfolio (Class A Shares)	Seeks growth of capital and income. Investment adviser is Deutsche Investment Management Americas Inc.

[1]	Effective April 29, 2005, pursuant to shareholder approval, the Scudder Strategic Income Portfolio merged into the Scudder Bond Portfolio.

[2]	Effective April 29, 2005, pursuant to shareholder approval, the SVS Focus Value & Growth Portfolio merged into the Scudder Growth and Income Portfolio.

[3]	Effective April 29, 2005, pursuant to shareholder approval, the SVS Focus Value & Growth Portfolio merged into the Scudder Growth and Income Portfolio.

Fund/Portfolio	Investment Objective and Investment Adviser
Scudder Large Cap Value Portfolio (Class A Shares)	Seeks to achieve a high rate of total return. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder Fixed Income Portfolio (Class A Shares)	Seeks high current income. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder Global Blue Chip Portfolio (Class A Shares)	Seeks long-term capital growth. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder Government & Agency Securities Portfolio (Class A Shares)	Seeks high current income consistent with preservation of capital. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder High Income Portfolio (Class A Shares)	Seeks to provide a high level of current income. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder International Select Equity Portfolio (Class A Shares)	Seeks capital appreciation. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder Money Market Portfolio (Class A Shares)	Seeks maximum current income to the extent consistent with stability of principal. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder Small Cap Growth[4] Portfolio (Class A Shares)	Seeks maximum appreciation of investors’ capital. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder Technology Growth Portfolio (Class A Shares)	Seeks growth of capital. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder Total Return Portfolio (Class A Shares)	Seeks high total return, a combination of income and capital appreciation. Investment adviser is Deutsche Investment Management Americas Inc.

SVS Davis Venture Value Portfolio (Class A Shares)	Seeks growth of capital. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is Davis Selected Advisers, L.P.

SVS Dreman Financial Services Portfolio (Class A Shares)	Seeks to provide long-term capital appreciation. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is Dreman Value Management L.L.C.

SVS Dreman High Return Equity Portfolio (Class A Shares)	Seeks to achieve a high rate of total return. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is Dreman Value Management L.L.C.

SVS Dreman Small Cap Value Portfolio (Class A Shares)	Seeks long-term capital appreciation. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is Dreman Value Management L.L.C.

SVS Index 500 Portfolio (Class A Shares)	Seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor’s® 500 Index. Investment adviser is Deutsche Investment Management Americas Inc.

SVS INVESCO Dynamic Growth Portfolio (Class A Shares)	Seeks long-term capital growth. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is INVESCO Funds Group, Inc.

SVS Janus Growth And Income Portfolio (Class A Shares)	Seeks long-term capital growth and current income. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is Janus Capital Management LLC

[4]	Effective April 29, 2005, pursuant shareholder approval, the Scudder 21st Century Growth Portfolio merged in the Scudder Small Cap Growth Portfolio.

Fund/Portfolio	Investment Objective and Investment Adviser

SVS Janus Growth Opportunities Portfolio (Class A Shares)	Seeks long-term growth of capital in a manner consistent with the preservation of capital. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is Janus Capital Management LLC

SVS Oak Strategic Equity Portfolio (Class A Shares)	Seeks long-term capital growth. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is Oak Associates, Ltd.

SVS Turner Mid Cap Growth Portfolio (Class A Shares)	Seeks capital appreciation. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is Turner Investment Partners, Inc.

*”	Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s® 500,” and “500” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Deutsche Asset Management Americas Inc. The SVS Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s®, and Standard & Poor’s® makes no representation regarding the advisability of investing in the Portfolio. Additional information may be found in the Portfolio’s statement of additional information.

The Portfolios may not achieve their stated objective. More detailed information, including a description of risks, fees and expenses involved in investing in the Portfolios is found in the Funds’ prospectuses accompanying this Prospectus and statements of additional information, available from us upon request. You should read the Portfolio prospectuses carefully.

Selection of Funds

We have selected the portfolios offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s reputation and tenure, brand recognition, performance, and the qualification of each investment firm. Another factor we considered during the selection process is whether the portfolio, its investment adviser, or an affiliate of the investment adviser would compensate us for providing certain administrative, marketing and support services. We also considered whether the portfolio’s investment adviser was one of our affiliates, and whether the portfolio, its adviser, or their affiliates could provide marketing and distribution support for the sales of the Contracts. For a discussion of the administrative, marketing, and support fees we receive from the underlying portfolios, see the “Administrative, Marketing, and Support Service Fee” section below.

Change of Investments

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We may eliminate the shares of any of the Funds or Portfolios and substitute shares of another portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate in view of the purposes of the Separate Account. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC’s prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or may permit a conversion between series or classes of contracts on the basis of requests made by Owners.

We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, in our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the 1940 Act; (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

FIXED ACCOUNT OPTION

Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the 1933 Act, and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.

We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

THE CONTRACTS

A.	General Information.

This Contract is no longer offered for sale, although we continue to accept additional Purchase Payments under the Contract. The minimum additional Purchase Payment is $500. The minimum additional Purchase Payment is $100 if you authorize us to draw on an account via check or electronic debit. Cumulative Purchase Payments in excess of $1,000,000 require our prior approval. The Internal Revenue Code may also limit the maximum annual amount of Purchase Payments. An allocation to a Subaccount, the Fixed Account or a Guarantee Period must be at least $500.

We may, at any time, amend the Contract in accordance with changes in the law, including applicable tax laws, regulations or rulings, and for other purposes.

During the Accumulation Period, you may assign the Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and a 10% tax penalty. (See “Tax Treatment of Withdrawals, Loans and Assignments.”)

Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the Annuitant’s debts or obligations.

You designate the Beneficiary. If you or the Annuitant die, and no designated Beneficiary or contingent beneficiary is alive at that time, we will pay your or the Annuitant’s estate.

Under a Qualified Plan Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Plan Contract may not be assigned.

B.	The Accumulation Period.

1.	Application of Purchase Payments.

You select the allocation of Purchase Payments to the Subaccount(s), Guarantee Periods, or Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to a Guarantee Period or to the Fixed Account begin earning interest one day after we receive them. Upon receipt of a Purchase Payment, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount’s Accumulation Unit value, as computed after we receive the Purchase Payment.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount, other than the Withdrawal Charge, the Records Maintenance Charge and Guaranteed Retirement Income Benefit Charge (see “Contracts Issued Before November 12, 2001”). The number of Accumulation Units is reduced when the Records Maintenance Charge and Guaranteed Retirement Income Benefit Charge are assessed.

2.	Accumulation Unit Value.

Each Subaccount has an Accumulation Unit value. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount’s Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

Each Subaccount has its own investment experience factor. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

(a divided by b) minus c, where:

a. is:

•	the net asset value per share of the Portfolio held in the Subaccount as of the end of the current Valuation Period; plus

•	the per share amount of any dividend or capital gain distributions made by the Portfolio held in the Subaccount, if the “ex-dividend” date occurs during the current Valuation Period; plus or minus

•	a credit or charge for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

b. is the net asset value per share of the Portfolio held in the Subaccount as of the end of the preceding Valuation Period; and

c. is the factor representing asset-based charges (the mortality and expense risk and administration charges).

3.	Guarantee Periods of the MVA Option.

You may allocate Purchase Payments to one or more Guarantee Periods with durations of one to ten years. Each Guarantee Period has a Guaranteed Interest Rate that will not change during the Guarantee Period. Interest is credited daily at the effective annual rate.

The following example illustrates how we credit Guarantee Period interest.

EXAMPLE OF GUARANTEED INTEREST RATE ACCUMULATION

Purchase Payment	$40,000.00
Guarantee Period	5 Years
Guarantee Interest Rate	3.00% Effective Annual Rate

Year	Interest Credited During Year	Cumulative Interest Credited
1	$1,200.00	$1,200.00
2	1,236.00	2,436.00
3	1,273.08	3,709.08
4	1,311.27	5,020.35
5	1,350.61	6,370.96

Accumulated value at the end of 5 years is:

$40,000.00 + $6,370.96 = $46,370.96

Note: This example assumes that no withdrawals or transfers are made during the five-year period. If you make withdrawals or transfers during this period, Market Value Adjustments and Withdrawal Charges apply.

The hypothetical interest rate is not intended to predict future Guaranteed Interest Rates. Actual Guaranteed Interest Rates for any Guarantee Period may be more than those shown.

At the end of any Guarantee Period, we send written notice of the beginning of a new Guarantee Period. A new Guarantee Period for the same duration starts unless you elect another Guarantee Period within 30 days after the end of the terminating Guarantee Period. You may choose a different Guarantee Period by reauthorized telephone instructions or by giving us written notice. You should not select a new Guarantee Period extending beyond the Annuity Date. Otherwise, the Guarantee Period amount available for annuitization is subject to Market Value Adjustments and may be subject to Withdrawal Charges. (See “Market Value Adjustment” and “Withdrawal Charge” below.)

The amount reinvested at the beginning of a new Guarantee Period is the Guarantee Period Value for the Guarantee Period just ended. The Guaranteed Interest Rate in effect when the new Guarantee Period begins applies for the duration of the new Guarantee Period.

You may call or write us at the Annuity Contact Center for the new Guaranteed Interest Rates.

4.	Establishment of Guaranteed Interest Rates.

We declare the Guaranteed Interest Rates for each of the durations of Guarantee Periods from time to time as market conditions dictate. Once established, rates are guaranteed for the respective Guarantee Periods. We advise you of the Guaranteed Interest Rate for a chosen Guarantee Period when we receive a Purchase Payment, when a transfer is effectuated or when a Guarantee Period renews. Withdrawals of Accumulated Guarantee Period Value are subject to Withdrawal Charges and Records Maintenance Charges and may be subject to a Market Value Adjustment. (See “Market Value Adjustment” below.)

We have no specific formula for establishing the Guaranteed Interest Rates. The determination may be influenced by, but not necessarily correspond to, the current interest rate environment. (See “The MVA Option”.) We may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales commissions and administrative expenses we bear, and general economic trends.

We make the final determination of the Guaranteed Interest Rates to be declared.

We cannot predict or guarantee the level of future Guaranteed Interest Rates.

5.	Contract Value.

On any Valuation Date, Contract Value equals the total of:

•	the number of Accumulation Units credited to each Subaccount, times

•	the value of a corresponding Accumulation Unit for each Subaccount, plus

•	your Accumulated Guarantee Period Value in the MVA Option, plus

•	your interest in the Fixed Account.

6.	Transfers During the Accumulation Period.

During the Accumulation Period, you may transfer the Contract Value among the Subaccounts, the Guarantee Periods and the Fixed Account subject to the following provisions:

•	the amount transferred must be at least $100 unless the total Contract Value attributable to a Subaccount, Guarantee Period or Fixed Account is transferred;

•	the Contract Value remaining in a Subaccount, Guarantee Period or Fixed Account must be at least $500 unless the total value is transferred;

•	transfers may not be made from any Subaccount to the Fixed Account over the six months following any transfer from the Fixed Account into one or more Subaccounts; and

•	transfers from the Fixed Account may be made one time during the Contract Year during the 30 days following an anniversary of a Contract Year.

We may charge a $25 fee for each transfer in excess of 12 transfers per calendar year. However, transfers made pursuant to the Asset Allocation and Dollar Cost Averaging programs do not count toward these 12 transfers. In addition, transfers of Guarantee Period Value are subject to Market Value Adjustment unless the transfer is made within 30 days of the end of the Guarantee Period. Because a transfer before the end of a Guarantee Period is subject to a Market Value Adjustment, the amount transferred from the Guarantee Period may be more or less than the requested dollar amount.

We make transfers pursuant to written or telephone instructions specifying in detail the requested changes. Transfers involving a Subaccount are based upon the Accumulation Unit values, as calculated after we receive transfer instructions. We may suspend, modify or terminate the transfer provision. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

Website Access. Our website address at www.kemperinvestors.com is available 24-hours a day. Our website will allow you to request transfers among the subaccounts, fixed account, and the Guarantee Periods and inquire about your Contract. To use the website for access to your Contract information or to request transfers, you must enter your Contract number and Personal Identification Number (PIN).

E-mail Access. You may e-mail us through our website to request an address change or to inquire about your Contract. Currently, we do not allow transfer requests or withdrawals by e-mail. Please identify your Contract number or social security number in any transaction request or correspondence sent to us by e-mail.

Limitations on Transfers. The following transfers must be requested through standard first-class United States mail and must have an original signature:

•	transfers in excess of $250,000 per Contract, per day, and

•	transfers into and out of the Credit Suisse Trust-Emerging Markets, the Credit Suisse Trust-Global Small Cap, the Scudder Global Blue Chip, the Scudder Global Discovery, the Scudder International or the Scudder International Select Equity Subaccounts in excess of $50,000, per Contract, per day.

These administrative procedures have been adopted under the Contract to protect the interests of the remaining Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Funds or Portfolios.

We reserve the right to further amend the transfer procedures in the interest of protecting remaining Contract Owners.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

Additional Telephone and Online Access Rules and Conditions. We will employ reasonable procedures to confirm that telephone, e-mail, and website instructions are genuine. Such procedures may include requiring forms of personal identification prior to acting upon any telephone, e-mail, and website instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions and saving e-mail and website instructions received from you. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures that are designed to limit unauthorized use of the telephone, e-mail, and website privileges. Therefore, you bear the risk of loss in the event of a fraudulent telephone, e-mail, and website request.

In order to access our website or our automated customer response system, you will need to obtain a PIN by calling into the Annuity Contact Center. You should protect your PIN, because the automated customer response system will be available to your representative of record and to anyone who provides your PIN. We will not be able to verify that the person providing electronic instructions is you or authorized by you.

We cannot guarantee that our telephone, e-mail, and website services will always be available. For example, our Annuity Contact Center may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. Outages or slowdowns may prevent or delay our receipt of your request. If the volume of requests is unusually high, we might not be able to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request or correspond in writing to our mailing address.

Transfer requests made by phone, e-mail, or through our website must comply with our transfer provisions stated in the prospectus. Any transfer requests that are not in compliance with these provisions will not be considered received at our Service Team. We reserve the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone, e-mail, and website transfer privilege) at any time, for any class of Contracts, for any reason.

Third Party Transfers. If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the authorized asset allocation program. However, we do not offer or participate in any asset allocation program and we take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party’s instructions at any time and may restrict the investment options available for transfer under third party authorizations.

Automatic Account Rebalancing. You may elect to have transfers made automatically among the Subaccounts on an annual, semiannual or quarterly basis so that Contract Value is reallocated to match the percentage allocations in your predefined allocation elections. Transfers under this program are not subject to the $100 minimum transfer limitation. An election to participate in the automatic asset reallocation program must be in writing on our form and returned to us.

7.	Policy and Procedures Regarding Disruptive Trading and Market Timing.

Statement of Policy. This Contract is not designed for use by organizations or individuals engaged in market timing or for use by investors who make frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, or transfers of large amounts at one time (“Disruptive Trading”).

Market timing and other kinds of Disruptive Trading can increase your investment risks and have harmful effects for you, for other Contract owners, for the underlying portfolios, and for other persons who have material rights under the Contract, such as insureds and beneficiaries. These risks and harmful effects include:

•	dilution of the interests of long-term investors in a subaccount if market timers manage to transfer into an underlying portfolio at prices that are below the true value or to transfer out of the underlying portfolio at prices that are above the true value of the underlying portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

•	reduced investment performance due to adverse effects on portfolio management by:

•	impeding a portfolio manager’s ability to sustain an investment objective;

•	causing the underlying portfolio to maintain a higher level of cash than would otherwise be the case; or

•	causing an underlying portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying portfolio; and

•	increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Contract owners invested in those subaccounts, not just those making the transfers.

Policy Against Disruptive Trading. We have adopted policies and procedures that are intended to detect and deter market timing and other forms of Disruptive Trading in the Contract. We do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these policies and procedures.

Do not invest with us if you intend to conduct market timing or Disruptive Trading.

For these purposes, we do not include transfers made pursuant to Dollar Cost Averaging.

Detection. We monitor the transfer activities of owners in order to detect market timing and other forms of Disruptive Trading activity. However, despite our monitoring we may not be able to detect or halt all Disruptive Trading activity. Our ability to detect Disruptive Trading may be limited by operational or technological systems, as well as by our ability to predict strategies employed by market timers to avoid detection. As a result, despite our efforts, there is no assurance that we will be able to identify and curtail all Disruptive Trading by such Contract owners or intermediaries acting on their behalf.

In addition, because other insurance companies (and retirement plans) with different market timing policies and procedures may invest in the underlying portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying portfolio will not suffer harm from Disruptive Trading in the subaccounts of variable products issued by these other insurance companies (or retirement plans) that invest in the underlying portfolios.

As a result, to the extent we are not able to detect Disruptive Trading activity, or other insurance companies (or retirement plans) fail to detect such activity, it is possible that a market timer may be able to engage in Disruptive Trading transactions that may interfere with underlying portfolio management and cause you to experience detrimental effects such as increased costs, lower performance and a dilution of your interest in a underlying portfolio.

Deterrence. We impose limits on transfer activity within the Contract in order to deter Disruptive Trading.

We will accept the following transfers only if the order is sent to us with an original signature and by first class U.S. Mail:

•	transfers in excess of $250,000 per Contract, per day; and

•	transfers in excess of $50,000 per Contract, per day, into or out any of the following subaccounts:

•	Credit Suisse Trust-Emerging Markets,

•	Credit Suisse Trust-Global Small Cap,

•	Scudder Global Blue Chip,

•	Scudder Global Discovery,

•	Scudder International, or

•	Scudder International Select Equity

If you send a transfer request in excess of these restrictions by any other method (such as fax, phone, or overnight mail), we will not honor your request.

If we identify suspicious transfer activity, we will advise you in writing that we are monitoring your transfer activity and that we will impose restrictions if we identify a pattern of Disruptive Trading activity. If we identify such a pattern as a result of continued monitoring, we will notify you in writing that all future transfers must be requested through first class U.S. Mail with an original signature. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

To further deter any market timing and Disruptive Trading activities, we may at any time and without prior notice:

•	terminate all telephone, website, email or fax transfer privileges;

•	limit the total number of transfers;

•	place further limits on the dollar amount that may be transfer;

•	require a minimum period of time between transfers; or

•	refuse transfer requests from intermediaries acting on behalf of you.

Our ability to impose these restriction in order to discourage market timing and other forms of Disruptive Trading may be limited by provisions of your Contract.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying portfolio’s operations, or (2) if an underlying portfolio would reject or has rejected our purchase order, or (3) because of a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We also reserve the right to reverse a potentially harmful transfer if an underlying portfolio refuses or reverses our order; in such instances some Contract owners may be treated differently than others. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your Contract to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number, size or frequency of transfers in a given period; or

•	allow a certain number of transfers in a given period.

Redemption fees, other transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other forms of Disruptive Trading and in preventing or limiting harm from such trading.

We may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other Disruptive Trading if we discover that our current procedures do not adequately curtail such activity, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the underlying portfolios under the Contract. The actions we take will be based on policies and procedures that we apply uniformly to all Contract owners.

Underlying Portfolio Frequent Trading Policies. The underlying portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying portfolios describe any such policies and procedures. The frequent trading policies and procedures of one underlying portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of another underlying portfolios and the policies and procedures we have adopted for the Contract to discourage market timing and other programmed, large, frequent, or short-term transfers.

Omnibus Order. Contract owners and other persons with material rights under the Contract also should be aware that the purchase and redemption orders received by the underlying portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying portfolios. In addition, if an underlying portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

8.	Withdrawals During the Accumulation Period.

You may redeem some or all of the Contract Value minus previous withdrawals and debt, plus or minus any applicable Market Value Adjustment and minus any Withdrawal Charge. Withdrawals will have tax consequences. (See “Federal Income Taxes.”) A withdrawal of the entire Contract Value is called a surrender.

Partial withdrawals and surrenders are subject to the following:

In any Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

•	the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

•	10% of the Contract Value.

See “Contract Charges and Expenses-Withdrawal Charge” for a discussion of charges applicable to partial withdrawals and surrenders.

If Contract Value is allocated to more than one investment option, you must specify the source of the partial withdrawal. If you do not specify the source, we redeem Accumulation Units on a pro rata basis from all investment options in which you have an interest. Accumulation Units attributable to the earliest Contribution Years are redeemed first.

Partial withdrawals are subject to the following:

•	Partial withdrawals are not permitted from the Fixed Account in the first contract Year.

•	The minimum withdrawal is $100 (before any Market Value Adjustment), or your entire interest in the investment option(s) from which withdrawal is requested.

•	You must leave at least $500 in each investment option from which the withdrawal is requested, unless the total value is withdrawn.

Election to withdraw shall be made in writing to us at the Annuity Contact Center and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values, as calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts is paid within seven days after we receive the request. However, we may suspend withdrawals or delay payment:

•	during any period when the New York Stock Exchange is closed,

•	when trading in a Fund or Portfolio is restricted or the SEC determines that an emergency exists, or

•	as the SEC by order may permit.

For withdrawal requests from the MVA Option and the Fixed Account, we may defer any payment for up to six months, as permitted by state law. During the deferral period, we will continue to credit interest at the current Guaranteed Interest Rate for the same Guarantee Period.

Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See “Federal Income Taxes.”)

A participant in the Texas Optional Retirement Program (“ORP”) must obtain a certificate of termination from the participant’s employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

9.	Market Value Adjustment.

Any withdrawal, transfer or annuitization of Guarantee Period Values, unless effected within 30 days after a Guarantee Period ends, may be adjusted up or down by a Market Value Adjustment. We calculate and apply the Market Value Adjustment before we calculate and deduct the Withdrawal Charge.

The Market Value Adjustment reflects the relationship between (a) the currently established interest rate (“Current Interest Rate”) for a Guarantee Period equal to the remaining length of the Guarantee Period, rounded to the next higher number of complete years, and (b) the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if the Guaranteed Interest Rate is the same or lower than the applicable Current Interest Rate, the Market Value Adjustment reduces Guarantee Period Value and results in a lower payment. Thus, if interest rates increase, the withdrawal could be less than the original Purchase Payment or the original amount allocated to a Guarantee Period. Conversely, if the Guaranteed Interest Rate is higher than the applicable Current Interest Rate, the Market Value Adjustment increases Guarantee Period Value and results in a higher payment.

MVA Endorsement Adding the MVA Floor. Effective April 1, 2005 (the “Effective Date”), we amended your Contract or certificate by putting a “floor” on the Market Value Adjustment feature and increasing the Guaranteed Interest Rate to 3% on those Guarantee Period Values crediting less than 3%. For this to occur, we issued an endorsement to your Contract or certificate (the “MVA Endorsement”).

The MVA Endorsement enhanced the MVA formula for your Contract by limiting (i.e., putting a “floor” on) any downward Market Value Adjustment that might be applied after the Effective Date to withdrawals or transfers out of a Guarantee Period. The “floor” ensures that, regardless of any changes in interest rates, if you withdraw or transfer money from a Guarantee Period before it expires and after the Start Date, the return on your Guarantee Period Value as of the Start Date (before any deductions for contract charges) will not be less than the Contract’s new minimum guaranteed interest rate of 3% per annum. The Start Date is the later of April 1, 2005 or the beginning of a new Guarantee Period.

In applying the MVA formula, each amount allocated to a different Guarantee Period or allocated at different times will be considered separately.

The Market Value Adjustment (MVA) uses this formula:

Where:

I is the Guaranteed Interest Rate being credited to the Guarantee Period Value (GPV) subject to the Market Value Adjustment,

J is the Current Interest Rate we declare, as of the effective date of the application of the Market Value Adjustment, for current allocations to a Guarantee Period the length of which is equal to the balance of the Guarantee Period for the Guarantee Period Value subject to the Market Value Adjustment, rounded to the next higher number of complete years, and

t is the number of days remaining in the Guarantee Period.

Any downward Market Value Adjustment is limited by the MVA Floor described above.

For an illustration of the new “Floor” on a downward Market Value Adjustment, as well as an upward Market Value Adjustment, see Appendix A.

10.	Guaranteed Death Benefit.

We pay a death benefit to the Beneficiary if any of the following occurs during the Accumulation Period:

•	the Owner, or a joint owner, dies,

•	the Annuitant dies with no living contingent annuitant, or

•	the contingent annuitant dies after the Annuitant.

The amount of the death benefit depends on the age of the deceased Owner or Annuitant when the death benefit becomes payable. If the deceased Owner or Annuitant dies before age 91, we will pay the Beneficiary the greatest of the following less debt:

•	Contract Value,

•	Purchase Payments minus previous withdrawals, accumulated at 5.00% interest per year to the earlier of the deceased’s age 80 or the date of death, plus Purchase Payments minus all withdrawals from age 80 to the date of death, or

•	the greatest anniversary value before death.

The greatest anniversary value equals:

•	the highest of the Contract Values on each Contract anniversary prior to the deceased’s age 81, plus the dollar amount of any Purchase Payments made since that anniversary, minus

•	withdrawals since that anniversary.

We pay Contract Value to the Beneficiary if the Owner or Annuitant dies after age 91. The Owner or Beneficiary (unless the Owner has already elected an Annuity Option), as appropriate, may elect to have all or a part of the death benefit proceeds paid to the Beneficiary under one of the Annuity Options described under “Annuity Options” below. The death benefit must be distributed within five years after the date of death unless an Annuity Option is elected or a surviving spouse elects to continue the Contract in accordance with the provisions described below.

For Non-Qualified Plan Contracts or Individual Retirement Annuities, if the Beneficiary is the Owner’s surviving spouse (or the Annuitant’s surviving spouse if the Owner is not a natural person), the surviving spouse may elect to continue the Contract in lieu of taking a death benefit distribution. The spouse will become the successor Owner of the Contract subject to the following:

•	The Contract Value will be increased to reflect the amount of the death benefit. The difference will be credited to the Scudder Money Market Subaccount #1.

•	No Withdrawal Charges will apply on existing values in the Contract. However, Purchase Payments made after the original owner’s death are subject to Withdrawal Charges.

•	Upon the death of the surviving spouse, the death benefit will be calculated from the time that the election to continue the Contract is made. A subsequent spouse of the surviving spouse will not be able to continue the Contract.

The above option is subject to availability of this feature in your state.

As an alternative to the above election, the surviving spouse may elect to continue a Non-Qualified Plan Contract or an Individual Retirement Annuity without receiving the increase in Contract Value attributable to the death benefit. In this case, all rights, benefits and charges under the Contract will continue including any applicable Withdrawal Charges.

CONTRACT CHARGES AND EXPENSES

This section describes the charges and deductions that we make under the Policy to compensate for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges we deduct under the Policy may result in a profit to us.

We deduct the following charges and expenses:

•	mortality and expense risk charge,

•	administration charge,

•	records maintenance charge,

•	Withdrawal Charge,

•	Guaranteed Retirement Income Benefit Rider Charge, if any

•	transfer charge,

•	investment management fees and other expenses, and

•	applicable state premium taxes.

Subject to certain expense limitations, you indirectly bear investment management fees and other Fund expenses.

A.	CHARGES AGAINST THE SEPARATE ACCOUNT.

1.	Mortality and Expense Risk Charge.

We assess each Subaccount a daily asset charge for mortality and expense risks at a rate of 1.25% per annum. Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

The mortality risk we assume arises from two contractual obligations. First, if you or the Annuitant die before age 91 and before the Annuity Date, we may, in some cases, pay more than Contract Value. (See “Guaranteed Death Benefit”, above.) Second, when Annuity Options involving life contingencies are selected, we assume the risk that Annuitants will live beyond actuarial life expectancies.

We also assume an expense risk. Actual expenses of administering the Contracts may exceed the amounts we recover from the Records Maintenance Charge or the administrative cost portion of the daily asset charge.

2.	Administration Charge.

We assess each Subaccount a daily administration charge at a rate of .15% per annum. This charge reimburses us for expenses incurred for administering the Contracts. These expenses include Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administration charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of a particular Contract.

3.	Records Maintenance Charge.

We deduct an annual Records Maintenance Charge of $30 during the Accumulation Period. The charge is assessed:

•	at the end of each Contract Year,

•	on Contract surrender, and

•	upon annuitization.

However, we do not deduct the Records Maintenance Charge for Contracts with Contract Value of at least $50,000 on the assessment date.

This charge reimburses us for the expenses of establishing and maintaining Contract records. The Records Maintenance Charge reduces the net assets of each Subaccount, Guarantee Period and the Fixed Account.

The Records Maintenance Charge is assessed equally among all investment options in which you have an interest.

4.	Withdrawal Charge.

We deduct a Withdrawal Charge to cover Contract sales expenses, including commissions and other promotion and acquisition expenses.

Each Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

•	the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

•	10% of the Contract Value.

If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first seven Contribution Years following each Purchase Payment as follows:

Contribution Year	Withdrawal Charge
First	7%
Second	6%
Third	5%
Fourth	5%
Fifth	4%
Sixth	3%
Seventh	2%
Eighth and following	0%

Purchase Payments are deemed surrendered in the order in which they were received.

When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge, plus the dollar amount sent to you.

Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge, even though the Contract may have been issued many years earlier. (For additional details, see “Withdrawals During the Accumulation Period.”)

Subject to certain exceptions and state approvals, Withdrawal Charges are not assessed on withdrawals:

•	after you have been confined in a hospital or skilled health care facility for at least 30 days and you remain confined at the time of the request;

•	within 30 days following your discharge from a hospital or skilled health care facility after a confinement of at least 30 days; or

•	if you or the Annuitant become disabled after the Contract is issued and before age 65.

Restrictions and provisions related to the nursing care or hospitalization disability waivers are described in Contract endorsements.

The Withdrawal Charge compensates us for Contract distribution expense. Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their seventh Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. See “The Annuity Period-Annuity Options” for a discussion of the Annuity Options available.

5.	Optional Guaranteed Retirement Income Benefit Rider (“GRIB”) Charge.

If you have selected the GRIB Rider and it is in force, we will deduct a annual charge of 0.25% of Contract Value for this rider. We deduct a prorata portion of the charge on the last business day of each calendar quarter. This quarterly charge is deducted from each Subaccount, each Guarantee Periods and the Fixed Account in which you have value based on the proportion that the value you have in each account bears to your total Contract Value. The rider terminates at age 91, and we do not charge for this rider after the annuitant’s 91st birthday.

6.	Transfer Charge.

We currently allow you to make unlimited transfers without charge. We reserve the right to assess a transfer fee of $25 for the thirteenth and each subsequent transfer during a Contract year.

7.	Investment Management Fees and Other Expenses.

Each Fund or Portfolio’s net asset value may reflect the deduction of investment management fees, Rule 12b-1 fees and general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. (See “Summary of Expenses.”) For 2004, total annual investment management fees and expenses for the Funds and Portfolios offered through the Contracts ranged from         % to         % for average daily portfolio assets. Further detail is provided in the attached prospectuses for the Funds or Portfolios and the Portfolios’ or Funds’ statements of additional information.

Administrative, Marketing, and Support Services Fees. [Add disclosure about 12b-1 fees]

We and/or Scudder Investments receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the Funds for administrative and other services related to the Separate Account operations. The amount of this compensation is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance products that we issue. These percentages differ and may be significant. Some advisers or subadvisers (or other affiliates) pay us more than others. The chart below provides the current percentages paid to us on an annual basis:

Incoming Payments to KILICO

Adviser or Sub-Adviser	% of assets*	Adviser or Sub-Adviser	% of assets*

*	Payments are based on a percentage of the average assets of each Fund owned by the subaccounts available under this Contract and under certain other variable insurance products offered by our affiliates and us.

We and Scudder Investments also may receive additional amounts or different percentages of assets under management from certain of these entities with regard to other variable insurance products or mutual funds that are issued by us and our affiliates. In addition, certain investment advisers and subadvisers of the Funds or their affiliates may provide us and/or selling firms with wholesaling services to assist us in servicing the Contract, may pay us and/or certain affiliates and/or selling firms amounts to participate in sales meetings, and may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the portfolios and to cooperate with their promotional efforts. The amounts may be significant and may provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Contract.

Proceeds from these payments by the Funds, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the Contracts.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Distribution of the Contracts” in this prospectus.

8.	State Premium Taxes.

Certain state and local governments impose a premium tax ranging from 0% to 3.5% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization. See “Appendix A-State Premium Tax Chart” in the Statement of Additional Information.

9.	Exceptions.

We may decrease the mortality and expense risk charge, the administration charge, and the Records Maintenance Charge without notice. However, we guarantee that they will not increase. We bear the risk that those charges will not cover our costs. On the other hand, should the charges exceed our costs, we will not refund any charges. Any profit is available for corporate purposes including, among other things, payment of distribution expenses.

We may also reduce or waive charges, including but not limited to, the Records Maintenance Charge, the Withdrawal Charge, and mortality and expense risk and administration charges, for certain sales that may result in cost savings, such as those where we incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. We may also reduce or waive charges and/or credit additional amounts on Contracts issued to:

•	employees and registered representatives (and their families) of broker-dealers (or their affiliated financial institutions) that have entered into selling group agreements with IBS, and

•	officers, directors and employees (and their families) of KILICO and Scudder Variable Series I and II, their investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

Reductions in these charges will not unfairly discriminate against any Owner.

THE ANNUITY PERIOD

Contracts may be annuitized under one of several Annuity Options. Annuity payments begin on the Annuity Date and under the selected Annuity Option. The Annuity Date must be at least one year after the Date of Issue. Subject to state variation, the Annuity Date may not be deferred beyond the later of the Annuitant’s 91st birthday (100th birthday if the Contract is part of a Charitable Remainder Trust) or ten years after the Date of Issue. However, annuitization is delayed beyond the Annuity Date if we are making systematic withdrawals based on your life expectancy. In this case, annuitization begins when life expectancy withdrawals are stopped.

1.	Annuity Payments.

Annuity payments are based on:

•	the annuity table specified in the Contract,

•	the selected Annuity Option, and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit’s value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see “Withdrawal Charge.”)

2.	Annuity Options.

You may elect one of the Contract’s Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan and state variations) to begin annuity payments before the Annuitant’s 91st birthday (100th birthday if the Contract is part of a Charitable Remainder Trust) or within ten years after the Date of Issue, whichever is later. You may change the Annuity Option before the Annuity Date. If no other Annuity Option is elected, monthly annuity payments are made in accordance with Option 3 below with a ten year period certain. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the first monthly payment is less than $20. In this case, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $20.

The amount of periodic annuity payments may depend upon:

•	the Annuity Option selected;

•	the age and sex of the Annuitant; and

•	the investment experience of the selected Subaccount(s).

For example:

•	If Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

•	If Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

•	If Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income option were selected.

•	If Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

The age of the Annuitant also influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. The sex of the Annuitant influences the amount of periodic payments because females generally live longer than males, resulting in smaller payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely you will receive a higher periodic payment, and conversely, you will likely receive a lower periodic payment if you participate in Subaccounts with lower investment performance.

If you die before the Annuity Date, available Annuity Options are limited. Unless you have imposed restrictions, the Annuity Options available are:

•	Option 2, or

•	Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than five years from your death).

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death. The death benefit distribution must begin no later than one year from your death, unless a later date is prescribed by federal regulation.

Option 1—Income for Specified Period.

Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the Annuitant’s death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the mortality and expense risk and administration charge.

If you elect variable annuitization under Option 1, the Annuitant may elect to cancel all or part of the variable annuity payments remaining due. We will then pay the discounted value of the remaining payments.

Option 2—Life Income.

Option 2 provides for an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant’s death without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.

Option 3—Life Income with Installments Guaranteed.

Option 3 provides an annuity payable monthly during the Annuitant’s lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4—Joint and Survivor Annuity.

Option 4 provides an annuity payable monthly while either Annuitant is living. Upon either Annuitant’s death, the monthly income payable continues over the life of the surviving Annuitant at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving Annuitant’s death without regard to the number or total amount of payments received.

3.	Allocation of Annuity.

You may elect payments on a fixed or variable basis, or a combination. Any Fixed Account Contract Value or Guarantee Period Value is annuitized on a fixed basis. Any Separate Account Contract Value is annuitized on a variable basis. The MVA Option is not available during the Annuity Period. You may exercise the transfer privilege during the Accumulation Period. Transfers during the Annuity Period are subject to certain limitations.

4.	Transfers During the Annuity Period.

During the Annuity Period, the Annuitant may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

•	Transfers to a Subaccount are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

•	All interest in a Subaccount must be transferred.

•	If we receive notice of transfer to a Subaccount more than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

•	If we receive notice of transfer to a Subaccount less than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

•	Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

A Subaccount’s Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

A Payee may not have more than three subaccounts after any transfer.

5.	Annuity Unit Value.

Annuity Unit value is determined independently for each Subaccount.

Annuity Unit value for any Valuation Period is:

•	Annuity Unit value for the preceding Valuation Period, times

•	the net investment factor for the current Valuation Period, times

•	an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract’s annuity tables.

The net investment factor for a Subaccount for any Valuation Period is:

•	the Subaccount’s Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved; divided by

•	the Subaccount’s Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6.	First Periodic Payment Under Variable Annuity.

When annuity payments begin, the value of your Contract interest is:

•	Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

•	the number of Accumulation Units credited at the end of the Valuation Period, minus

•	premium taxes and Withdrawal Charges.

The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

A 2.5% per annum rate of investment earnings is assumed by the Contract’s annuity tables. If the actual net investment earnings rate exceeds 2.5% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.5% per annum, annuity payments decrease.

7.	Subsequent Periodic Payments Under Variable Annuity.

Subsequent annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8.	Fixed Annuity Payments.

Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9.	Death Benefit Proceeds.

If the Annuitant dies after the Annuity Date while the Contract is in force, the death benefit proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See “Annuity Options.”)

FEDERAL INCOME TAXES

A.	INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment-federal, state, or local-of any Contract or of any transaction involving a Contract.

B.	OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a “regulated investment company”. Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account to provide for these taxes.

C.	TAXATION OF ANNUITIES IN GENERAL

1.	Tax Deferral During Accumulation Period.

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Plan Contract are generally not taxable to you or the Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

•	the Contract must be owned by an individual,

•	Separate Account investments must be “adequately diversified”,

•	we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

•	annuity payments must appropriately amortize Purchase Payments and Contract earnings.

Non-Natural Owner. As a general rule, deferred annuity contracts held by “non-natural persons”, such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

•	certain contracts acquired by a decedent’s estate,

•	certain Qualified Contracts,

•	certain contracts used with structured settlement agreements, and

•	certain contracts purchased with a single premium when the annuity starting date is no later than one year from contract purchase and substantially equal periodic payments are made at least annually.

Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be “adequately diversified”. The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the Contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

Although we do not control Fund investments, we expect that each Portfolio of the Funds will comply with these regulations so that each Subaccount of the Separate Account will be considered “adequately diversified.”

Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. In these circumstances, income and gains from separate account assets are includible in the owner’s gross income. The Internal Revenue Service (“IRS”), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when you have reached an advanced age, e.g., age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2.	Taxation of Partial and Full Withdrawals.

Partial withdrawals from a Non-Qualified Plan Contract are includible in income to the extent the Contract Value exceeds the “investment in the contract”. This amount is referred to as the “income on the contract”. Full withdrawals are also includible in income to the extent they exceed the “investment in the contract.” Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value, is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee’s investment in the contract is increased to reflect the increase in your income.

The Contract’s death benefit may exceed Purchase Payments or Contract Value. As described in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

If the Contract includes the Guaranteed Retirement Income Benefit Endorsement (the “GRIB Endorsement”), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

There is also some uncertainty regarding the treatment of the market value adjustment for purposes of determining the income on the contract. This uncertainty could result in the income on the contract being a greater (or lesser) amount.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3.	Taxation of Annuity Payments.

Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the “investment in the contract” allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

With respect to a Contract issued with the GRIB Endorsement, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Plan Contract, the Company will treat a portion of such a lump sum payment as includible in income, and will determine the taxable portion of subsequent periodic payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4.	Taxation of Death Benefits.

Amounts may be distributed upon your or the Annuitant’s death. Before the Annuity Date, death benefits are includible in income as follows:

•	if distributed in a lump sum are taxed like a full withdrawal, or

•	if distributed under an annuity option are taxed like annuity payments.

After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income and:

•	if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the Contract, or

•	if distributed in accordance with the selected Annuity Option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

Thereafter, all annuity payments are fully includible in income.

5.	Penalty Tax on Premature Distributions.

A 10% penalty tax applies to a taxable payment from a Non-Qualified Plan Contract unless:

•	received on or after you reach age 59½,

•	attributable to your disability,

•	made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant’s death,

•	made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

•	made under a Contract purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually, or

•	made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6.	Aggregation of Contracts.

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Plan Contract may be determined by combining some or all of the Non-Qualified Plan Contracts owned by an individual. For example, if a person purchases a Contract and also purchases an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7.	Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons.

For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D.	QUALIFIED PLANS

The Contracts are also available for use in connection with retirement plans which receive favorable treatment under sections 401, 403, 408, 408A or 457 of the Code (“qualified plans”). Such contracts are referred to as “Qualified Plan Contracts.” Numerous special tax rules apply to the participants in qualified plans and to Qualified Plan Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of qualified plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.

Under the Code, qualified plans generally enjoy tax-deferred accumulation of amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should only consider the Contract’s features other than tax deferral, including the availability of lifetime annuity payments and death benefits protection.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Plan Contracts, there may be no “investment in the contract” and the total amount received may be taxable. Also, loans from Qualified Plan Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (Owners should always consult their tax advisers and retirement plan fiduciaries prior to exercising their loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that the Owner may claim for such contribution, are limited under qualified plans. If this Contract is used with a qualified plan, the Owner and Annuitant generally are the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant’s spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any Guarantee Period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Plan Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of “Individual Retirement Annuities” (“IRAs”), distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 701/z. An excise tax is imposed for failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

If you purchased a Qualified Plan Contract with a GRIB Endorsement and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB Endorsement.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Plan Contracts. For Individual Retirement Annuities, the penalty tax does not apply to a payment:

•	received after you reach age 59 1/2,

•	received after your death or because of your disability, or

•	made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

Qualified Plan Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of qualified plans if they are inconsistent with the Contract.

1.	Qualified Plan Types.

We may issue Contracts for the following types of qualified plans.

Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an “IRA.” The Code limits the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be “rolled over” on a tax-deferred basis into an IRA. The Contract may not fund a “Coverdell Education Savings Account” (formerly known as an “Education IRA”).

Simplified Employee Pensions (SEP- IRAs). The Code allows employers to establish simplified employee pension plans, using the employees’ IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAs. The Code permits certain small employers to establish “SIMPLE retirement accounts,” including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

Roth IRAs. The Code permits contributions to an IRA known as a “Roth IRA.” Roth IRAs differ from other IRAs in certain respects, including:

•	Roth IRA contributions are never deductible,

•	“qualified distributions” from a Roth IRA are excludable from income, mandatory distribution rules do not apply before death,

•	a rollover to a Roth IRA must be a “qualified rollover contribution” under the Code, special eligibility requirements apply, and

•	contributions to a Roth IRA can be made after the Owner has reached age 70½.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. An individual may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

Any “qualified distribution,” as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

Corporate and Self-Employed (“H.R. 10” and “Keogh”) Pension and Profit-Sharing Plans. The Code permits corporate employers to establish various types of tax-favored retirement plans for employees. The Self Employed Individuals’ Tax Retirement Act of 1962, as amended, commonly referred to as “H.R. 10” or “Keogh”, permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is

possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as “tax-sheltered annuities”. If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless you also purchase a life insurance contract as part of your tax-sheltered annuity plan.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

•	contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

•	earnings on those contributions, and

•	earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59½, severed employment, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Code Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Code Section 403(b)(7) custodial account.) Additional restrictions may be imposed by the plan sponsor.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2.	Direct Rollovers.

If the Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Code Section 457(b), any “eligible rollover distribution” from the Contract will be subject to “direct rollover” and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:

•	minimum distributions required under Section 401(a)(9) of the Code, and

•	certain distributions for life, life expectancy, or for ten years or more which are part of a “series of substantially equal periodic payments.”

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E.	FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the Annuitant notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

DISTRIBUTION OF CONTRACTS

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with Investors Brokerage Services, Inc. (“IBS”), an affiliate of Chase Insurance Life and Annuity Company, for the sale of the Contracts. In addition, we have entered into a distribution agreement with Scudder Investments for the distribution of the Contracts. We pay Scudder Investments a wholesaling allowance for certain expenses it incurs in relation to the support services it provides.

Compensation to Broker-Dealers Selling the Policies. The Contracts were offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and state insurance laws. The selling firms have entered into written selling agreements with us and with Scudder Investments, the distributor for the Contracts. We pay commissions directly to the selling firms for their past sales of the Contracts. The Contracts are no longer offered for sale.

A limited number of broker-dealers may also be paid to “wholesale” the Contracts, that is, to provide marketing support to the broker-dealer firms that do the actual selling.

The selling firms who have selling agreements with us and IBS are paid commissions for the promotion and sale of the Contracts according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 6.25% of Purchase Payments, plus a trail commission option of 1.00% of new Purchase Payments paid quarterly on premiums that have been in the Contract for at least twelve months. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

Special Compensation Paid to the Principal Underwriter and Wholesalers. We and [other entities] pay for IBS’ operating and other expenses, including                                                                                                       .

Commissions or overrides may also be paid to unaffiliated selling firms providing wholesaling services (such as providing sales support and training for sales representatives who sell the Contracts).

Additional Compensation Paid to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the Policies in their marketing programs based on past or anticipated sales of the Policies and other criteria in order to receive enhanced marketing services and increased access to their sales representatives. In addition to access to their distribution network, such selling firms may receive separate compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

We have entered into such “preferred product” arrangements with certain selling firms including:

We pay bonus payments to certain selling firms based on aggregate sales of our variable insurance policies (including the Contract) and/or other products that our affiliates issue or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. The average amount paid during 2004 to such selling firms under such arrangements was      basis points of Contract value, equivalent to $     on a $10,000 investment. These payments are designed to specially encourage the sale of our products (and/or our affiliates’ products) by such selling firms.

During the last fiscal year, we paid the top 10 selling firms (in terms of sales) amounts shown below in addition to sales commissions.

Name of Firm and Principal Business Address	Aggregate Amount Paid During Last Fiscal Year
[Address]

[Address]

Commissions and other incentives or payments described above are not charged directly to Contract owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract and other corporate revenue.

You should be aware that any selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. As such, they may be inclined to favor or disfavor one product over another due to differing rates of compensation. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Contracts.

VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from

Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote.

A Fund is not required to hold annual shareholders’ meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund or Portfolio based upon the Owner’s proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the Annuitant entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants’ voting rights decrease as Annuity Units decrease.

REPORTS TO CONTRACT OWNERS AND INQUIRIES

After each Contract anniversary, we send you a statement showing amounts credited to each Subaccount, to the Fixed Account option and to the Guarantee Period Value. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that correspond to the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. In addition, we calculate for you the portion of a total amount that must be invested in a selected Guarantee Period so that the portion grows to equal the original total amount at the expiration of the Guarantee Period.

You may direct inquiries to the selling agent or may contact the Annuity Contact Center.

DOLLAR COST AVERAGING

Under our Dollar Cost Averaging program, a predesignated portion of Subaccount Value is automatically transferred monthly, quarterly, semiannually or annually for a specified duration to other Subaccounts, Guarantee Periods and the Fixed Account. The DCA theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase of the selected Subaccounts. There is no guarantee that DCA will produce that result. There is currently no charge for this service. The Dollar Cost Averaging program is available only during the Accumulation Period. You may also elect transfers from the Fixed Account on a monthly or quarterly basis for a minimum duration of one year. You may enroll any time by completing our Dollar Cost Averaging form. Transfers are made based on the date you specify. We must receive the enrollment form at least five business days before the transfer date.

If you participate in the Dollar Cost Averaging program, you may allocate all or a portion of the initial Purchase Payment to the Scudder Money Market Subaccount #2. This is the only Subaccount with no deduction for the 1.40% charge for mortality and expense risk and administration charges. You must transfer all Subaccount Value out of Scudder Money Market Subaccount #2 within one year from the initial Purchase Payment. If you terminate Dollar Cost Averaging or do not deplete all Subaccount Value in Scudder Money Market Subaccount #2 within one year, we automatically transfer any remaining Subaccount Value to Scudder Money Market Subaccount #1.

The minimum transfer amount is $100 per Subaccount, Guarantee Period or Fixed Account. The total Contract Value in an account at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

•	the number of designated monthly transfers has been completed,

•	Contract Value in the transferring account is insufficient to complete the next transfer (the remaining amount is transferred),

•	we receive the Owner’s written termination at least five business days before the next transfer date,

•	or

•	the Contract is surrendered or annuitized.

If the Fixed Account balance is at least $10,000, you may elect automatic calendar quarter transfers of interest accrued in the Fixed Account to one or more of the Subaccounts or Guarantee Periods. You may enroll in this program any time by completing our Dollar Cost Averaging form. Transfers are made within five business days of the end of the calendar quarter. We must receive the enrollment form at least ten days before the end of the calendar quarter.

Dollar Cost Averaging is not available during the Annuity Period.

SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan (“SWP”) allowing you to pre-authorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts, or amounts based on your life expectancy, from the Fixed Account, or from any of the Subaccounts or Guarantee Periods on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. A Market Value Adjustment applies to any withdrawals under the SWP from a Guarantee Period, unless effected within 30 days after the Guarantee Period ends. SWP withdrawals from the Fixed Account are not available in the first Contract Year and are limited to the amount not subject to Withdrawal Charges. If the amounts distributed under the SWP from the Subaccounts or Guarantee Periods exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give 30 days’ notice if we amend the SWP. The SWP may be terminated at any time by you or us.

EXPERTS

The consolidated balance sheets of KILICO as of December 31, 2004 and 2003, and the related consolidated statements of operations, comprehensive income (loss), stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2004, are incorporated in this Prospectus by reference to the Statement of Additional Information. The statements of assets, liabilities and contract owners’ equity of the KILICO Variable Annuity Separate Account as of December 31, 2004, and the related statements of operations and changes in contract owners’ equity for the periods indicated, are incorporated in this Prospectus by reference to the Statement of Additional Information. Both documents have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.

AVAILABLE INFORMATION

We have filed registration statements (the “Registration Statements”) relating to the Contracts with the SEC under the Securities Act of 1933. This Prospectus has been filed as part of the Registration Statements and does not contain all of the information set forth in the Registration Statements. These Registration Statements contain further information about us and the Contracts. The Registration Statements may be inspected and copied, and copies can be obtained at prescribed rates, as mentioned above.

LEGAL PROCEEDINGS

KILICO has been named as defendant in certain lawsuits incidental to our insurance business. Based upon the advice of legal counsel, our management believes that the resolution of these various lawsuits will not result in any material adverse effect on our consolidated financial position.

FINANCIAL STATEMENTS

The financial statements of KILICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.

CONTRACTS ISSUED BEFORE NOVEMBER 12, 2001

Guaranteed Retirement Income Benefit: General

Guaranteed Retirement Income Benefit (“GRIB”) was an optional Contract benefit available under Contracts issued before November 12, 2001. GRIB is not offered on Contracts issued on or after November 12, 2001. We reserve the right to begin offering GRIB at any time.

GRIB provides a minimum fixed annuity guaranteed lifetime income to the Annuitant as described below. GRIB may be exercised only within 30 days after the seventh or later Contract anniversary. In addition, GRIB must be exercised between the Annuitant’s 60th and 91st birthdays. However, if the Annuitant is age 44 or younger on the Date of Issue, GRIB may be exercised after the Contract’s 15th Anniversary, even though the Annuitant is not yet 60 years old. GRIB may not be appropriate for Annuitants age 80 and older. State premium taxes may be assessed when you exercise GRIB.

If you elected GRIB, the charge is 0.25% of Contract Value. We deduct a pro rata portion of the charge on the last business day of each calendar quarter. The quarterly charge is deducted pro rata from the investment options in which you have an interest. We no longer charge for GRIB after the Annuitant’s 91st birthday. The GRIB charge is in addition to the Contract fees and expenses appearing in the “Summary of Expenses”. You may cancel the GRIB rider at any time by written notice to us. Once discontinued, GRIB may not be elected again. Since any guaranteed benefits under GRIB will be lost, you should carefully consider your decision to cancel GRIB.

GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under this optional benefit.

Annuity Payments with GRIB

Annuity payments are based on the greater of:

•	the income provided by applying the GRIB base to the guaranteed annuity factors, and

•	the income provided by applying the Contract Value to the current annuity factors.

The GRIB base is the greatest of:

•	Contract Value,

•	Purchase Payments minus previous withdrawals, accumulated at 5.00% interest per year to the earlier of the Annuitant’s age 80 or the GRIB exercise date plus Purchase Payments minus all withdrawals from age 80 to the GRIB exercise date, and

•	the greatest anniversary value before the exercise date.

•	The greatest anniversary value equals:

•	the highest of the Contract Values on each Contract anniversary prior to the Annuitant’s age 81, plus

•	the dollar amount of any Purchase Payments made since that anniversary, minus

•	withdrawals since that anniversary.

The guaranteed annuity factors are based on the 1983a table projected using projection scale G, with interest at 2.5% (the “Annuity 2000” table). However, if GRIB is exercised on or after the 10th Contract anniversary, interest at 3.5% is assumed. Contracts issued in the state of Montana or in connection with certain employer-sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

Because GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, but the age of the older Annuitant is used to determine the GRIB base.

If you elect GRIB payable for the life of a single Annuitant, you may elect a period certain of 5, 10, 15, or 20 years. If the Annuitant dies before GRIB has been paid for the period elected, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.5% interest rate and paid in a lump sum.

If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years. If both Annuitants die before GRIB has been paid for 25 years, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.5% interest rate and paid in a lump sum.

GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuitization Option

If you purchased your Contract on or after May 1, 2000, and you exercise the GRIB option to receive guaranteed benefits, you may elect to have payments made under a commutable annuitization option. Under the commutable annuitization option, partial lump sum payments are permitted, subject to the following requirements:

•	At the time you exercise the GRIB option, you must elect the commutable annuitization option in order to be eligible for the lump sum payments.

•	Lump sum payments are available only during the period certain applicable under the payout option you elected. For example, lump sum payments can be elected only during the 5, 10, 15, or 20 year certain period that applies to the payout.

•	Lump sum payments are available once in each calendar year and may not be elected until one year after annuitization has started.

•	The Annuitant may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the Annuitant will begin receiving the original annuitization payment amount again.

•	Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Plan Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Plan Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

•	In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate (3.5% if GRIB was exercised on or after the 10th Contract anniversary; 2.5% if exercised before that date) plus an interest rate adjustment. The interest rate adjustment is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10-14 years	1.50%
less than 10 years	2.00%

Effect of Death of Owner or Annuitant on GRIB

The GRIB terminates upon the death of the Owner or the Annuitant (if the Owner is not a natural person) unless the Owner’s or Annuitant’s surviving spouse elects to continue the Contract as described in “Guaranteed Death Benefit” on page 26 above. A spouse may continue only a Non-Qualified Plan Contract or an Individual Retirement Annuity.

If the spouse elects to continue the Contract as the new Owner and receive any increase in Contract Value attributable to the death benefit, the GRIB is modified as follows:

The GRIB base is calculated from the time the election to continue the Contract is made. GRIB may not be exercised or canceled prior to the seventh Contract Year anniversary date following the spouse’s election to continue the Contract. However, we will waive all other age restrictions that would apply to exercising GRIB. The spouse may also elect to discontinue GRIB within 30 days of the date the election to continue the Contract is made.

If the spouse elects to continue the Contract without receiving any increase in Contract Value attributable to the death benefit, all rights, benefits and charges under the Contract, including the GRIB charge and the right to exercise GRIB based on the existing exercise period, will continue unchanged.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

The SAI contains additional information about the Contract and the Separate Account. You can obtain the SAI (at no cost) by contacting us at the Annuity Contact Center. Please read the SAI in conjunction with this Prospectus. The following is the Table of Contents for the SAI.

[IMPORT FROM SAI]

APPENDIX A

ILLUSTRATION OF THE NEW “FLOOR” ON THE DOWNWARD MVA

Purchase Payment	$40,000

Guarantee Period	5 Years

Guaranteed Interest Rate	5% Annual Effective Rate

The following examples illustrate how the new “floor” on a downward MVA may affect the values of your Contract upon a withdrawal. In these examples, the Guarantee Period starts on the Effective Date of the MVA Endorsement (i.e., the Start Date); a withdrawal occurs one year after the Start Date. The MVA operates in a similar manner for transfers. No Withdrawal Charge applies to transfers.

The Guarantee Period Value for this $40,000.00 Purchase Payment is $51,051.26 at the end of the five-year Guarantee Period. After one year, when the withdrawals occur in these examples, the Guarantee Period Value is $42,000.00. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.

The MVA will be based on the rate we are crediting at the time of the withdrawal on new money allocated to a Guarantee Period with a duration equal to the time remaining in your Guarantee Period rounded to the next higher number of complete years. One year after the Purchase Payment there would have been four years remaining in your Guarantee Period. These examples also show how the Withdrawal Charge (if any) would be calculated separately after the MVA.

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment and we are then crediting 6.5% for a four-year Guarantee Period.

Example of Full Withdrawal

Upon a full withdrawal, the market value adjustment factor would be:

Before the MVA Endorsement was added to your Contract:

The MVA would result in a reduction of $2,316.67 from the Guarantee Period Value:

-$2,195.57 = -.0551589 x $42,000.00/(1- -.0551589)

The Market Adjusted Value after applying the MVA without the floor would have been:

$39,804.43 = $42,000.00 - $2,195.57

*	Actual calculation utilizes 10 decimal places.

A-1

After the MVA Endorsement is added to your Contract:

The downward MVA is subject to a “floor” so that the downward MVA can remove only interest credited in excess of 3% on the Guarantee Period Value from the Start Date. The “floor” in this example is calculated as:

-$800.00 = $40,000.00 x (1 + .03) - $40,000.00 x (1 + .05)

The Market Adjusted Value after applying the floored downward MVA would be:

$41,200.00 = $42,000.00 - $800.00

A Withdrawal Charge of 6% would be assessed against the Purchase Payments subject to a Withdrawal Charge in excess of the amount available as a free withdrawal. In this case, there are no prior withdrawals, so 10% of the Contract Value is not subject to a Withdrawal Charge. The Withdrawal Charge on a full withdrawal is thus:

$2,148.00 = ($40,000.00 – (.10 x $42,000.00)) x .06

Thus, the amount payable on a full withdrawal after the application of the MVA floor would be:

$39,052.00 = $41,200.00 - $2,148.00

Example of Partial Withdrawal

If instead of a full withdrawal, assume that 50% of the Guarantee Period Value was withdrawn from the contract (partial withdrawal of 50%).

The original MVA formula applied to a 50% partial withdrawal would be:

-$1,097.78 = 50% x -$2,195.57

After the MVA Endorsement is added to your contract, the downward MVA is subject to the floor of -$800.00 described above.

The Market Adjusted Value after applying the floored downward MVA would be:

$20,200.00 = $21,000.00 - $800.00

The Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the Contract Value, as there are no prior withdrawals:

$960.00 = ($20,200.00 – (.10 x $42,000.00)) x .06

Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal after the application of the MVA floor would be:

$19,240.00 = $20,200.00 - $960.00

A-2

ILLUSTRATION OF AN UPWARD MARKET VALUE ADJUSTMENT

An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year later and we are then crediting 4% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:

The Market Value Adjustment is an increase of $1638.83 to the Guarantee Period Value:

$1,638.83 = $42,000.00 x .0390198

The Market Adjusted Value would be:

$43,638.83 = $42,000.00 + $1,638.83

A Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the Contract Value, as there were no prior withdrawals:

$2,366.33 = ($43,638.83 - .10 x 42,000) x .06

Thus, the amount payable on withdrawal would be:

$41,272.50 = $43,638.83 - $2,366.33

If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be:

$819.42 = $21,000.00 x .0390198

The Market Adjusted Value of $21,000.00 would be:

$21,819.42 = $21,000.00 + $819.42

The Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value as there are no prior withdrawals:

$1,057.17 = ($21,819.42 -.1 x $42,000) x .06

Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal would be:

$20,762.25 = $21,819.42 - $1,057.17

Actual Market Value Adjustment may have a greater or lesser impact than that shown in the Examples, depending on the actual change in interest crediting rates and the timing of the withdrawal or transfer in relation to the time remaining in the Guarantee Period.

A-3

APPENDIX B

KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED

FIXED AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE

IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities (IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRAs). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, Individual Retirement Arrangements (IRAs).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from Federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A.	REVOCATION

Within seven days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write the Annuity Contact Center.

Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B.	STATUTORY REQUIREMENTS

This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

2. The Contract must be nontransferable by the owner.

3. The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 701/z (the required beginning date)(see “Required Distributions”). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70½), and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see “Rollovers and Direct Transfers”), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C.	ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as “qualified employee benefit plans”). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D.	CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catchup” contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $3,000 for 2002 through 2004, $4,000 for 2005 through 2007, and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional “catch-up” IRA contributions. The maximum annual contribution limit for the individual is increased by $500 for 2002 through 2005, and $1,000 for 2006 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance are compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse’s IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $6,000 for the year.

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

a. the maximum annual contribution, or

b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses’ IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participant in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns

Taxable year beginning in:	Phase-out range
2003	$60,000-$ 70,000
2004	$65,000-$ 75,000

Taxable year beginning in:	Phase-out range
2005	$70,000-$ 80,000
2006	$75,000-$ 85,000
2007 and thereafter	$80,000-$100,000

Single Taxpayers

Taxable year beginning in:	Phase-out range
2003	$40,000-$50,000
2004	$45,000-$55,000
2005 and thereafter	$50,000-$60,000

The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer-sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

To designate a contribution as nondeductible, you must file IRS Form 8606, Nondeductible IRAs. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70½ or thereafter.

7. For tax years beginning January 1, 2007, a taxpayer may qualify for a tax credit for contributions to an IRA, depending on the taxpayer’s adjusted gross income.

E.	SEP IRAs

1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $40,000 (indexed for cost-of-living increases beginning after 2002) or 25% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F.	SIMPLE IRAs

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed

$8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After 2005, the limit is indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G.	TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H.	REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70½ (your 70½ year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70½ until April 1 of the following year (i.e., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70½ year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint life expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I.	ROTH IRAs

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. (Except as otherwise indicated, references herein to an “IRA” are to an “individual retirement plan,” within the meaning of Section 7701(a)(37) of the Code, other than a Roth IRA.) Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a “qualified distribution,” as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of a Roth IRA owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J.	ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70½.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the “contribution limit”) generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catchup” contributions for certain individuals age 50 and older (as discussed in section D, above).

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

•	the excess of (i) your adjusted gross income for the taxable year, over (ii) the “applicable dollar amount,” bears to $15,000 (or $10,000 if you are married).

For this purpose, “adjusted gross income” is determined in accordance with Section 219(8)(3) of the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the “applicable dollar amount” is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

A “qualified rollover contribution” (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K.	ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

1. Rollovers and Transfers—A rollover may be made to a Roth IRA only if it is a “qualified rollover contribution.” A “qualified rollover contribution” is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax-free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. Taxation of Rollovers and Transfers to Roth IRAs—A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code Section 72(t) (relating to the 10% penalty tax on premature distributions) will generally not apply unless the amounts rolled over or transferred are withdrawn within the five-year period beginning with the taxable year in which such contribution was made.

3. Transfers of Excess IRA Contributions to Roth IRAs—If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. Taxation of Conversions of IRAs to Roth IRAs—All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA’s value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF “NONQUALIFIED DISTRIBUTIONS”). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. Separate Roth IRAs—Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L.	INCOME TAX CONSEQUENCES OF ROTH IRAs

1. Qualified Distributions—Any “qualified distribution” from a Roth IRA is excludible from gross income. A “qualified distribution” is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain age 59½, (b) made after your death, (c) attributable to your being disabled, or (d) a “qualified special purpose distribution” (i.e., a qualified first-time homebuyer distribution under Section 72(t)(2)(F) of the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. Nonqualified Distributions—A distribution from a Roth IRA which is not a qualified distribution is taxed under Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59½, unless one of the exceptions discussed in Section N applies.

M.	TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.

If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N.	TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first two years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59½. However, the tax on premature distributions does not apply generally:

1. To amounts that are rolled over or transferred tax-free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O.	EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions,

premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P.	BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q.	REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R.	ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S.	FINANCIAL DISCLOSURE

If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60

2		65

3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

*	Includes applicable withdrawal charges as described in Item T below.

T.	FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

1. If on the enrollment application you indicated an allocation to a Subaccount or if you transfer Contract Value to a Subaccount, a daily charge of an amount which will equal an aggregate of 1.40% per annum will be assessed against Separate Account Value.

2. An annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account, Fixed Account and Guarantee Periods.

3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the Purchase Payments (in a given Contract Year) were received by KILICO; under one year, 7%; over one to two years, 6%; over two to three years, 5%; over three to four years, 5%; over four to five years, 4%; over five to six years, 3%; over six to seven years, 2%; over seven years and thereafter, 0%.

4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading “Accumulation Unit Value.”

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3 % GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$937.00	14	$16,798.32	27	$40,421.63	40	$75,113.26
2	1,913.00	15	18,310.91	28	42,642.92	41	78,375.30
3	2,928.90	16	19,868.88	29	44,930.85	42	81,735.20
4	3,976.63	17	21,473.59	30	47,287.42	43	85,195.89
5	5,066.14	18	23,126.44	31	49,714.68	44	88,760.41
6	6,198.41	19	24,828.87	32	52,214.76	45	92,431.86
7	7,374.46	20	26,582.37	33	54,789.84	46	96,213.46
8	8,604.34	21	28,388.49	34	57,442.18	47	100,108.50
9	9,871.11	22	30,248.78	35	60,174.08	48	104,120.40
10	11,175.88	23	32,164.88	36	62,987.94	49	108,252.65
11	12,519.80	24	34,138.47	37	65,886.22	50	112,508.87
12	13,904.03	25	36,171.26	38	68,871.45
13	15,329.79	26	38,265.04	39	71,946.23

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3 % GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$937	14	$1,000	27	$1,000	40	$1,000
2	946	15	1,000	28	1,000	41	1,000
3	955	16	1,000	29	1,000	42	1,000
4	955	17	1,000	30	1,000	43	1,000
5	964	18	1,000	31	1,000	44	1,000
6	973	19	1,000	32	1,000	45	1,000
7	982	20	1,000	33	1,000	46	1,000
8	1,000	21	1,000	34	1,000	47	1,000
9	1,000	22	1,000	35	1,000	48	1,000
10	1,000	23	1,000	36	1,000	49	1,000
11	1,000	24	1,000	37	1,000	50	1,000
12	1,000	25	1,000	38	1,000
13	1,000	26	1,000	39	1,000

*	Includes applicable withdrawal charges.

APPENDIX C

CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each Subaccount for the period since the Subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a Subaccount. The tables below show the accumulation unit values that reflect the [highest] levels of Separate Account Annual Expenses available under the Contract. The accumulation unit value does not reflect the deduction of charges such as the Record Maintenance Charge that we subtract from your Contract Value by redeeming units. The data used in the tables below is obtained from the audited financial statement of the Separate Account that can be found in the SAI. Please review the condensed financial information in conjunction with the financial statements, related notes, and other financial information included in the SAI. In the tables below, no number is shown when there were fewer than 1,000 accumulation units outstanding at the end of a period.

Selected data for accumulation units outstanding as of the year ended December 31st for each period:

AIM INVESCO VIF-Utilities Subaccount (Series I Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	5.340	6.186	1,996
2002	6.796	5.340	1,638
2001*	10.000	6.796	1,004

*	Commencement of offering on May 1, 2001.

Alger American Balanced Subaccount (Class O Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	8.857	10.397	10,639
2002	10.240	8.857	10,165
2001	10.588	10.240	8,205
2000	11.041	10.588	1,292
1999*	10.000	11.041	19

*	Commencement of offering on November 1, 1999.

Alger American Leveraged AllCap Subaccount (Class O Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	5.281	8.784	10,008
2002	8.103	5.281	9,225
2001	9.773	8.103	9,057
2000	13.184	9.773	4,158
1999*	10.000	13.184	49

*	Commencement of offering on November 1, 1999.

Credit Suisse Trust-Emerging Markets Subaccount

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	7.502	10.571	2,847
2002	8.602	7.502	2,512
2001	9.639	8.602	1,918
2000	14.302	9.639	1,034
1999	7.994	14.302	213
1998*	9.755	7.994	7

*	Commencement of offering on June 1, 1998.

Credit Suisse Trust-Global Small Cap Subaccount

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	5.725	8.338	2,144
2002	8.818	5.725	1,990
2001	12.529	8.818	1,586
2000	15.673	12.529	712
1999	9.720	15.673	129
1998*	9.882	9.720	9

*	Commencement of offering on June 1, 1998.

Dreyfus IP MidCap Stock Subaccount (Initial Share Class)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	9.664	12.554	11,190
2002	11.199	9.664	10,436
2001	11.738	11.199	7,541
2000	10.992	11.738	1,141
1999*	10.000	10.992	12

*	Commencement of offering on November 1, 1999.

The Dreyfus Socially Responsible Growth Subaccount (Initial Share Class)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	5.299	6.585	1,509
2002	7.563	5.299	1,546
2001	9.905	7.563	1,444
2000	11.289	9.905	600
1999*	9.941	11.289	22

*	Commencement of offering on November 1, 1999.

Scudder 21st Century Growth Subaccount (Class A Shares)

	Accumulation unit at beginning of period*	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	3.598	4.644	6,040
2002	6.211	3.598	5,790
2001	8.188	6.211	4,197
2000*	10.000	8.188	508

*	Commencement of offering on May 1, 2000.

Scudder Capital Growth Subaccount (Class A Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	7.124	8.914	5,318
2002	10.201	7.124	4,949
2001	12.826	10.201	4,261
2000	14.435	12.826	1,959
1999	10.823	14.435	916
1998*	9.985	10.823	56

*	Commencement of offering on June 1, 1998.

Scudder Global Discovery Subaccount (Class A Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	9.017	13.257	7,393
2002	11.412	9.017	7,117
2001	15.347	11.412	6,536
2000	16.430	15.347	3,226
1999	10.043	16.430	509
1998*	9.911	10.043	74

*	Commencement of offering on June 1, 1998.

Scudder Growth and Income Subaccount (Class A Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	6.464	8.080	5,681
2002	8.527	6.464	5,647
2001	9.748	8.527	4,982
2000	10.096	9.748	2,341
1999	9.651	10.096	1,073
1998*	10.033	9.651	175

*	Commencement of offering on June 1, 1998.

Scudder Health Sciences Subaccount (Class A Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	8.002	10.551	7,056
2002	10.551	8.002	6,232
2001*	10.000	10.551	4,222

*	Commencement of offering on May 1, 2001.

Scudder International Subaccount (Class A Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	6.354	8.005	10,652
2002	7.892	6.354	10,313
2001	11.574	7.892	9,022
2000	14.990	11.574	4,655
1999	9.837	14.990	1,653
1998*	9.972	9.837	88

*	Commencement of offering on June 1, 1998.

Scudder Aggressive Growth Subaccount (Class A Shares)
	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	6.853	9.772	3,913
2002	10.022	6.853	4,070
2001	12.990	10.022	3,999
2000	13.859	12.990	1,910
1999*	10.000	13.859	89
* Commencement of offering on May 3, 1999.

Scudder Blue Chip Subaccount (Class A Shares)
	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	7.435	9.330	14,179
2002	9.680	7.435	9,733
2001	11.659	9.680	9,110
2000	12.827	11.659	4,280
1999	10.386	12.827	1,728
1998*	9.964	10.386	125
* Commencement of offering on June 1, 1998.

Scudder Large Cap Value (Class A Shares)
	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	9.150	11.965	8,446
2002	10.913	9.150	7,780
2001	10.863	10.913	6,319
2000	9.485	10.863	2,516
1999	10.712	9.485	1,851
1998*	10.029	10.712	110
* Commencement of offering on June 1, 1998.

Scudder Fixed Income Subaccount (Class A Shares)
	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	12.110	12.556	6,697
2002	11.369	12.110	6,990
2001	10.905	11.369	4,482
2000	10.062	10.905	1,114
1999	10.417	10.062	940
1998*	10.014	10.417	66
* Commencement of offering on June 1, 1998.

Scudder Global Blue Chip (Class A Shares)
	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	8.331	10.609	2,916
2002	10.029	8.331	2,745
2001	12.031	10.029	2,280
2000	12.624	12.031	855
1999	10.103	12.624	308
1998*	9.989	10.103	29
* Commencement of offering on June 1, 1998.

Scudder Government & Agency Securities (Class A Shares)
	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	12.676	12.784	7,918
2002	11.896	12.676	12,527
2001	11.223	11.896	7,960
2000	10.259	11.223	1,273
1999	10.332	10.259	857
1998*	10.012	10.332	77
* Commencement of offering on June 1, 1998.

Scudder Growth Subaccount (Class A Shares)
	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	5.759	7.083	12,096
2002	8.272	5.759	5,924
2001	10.802	8.272	5,824
2000	13.532	10.802	2,552
1999	10.007	13.532	892
1998*	9.889	10.007	50
* Commencement of offering on June 1, 1998.

Scudder High Income Subaccount (Class A Shares)
	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	8.709	10.703	11,164
2002	8.857	8.709	8,371
2001	8.751	8.857	6,665
2000	9.717	8.751	2,803
1999	9.646	9.717	1,923
1998*	10.003	9.646	361
* Commencement of offering on June 1, 1998.

Scudder International Select Equity Subaccount (Class A Shares)
	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	6.756	8.650	5,691
2002	7.918	6.756	4,842
2001	10.624	7.918	1,829
2000	13.549	10.624	977
1999	9.429	13.549	351
1998*	9.944	9.429	56
* Commencement of offering on June 1, 1998.

Scudder Money Market Subaccount #1 (Class A Shares)
	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	11.311	11.235	11,843
2002	11.315	11.311	18,002
2001	11.049	11.315	18,261
2000	10.559	11.049	3,372
1999	10.213	10.559	1,569
1998*	10.003	10.213	82
* Commencement of offering on June 1, 1998.

Scudder Money Market Subaccount #2 (Class A Shares)
	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	12.056	12.143	71
2002	11.894	12.056	2,620
2001	11.454	11.894	3,759
2000	10.795	11.454	1,103
1999	10.297	10.795	118
1998*	10.004	10.297	21
* Commencement of offering on June 1, 1998.

Scudder Small Cap Growth Subaccount (Class A Shares)
	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	5.959	7.813	10,075
2002	9.082	5.959	8,221
2001	12.936	9.082	6,740
2000	14.691	12.936	2,896
1999	11.070	14.691	843
1998*	9.867	11.070	106
* Commencement of offering on June 1, 1998.

Scudder Strategic Income Subaccount (Class A Shares)
	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	11.507	12.239	2,269
2002	10.483	11.507	2,105
2001	10.102	10.483	1,041
2000	9.986	10.102	298
1999	10.755	9.986	124
1998*	10.009	10.755	7
* Commencement of offering on June 1, 1998.

Scudder Technology Growth Subaccount (Class A Shares)
	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	5.773	8.347	17,585
2002	9.079	5.773	24,909
2001	13.617	9.079	23,797
2000	17.605	13.617	7,183
1999*	10.000	17.605	1,112
* Commencement of offering on May 3, 1999.

Scudder Total Return Subaccount (Class A Shares)
	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	8.880	10.329	11,274
2002	10.615	8.880	11,368
2001	11.462	10.615	10,298
2000	11.936	11.462	4,778
1999	10.542	11.936	2,617
1998*	9.983	10.542	123
* Commencement of offering on June 1, 1998.

SVS Davis Venture Value Subaccount (Class A Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	7.816	10.008	16,137
2002	9.412	7.816	14,480
2001*	10.000	9.412	9,293

*	Commencement of offering on May 1, 2001.

SVS Dreman Financial Services Subaccount (Class A Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	9.930	12.548	5,774
2002	11.006	9.930	5,697
2001	11.729	11.006	4,691
2000	9.362	11.729	1,465
1999	9.998	9.362	603
1998*	10.049	9.998	121

*	Commencement of offering on June 1, 1998.

SVS Dreman High Equity Return Subaccount (Class A Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	9.591	12.479	34,780
2002	11.865	9.591	32,960
2001	11.831	11.865	23,548
2000	9.192	11.831	5,275
1999	10.491	9.192	3,389
1998*	9.997	10.491	518

*	Commencement of offering on June 1, 1998.

SVS Dreman Small Cap Value Subaccount (Class A Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	8.897	12.462	14,637
2002	10.177	8.897	12,826
2001	8.770	10.177	7,886
2000	8.547	8.770	1,281
1999	8.431	8.547	610
1998*	9.943	8.431	125

*	Commencement of offering on June 1, 1998.

SVS Eagle Focused Large Cap Growth Subaccount (Class A Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	6.652	8.302	7,136
2002	9.367	6.652	6,086
2001	11.437	9.367	4,046
2000	12.747	11.437	630
1999*	10.000	12.747	5

*	Commencement of offering on October 29, 1999.

SVS Focus Value+Growth Subaccount (Class A Shares)

	Accumulation unit at beginning of period*	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	7.191	9.408	3,967
2002	9.839	7.191	3,429
2001	11.648	9.839	2,736
2000	12.291	11.648	915
1999	10.697	12.291	498
1998*	9.937	10.697	56

*	Commencement of offering on June 1, 1998.

SVS Index 500 Subaccount (Class A Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	6.334	7.991	25,461
2002	8.270	6.334	23,118
2001	9.535	8.270	17,576
2000	10.735	9.535	4,497
1999	10.027	10.735	633

*	Commencement of offering on September 10, 1999.

SVS INVESCO Dynamic Growth Subaccount (Class A Shares)

	Accumulation unit at beginning of period++	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	5.940	7.939	3,307
2002	8.718	5.940	3,074
2001*	10.000	8.718	2,256

*	Commencement of offering on May 1, 2001.

SVS Janus Growth And Income Subaccount (Class A Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	5.952	7.331	17,463
2002	7.597	5.952	17,677
2001	8.782	7.597	13,923
2000	10.000	8.782	3,895

*	Commencement of offering on May 1, 2000.

SVS Janus Growth Opportunities Subaccount (Class A Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	4.255	5.318	16,948
2002	6.219	4.255	17,795
2001	8.264	6.219	15,117
2000*	10.000	8.264	5,662

*	Commencement of offering on May 1, 2000.

SVS Oak Strategic Equity Subaccount (Class A Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	4.474	6.610	9,186
2002	7.529	4.474	7,019
2001*	10.000	7.529	4,707

*	Commencement of offering on May 1, 2001.

SVS Turner Mid Cap Growth Subaccount (Class A Shares)

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of period (000’s omitted)
2004
2003	5.842	8.556	9,948
2002	8.748	.842	7,947
2001*	10.000	8.748	4,649

*	Commencement of offering on May 1, 2001.

Prospectus

May 1, 2005

Farmers Variable

Annuity I

Individual and Group Variable, Fixed, and Market Value Adjusted Deferred

Annuity Contracts

Issued by

Kemper Investors Life Insurance Company

Through

KILICO Variable Annuity Separate Account

Home Office	Annuity Contact Center
1400 American Lane	Scudder DestinationsSM Service Team
Schaumburg, Illinois 60196	PO Box 19097
Greenville, SC 29602-9097
Phone: 1-800-449-0523 (toll free)
7:30 a.m. to 6:00 p.m. Central Time M-F
www.kemperinvestors.com

This Prospectus describes Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the “Contract”) offered by Kemper Investors Life Insurance Company (“we” or “KILICO”). The Contract is designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. Depending on particular state requirements, the Contracts may be issued on a group or individual basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract. For purposes of this Prospectus, the term “Contract” refers both to certificates and to individual annuity contracts. The Contract is currently not being issued.

You may allocate Purchase Payments to one or more of the variable options, or the Fixed Account Option, or the Market Value Adjustment (“MVA”) option in states where a MVA is authorized. The availability of the Fixed Account Option and the MVA Option may be restricted in some states. The Contract currently offers 12 investment options, each of which is a Subaccount of the KILICO Variable Annuity Separate Account. Currently, you may choose among the following Portfolios:

• Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)	• Scudder Variable Series I (Class A Shares) • Scudder Bond
• Templeton Developing Markets Securities Fund	• Scudder Growth and Income • Scudder International
• Janus Aspen Series (Class XX Shares)	• Scudder Money Market
• Janus Aspen Capital Appreciation	• Scudder Variable Series II (Class A Shares)
• PIMCO Variable Insurance Trust (Administrative Class)	• Scudder Government & Agency Securities • Scudder High Income
• PIMCO Foreign Bond	• Scudder Small Cap Growth
• PIMCO Low Duration	• SVS Dreman High Return Equity

Subaccounts, Portfolios and Funds may be added or deleted in the future. Contract Values allocated to any of the Subaccounts vary, reflecting the investment experience of the selected Subaccounts. Contract Values allocated to the Fixed Account or one or more Guarantee Periods of the Market Value Adjustment Option accumulate on a fixed basis.

The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and are not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information (“SAI”) with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference in this Prospectus. You may obtain a free copy by contacting the Annuity Contact Center. A table of contents for the SAI appears on page [    ] You may also find this Prospectus and other information about the Separate Account required to be filed with the Securities and Exchange Commission (“SEC”) at the SEC’s web site at http://www.sec.gov.

The date of this Prospectus is May 1, 2005.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

2

3

TABLE OF CONTENTS (continued)

4

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

Accumulated Guarantee Period Value—The sum of your Guarantee Period Values.

Accumulation Period—The period between the Date of Issue of a Contract and the Annuity Date.

Accumulation Unit—A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

Annuitant—The person designated to receive or who is actually receiving annuity payments and upon the continuation of whose life annuity payments involving life contingencies depend.

Annuity Contact Center—The address of our Annuity Contact Center is Scudder DestinationsSM Service Team, PO Box 19097, Greenville, South Carolina, 29602-9097. The overnight address is: Scudder DestinationsSM Service Team, 2000 Wade Hampton Boulevard, Greenville, SC 29615-1064. IBM Insurance Outsourcing Services is the administrator of the Contract. You can call the Annuity Contact Center toll-free at 1-800-449-0523.

Annuity Date—The date on which annuity payments are to commence.

Annuity Option—One of several forms in which annuity payments can be made.

Annuity Period—The period starting on the Annuity Date.

Annuity Unit—A unit of measurement used to determine the amount of Variable Annuity payments.

Beneficiary—The person designated to receive any benefits under a Contract upon the death of the Annuitant or the Owner prior to the Annuity Period.

Company (“we”, “us”, “our”, “KILICO”)— Kemper Investors Life Insurance Company. Our Home Office is located at 1400 American Lane, Schaumburg, Illinois 60196. For Contract services, you may contact the Annuity Contact Center at Scudder DestinationsSM Service Team, PO Box 19097, Greenville, South Carolina, 29602-9097 or 1-800-449-0523.

Contract—A Variable, Fixed and Market Value Adjusted Annuity Contract offered on an individual or group basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract.

Contract Value—The sum of the values of your Separate Account Contract Value, Accumulated Guarantee Period Value and Fixed Account Contract Value.

Contract Year—Period between anniversaries of the Contract’s Date of Issue.

Contract Quarter—Periods between quarterly anniversaries of the Contract’s Date of Issue.

Contribution Year—Each one year period following the date a Purchase Payment is made.

Date of Issue—The date on which the first Contract Year commences.

5

Effective Date— The date that the endorsement to your Contract adding enhancements to the MVA Option (the “MVA Endorsement”) because effective, which is April 1, 2005.

Fixed Account—The General Account of KILICO to which you may allocate all or a portion of Purchase Payments or Contract Value. We guarantee a minimum rate of interest on Purchase Payments allocated to the Fixed Account.

Fixed Account Contract Value—The value of your Contract interest in the Fixed Account.

Fixed Annuity—An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

Fund or Funds— Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, PIMCO Variable Insurance Trust, Scudder Variable Series I and Scudder Variable Series II, including any Portfolios thereunder.

General Account—All our assets other than those allocated to any separate account.

Guaranteed Interest Rate—The rate of interest we establish for a given Guarantee Period.

Guarantee Period—The time when an amount is credited with a Guaranteed Interest Rate. Guarantee Period options may range from one to ten years, at our option.

Guarantee Period Value—The value of your Contract interest in a Guarantee Period is the sum of your: (1) Purchase Payment allocated or amount transferred to a Guarantee Period; plus (2) interest credited; minus (3) withdrawals, previously assessed Withdrawal Charges and transfers; and (4) as adjusted for any applicable Market Value Adjustment previously made.

Home Office—The address of our Home Office is 1400 American Lane, Schaumburg, Illinois 60196.

Market Adjusted Value—A Guarantee Period Value adjusted by the Market Value Adjustment formula on any date prior to the end of a Guarantee Period.

Market Value Adjustment—An adjustment of values under a Guarantee Period in accordance with the Market Value Adjustment formula prior to the end of that Guarantee Period. The adjustment reflects the change in the value of the Guarantee Period Value due to changes in interest rates since the date the Guarantee Period commenced. The adjustment is computed using the Market Value Adjustment formula stated in the Contract. Any downward Market Value Adjustment is subject to the MVA Floor described in the MVA Endorsement issued on April 1, 2005 and described below.

Non-Qualified Plan Contract—A Contract which does not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Owner (“you”, “your”, “yours”)—The person designated in the Contract as having the privileges of ownership defined in the Contract.

Portfolio—A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to herein as a Fund.

6

Purchase Payments—Amounts paid to us by you or on your behalf.

Qualified Plan Contract—A Contract issued in connection with a retirement plan which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Separate Account—The KILICO Variable Annuity Separate Account.

Separate Account Contract Value—The sum of your Subaccount Values.

Start Date— The later of the Effective Date of the MVA endorsement or the beginning of a new Guarantee Period.

Subaccounts—The twelve subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Portfolios or Funds.

Subaccount Value—The value of your interest in each Subaccount.

Unitholder—The person holding the voting rights with respect to an Accumulation or Annuity Unit.

Valuation Date—Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

Valuation Period—The interval of time between two consecutive Valuation Dates.

Variable Annuity—An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

Withdrawal Charge—The “contingent deferred sales charge” assessed against certain withdrawals of Contract Value in the first seven Contribution Years after a Purchase Payment is made or against certain annuitizations of Contract Value in the first seven Contribution Years after a Purchase Payment is made.

Withdrawal Value—Contract Value, plus or minus any applicable Market Value Adjustment, less any premium tax payable if the Contract is being annuitized, minus any Withdrawal Charge applicable to that Contract.

7

SUMMARY

Because this is a summary, it does not contain all of the information that may be important. Read the entire Prospectus and Contract before deciding to invest.

The Contracts provide for investment on a tax-deferred basis and for payment of annuity benefits. Both Non-Qualified Plan and Qualified Plan Contracts are described in this Prospectus.

The minimum initial Purchase Payment is $1,000. Subject to certain exceptions, the minimum subsequent Purchase Payment is $500. An allocation to a Subaccount, Fixed Account or Guarantee Period must be at least $500. Our prior approval is required for Purchase Payments over $1,000,000. (See “The Contracts,” page 14.)

Variable accumulations and benefits are provided by crediting Purchase Payments to one or more Subaccounts that you select. Each Subaccount invests in a corresponding Fund or Portfolio. Contract Value allocated to the Separate Account varies with the investment experience of the selected Subaccounts.

The Fixed Account has fixed accumulations and benefits. We guarantee that Purchase Payments allocated to the Fixed Account earn not less than the minimum guaranteed rate. In our discretion, we may credit interest in excess of the minimum guaranteed rate. (See “Fixed Account Option,” page 13.)

The MVA Option also provides fixed accumulations. The MVA Option may not be available in all states. The MVA Option is only available during the Accumulation Period. You may allocate amounts to one or more Guarantee Periods. We may offer additional Guarantee Periods at our discretion. For new Contracts, we may limit the number of Guarantee Period options available to three. We credit interest daily to amounts allocated to the MVA Option. We declare the rate at our sole discretion. We guarantee amounts allocated to the MVA Option at Guaranteed Interest Rates for the Guarantee Periods you select. These guaranteed amounts are subject to any applicable Withdrawal Charge, Market Value Adjustment or Records Maintenance Charge. We will not change a Guaranteed Interest Rate for the duration of the Guarantee Period. However, Guaranteed Interest Rates for subsequent Guarantee Periods are set at our discretion. At the end of a Guarantee Period, a new Guarantee Period for the same duration starts, unless you timely elect another Guarantee Period. The interests under the Contract relating to the MVA Option are not registered under the Securities Act of 1933 (“1933 Act”) and the insulated nonunitized separate account supporting the MVA Option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). (See “The MVA Option,” page 9.)

You bear the investment risk under the Contracts, unless Contract Values are allocated to:

•	the MVA Option and are guaranteed to receive the Guaranteed Interest Rate, subject to any Market Value Adjustment, or

•	the Fixed Account Option and are guaranteed to earn not less than the minimum guaranteed rate (see “Fixed Account Option”).

Transfers between Subaccounts are permitted before and after annuitization, subject to certain limitations. A transfer from a Guarantee Period is subject to a Market Value Adjustment unless effected within 30 days after the existing Guarantee Period ends. Restrictions apply to transfers out of the Fixed Account. (See “Transfers During the Accumulation Period” and “Transfers During the Annuity Period,” pages      and     , respectively.)

8

You may withdraw Contract Value subject to Withdrawal Charges, any applicable Market Value Adjustment and other specified conditions. (See “Withdrawals During the Accumulation Period,” page     .)

We do not deduct sales charges from Purchase Payments. Each Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

•	the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

•	10% of Contract Value. If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a Withdrawal Charge.

The Withdrawal Charge is:

•	7% in the first Contribution Year,

•	6% in the second Contribution Year,

•	5% in the third and fourth Contribution Years,

•	4% in the fifth Contribution Year,

•	3% in the sixth Contribution Year,

•	2% in the seventh Contribution Year, and

•	0% thereafter.

(See “Withdrawal Charge,” page     .) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their seventh Contribution Year or earlier, except as set forth under “Withdrawal Charge.” Withdrawals may be subject to income tax, a 10% penalty tax, and other tax consequences. Withdrawals from Qualified Plan Contracts may be limited by the Internal Revenue Code (the “Code”). (See “Federal Income Taxes,” page     .)

Contract charges include:

•	mortality and expense risk,

•	administrative expenses,

•	records maintenance charges,

•	withdrawal charges,

•	Guaranteed Retirement Income Benefit Rider Charge,

•	transfer charge,

•	investment management fees and other expenses, and

•	applicable premium taxes.

9

See “Charges Against the Separate Account,” page     .) In addition, the investment advisers to the Funds deduct varying charges from the assets of the Funds for which they provide investment advisory services. (See the Funds’ prospectuses for such information.)

The Contract may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Code or as individual retirement annuities including Roth IRAs. We may limit Purchase Payments under qualified plans, other than IRAs, to lump-sum rollovers and transfers. The Contract is also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. (See “Taxation of Annuities in General,” page      and “Qualified Plans,” page     , respectively.)

You may examine a Contract and return it for a refund during the “free look” period. The length of the free look period will depend on the state in which the Contract is issued. However, it will be at least ten days from the date you receive the Contract. (See “The Contracts,” page     .) In addition, a special free look period applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions—IRAs or as Roth Individual Retirement Annuities.

10

SUMMARY OF EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, take a partial withdrawal, annuitize the Contract, take a partial withdrawal, annuitize the Contract, surrender the Contract, or transfer cash value between and among the Subaccounts, Fixed Account, and Guarantee Period. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases
(as a percentage of Purchase Payments):	None
Maximum Withdrawal Charge(1)
(as a percentage of Purchase Payments):	7%

Year of Withdrawal after Purchase Payment	Withdrawal Charge
First year	7.00%
Second year	6.00%
Third year	5.00%
Fourth year	5.00%
Fifth year	4.00%
Sixth year	3.00%
Seventh year	2.00%
Eight years and following	0.00%

Maximum Transfer Fee:	$25 (2)

(1)	A Contract Owner may withdraw up to the greater of (i) the excess of Contract Value over total Purchase Payments subject to a Withdrawal Charge less prior withdrawals that were previously assessed a Withdrawal Charge and (ii) 10% of the Contract Value in any Contract Year without assessment of any Withdrawal Charge. In certain circumstances we may reduce or waive the Withdrawal Charge. See “Withdrawal Charge.”
(2)	We reserve the right to charge a fee of $25 for each transfer of Contract Value in excess of 12 transfers per calendar year. See “Transfers During the Accumulation Period.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Periodic Charges other than Portfolio Expenses

Current
Annual Records Maintenance Charge(3)	$30

Separate Account Annual Expenses (as a percentage of average Separate Account Contract Value)

With the Standard Death Benefit Only

Mortality and Expense Risk Charge(4)	1.25%
Administration Charge(4)	0.15%

Total Separate Account Annual Expenses	1.40%

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With the Optional Guaranteed Retirement Income Benefit

Current
Mortality and Expense Risk Charge(4)	1.25%
Optional Guaranteed Retirement Income Benefit(5)	0.25%
Administration Charge(4)	0.15%

Total Separate Account Annual Expenses	1.65%

(3)	The records maintenance charge applies to Contracts with Contract Value less than $50,000 on the date of assessment. In certain circumstances we may reduce or waive the annual records maintenance charge. See “Records Maintenance Charge.”
(4)	Scudder Money Market Subaccount #2 is the only Subaccount not subject to this charge.
(5)	We no longer offer the Guaranteed Retirement Income Benefit Rider. If you have elected the Guaranteed Retirement Income Benefit Rider and your rider remains in force, the current 0.25% rider charge will continue to be assessed, and our obligations and duties to you under this rider will not change.

The following table shows the range of Fund fees and expenses for the fiscal year ended December 31, 2004. Expenses of the Funds may be higher or lower in the future. You can obtain more detailed information concerning each Fund’s fees and expenses in the prospectus for each Fund.

Range of Annual Operating Expenses for the Funds During 20041

	Lowest		Highest
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)	___	%	___	%
Net Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses - after any contractual waivers of fees and expenses)[2]	___	%	___	%

[1]	The fund expenses used to prepare this table were provided to us by the fund(s). We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2004. Current or future expenses may be greater or less than those shown.
[2]	The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for __ Funds that require a Fund’s investment adviser to reimburse of waive Fund expenses until at least May 31, 2006.

The next table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2004.

Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)

(as a percentage of average daily net assets in the portfolios as of December 31, 2004):

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Gross Total Annual Expenses	Fee Waiver or Expense Reimburse- ment	Contractual Net Total Annual Expenses
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Templeton Developing Markets Securities Fund

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Portfolio	Management Fees	12b-1 Fees	Other Expenses	Gross Total Annual Expenses	Fee Waiver or Expense Reimburse- ment	Contractual Net Total Annual Expenses
Janus Aspen Series (Class XX Shares)
Janus Aspen Capital Appreciation

PIMCO Variable Insurance Trust (Administrative Class)
Foreign Bond
Low Duration

Scudder Variable Series I (Class A Shares)
Scudder Bond Portfolio
Scudder Growth and Income
Scudder International
Scudder Money Market

Scudder Variable Series II (Class A Shares)
Scudder Government & Agency Securities
Scudder High Income
Scudder Small Cap Growth
SVS Dreman High Return Equity

The expenses shown above are deducted by each underlying fund or portfolio before the fund or portfolio provides us with its daily net asset value. We then deduct applicable Separate Account charges from the net asset value to calculate the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. .

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2006. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

THE FUND’S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE ABOVE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee waivers or expense reimbursements. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements

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were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

(2)	a. If you annuitize your Contract at the end of the available time period under Annuity Option 2, 3, 4, or under Annuity Option 1 for a period of five years or more(6):

1 year	3 years	5 years	10 years

b. If you annuitize your Contract at the end of the available time period under Annuity Option 1 for a period of less than five years(6):

1 year	3 years	5 years	10 years

(3)	If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

*	Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3 or 4, or under Annuity Option 1 for a period of five years or more.

The Example is an illustration and does not represent past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

The Example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender.

The Record Maintenance Charge of $30 is reflected as an annual charge of     % that is determined by dividing total Record Maintenance Charges collected during 2004 ($                    ) by total average net assets attributable to the Contract during 2004 ($                    ).

DISTRIBUTION COSTS

For information concerning the compensation we pay in relation to prior sale of the Contracts, see “Distribution of the Contracts.”

CONDENSED FINANCIAL INFORMATION

In Appendix C, we have included a financial history of accumulation unit values for the Subaccounts available under the Contracts.

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KILICO, THE MVA OPTION AND FIXED ACCOUNT

Kemper Investors Life Insurance Company

We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our home office is located at 1400 American Lane, Schaumburg, Illinois 60196. For Contract services, you may contact us at the Annuity Contact Center at Scudder DestinationsSM Service Team, PO Box 19097, Greenville, South Carolina, 29602-9097. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. Kemper Corporation is a wholly-owned subsidiary of Zurich Group Holding (“ZGH”), a Swiss holding company. ZGH is owned by Zurich Financial Services (“ZFS”), a Swiss holding company.

Effective September 3, 2003 (the “Closing Date”), KILICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and KILICO entered into a coinsurance agreement under which FKLA administers and 100% reinsures certain lines of business currently underwritten by KILICO. FKLA administered the Contracts for one year after the Closing Date. Otherwise, the transfer and coinsurance agreement do not relate directly to the Contracts. The benefits and provisions of the Contracts were not changed by these transactions and agreements.

Effective September 7, 2004, we transferred our customer services operations and the administration of the Contracts to IBM Insurance Outsourcing Services (“IBM Outsourcing”) in Greenville, South Carolina. IBM Outsourcing provides all of the services required for complete support and administration of your Contract, including processing all premium payments and all requests for transfers, partial withdrawals, surrenders and death benefits, responding to inquiries, and calculating accumulation unit values for your Contract and the Separate Account.

The MVA Option

You may allocate amounts in the Market Value Adjustment (“MVA”) Option to one or more Guarantee Periods with durations of one to ten years during the Accumulation Period. You may choose a different Guarantee Period by pre-authorized telephone instructions or by giving us written notice (See “Guarantee Periods of the MVA Option” below). The MVA Option may not be available in all states. At our discretion, we may offer additional Guarantee Periods or limit, for new Contracts, the number of Guarantee Periods available to three.

The amounts allocated to the MVA Option under the Contracts are invested under the laws regulating our General Account. Assets supporting the amounts allocated to Guarantee Periods are held in a “non-unitized” separate account. However, our General Account assets are available to fund benefits under the Contracts. A non-unitized separate account is a separate account in which you do not participate in the performance of the assets through unit values. There are no discrete units for this separate account. The assets of the non-unitized separate account are held to fund our guaranteed obligations. The “non-unitized” separate account is insulated, so that the assets of the separate account are not chargeable with liabilities arising out of the business conducted by any other separate account or out of any other business we may conduct.

State insurance laws concerning the nature and quality of investments regulate our General Account investments and any non-unitized separate account investments. These laws generally permit investment in federal, state and municipal obligations, preferred and common stocks, corporate bonds, real estate mortgages, real estate and certain other investments.

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We consider the return available on the instruments in which Contract proceeds are invested when establishing Guaranteed Interest Rates. This return is only one of many factors considered in establishing Guaranteed Interest Rates. (See “The Accumulation Period—4. Establishment of Guaranteed Interest Rates.”)

Our investment strategy for the non-unitized separate account is generally to match Guarantee Period liabilities with assets, such as debt instruments. We expect to invest in debt instruments such as:

•	securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government;

•	debt securities which have an investment grade, at the time of purchase, within the 4 highest grades assigned by Moody’s Investors Services, Inc. (“Moody’s”) (Aaa, Aa, A or Baa), Standard & Poor’s Corporation (“Standard & Poor’s”) (AAA, AA, A or BBB), or any other nationally recognized rating service;

•	other debt instruments including issues of or guaranteed by banks or bank holding companies and corporations, which obligations, although not rated by Moody’s or Standard & Poor’s, are deemed by our management to have an investment quality comparable to securities which may be otherwise purchased; and

•	options and futures transactions on fixed income securities.

We are not obligated to invest the amounts allocated to the MVA Option according to any particular strategy, except as state insurance laws may require.

The Separate Account

We established the KILICO Variable Annuity Separate Account on May 29, 1981 pursuant to Illinois law as the KILICO Money Market Separate Account. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

Twelve Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions or under all Contracts.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as you request. All dividends and capital gains distributions received by the Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount. The Separate Account’s financial statements appear in the Statement of Additional Information.

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The Funds

The Separate Account invests in shares of the following Funds:

•	AIM Variable Insurance Funds

•	The Alger American Fund

•	Credit Suisse Trust

•	Dreyfus Investment Portfolios

•	The Dreyfus Socially Responsible Growth Fund, Inc.

•	Scudder Variable Series I

•	Scudder Variable Series II

The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in the case of Janus Aspen Series and PIMCO Variable Insurance Trust, certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. Shares of the Funds may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The following table summarizes each Portfolio’s investment objective and provides the name of each investment adviser:

Portfolio	Investment Objective and Investment Adviser
Templeton Developing Markets Securities Fund (Class 2 Shares)	Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market securities. Investment advier is Templeton Asset Management Ltd.

Janus Aspen Capital Appreciation Portfolio	Seeks long-term growth of capital. Investment adviser is Janus Capital Management LLC.

PIMCO Foreign Bond Portfolio (Administrative Class)	Seeks to maximize total return, consistent with preservation of capital and prudent investment management. Investment adviser is Pacific Investment Management Company LLC.

PIMCO Low Duration Portfolio (Administrative Class)	Seeks to maximize total return, consistent with preservation of capital and prudent investment management. Investment adviser is Pacific Investment Management Company LLC.

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Portfolio	Investment Objective and Investment Adviser
Scudder Bond Portfolio (Class A Shares)	Seeks to provide a high level of income consistent with a high quality portfolio of debt securities. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder Growth and Income Portfolio (Class A Shares)	Seeks long-term growth of capital, current income and growth of income. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder International Portfolio (Class A Shares)	Seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder Money Market Portfolio	Seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder Government & Agency Securities Portfolio (Class A Shares)	Seeks high current income consistent with preservation of capital. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder High Income Portfolio (Class A Shares)	Seeks to provide a high level of current income. Investment adviser is Deutsche Investment Management Americas Inc.

Scudder Small Cap Growth Portfolio (Class A Shares)	Seeks maximum appreciation of investors’ capital. Investment adviser is Deutsche Investment Management Americas Inc.

SVS Dreman High Return Equity Portfolio (Class A Shares)	Seeks to achieve a high rate of total return. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is Dreman Value Management L.L.C.

The Portfolios may not achieve their stated objective. More detailed information, including a description of risks, fees and expenses involved in investing in the Portfolios is found in the Funds’ prospectuses accompanying this Prospectus and statements of additional information, available from us upon request. You should read the portfolio prospectuses carefully.

Selection of Funds

We select the portfolios offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s reputation and tenure, brand recognition, performance, and the qualification of each investment firm. Another factor we consider during the selection process is whether the portfolio, its investment adviser, or an affiliate of the investment adviser will compensate us for providing certain administrative, marketing and support services. We also considered whether the portfolio’s investment adviser was one of our affiliates, and whether the portfolio, its adviser, or their affiliates can provide marketing and distribution support for the sales of the Contracts. For a discussion of the administrative, marketing, and support fees we receive from the underlying portfolios, see the “Administrative, Marketing, and Support Service Fee” section below.

Change of Investments

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We may eliminate the shares of any of the Funds or Portfolios and substitute shares of another portfolio or of another investment company, if the shares of a Funds or Portfolio are no longer available for investment, or if in our judgment further investment in any Funds or Portfolio becomes inappropriate in view of the purposes of the Separate Account. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC’s prior approval, if required. The Separate Account may purchase other securities for

18

other series or classes of contracts, or permit a conversion between series or classes of contracts on the basis of requests made by Owners.

We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, in our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the 1940 Act; (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

FIXED ACCOUNT OPTION

Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the 1933 Act, and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.

We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

THE CONTRACTS

A. General Information.

This Contract is no longer offered for sale, although we continue to accept additional Purchase Payments under the Contract. The minimum additional Purchase Payment is $500. The minimum additional Purchase Payment is $100 if you authorize us to draw on an account via check or electronic debit. Cumulative Purchase Payments in excess of $1,000,000 require our prior approval. The Internal Revenue Code may also limit the maximum annual amount of Purchase Payments. An allocation to a Subaccount, the Fixed Account or a Guarantee Period must be at least $500.

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We may, at any time, amend the Contract in accordance with changes in the law, including applicable tax laws, regulations or rulings, and for other purposes.

During the Accumulation Period, you may assign the Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and a 10% tax penalty. (See “Tax Treatment of Withdrawals, Loans and Assignments.”)

Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the Annuitant’s debts or obligations.

You designate the Beneficiary. If you or the Annuitant die, and no designated Beneficiary or contingent beneficiary is alive at that time, we will pay your or the Annuitant’s estate.

Under a Qualified Plan Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Plan Contract may not be assigned.

B. The Accumulation Period.

1. Application of Purchase Payments.

You select the allocation of Purchase Payments to the Subaccount(s), Guarantee Periods, or Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to a Guarantee Period or to the Fixed Account begin earning interest one day after we receive them. Upon receipt of a Purchase Payment, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount’s Accumulation Unit value, as computed after we receive the Purchase Payment.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount, other than the Withdrawal Charge, the Records Maintenance Charge and Guaranteed Retirement Income Benefit Charge (see “Contracts Issued Before May 1, 2002”). The number of Accumulation Units is reduced when the Records Maintenance Charge and Guaranteed Retirement Income Benefit Charge are assessed.

2. Accumulation Unit Value.

Each Subaccount has an Accumulation Unit value. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount’s Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

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The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

Each Subaccount has its own investment experience factor. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

(a divided by b) minus c, where:

a. is:

•	the net asset value per share of the Portfolio held in the Subaccount as of the end of the current Valuation Period; plus

•	the per share amount of any dividend or capital gain distributions made by the Portfolio held in the Subaccount, if the “ex-dividend” date occurs during the current Valuation Period; plus or minus

•	a credit or charge for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

b. is the net asset value per share of the Portfolio held in the Subaccount as of the end of the preceding Valuation Period; and

c. is the factor representing asset-based charges (the mortality and expense risk and administration charges).

3. Guarantee Periods of the MVA Option.

You may allocate Purchase Payments to one or more Guarantee Periods with durations of one to ten years. Each Guarantee Period has a Guaranteed Interest Rate that will not change during the Guarantee Period. Interest is credited daily at the effective annual rate.

The following example illustrates how we credit Guarantee Period interest.

EXAMPLE OF GUARANTEED INTEREST RATE ACCUMULATION

Purchase Payment	$40,000.00
Guarantee Period	5 Years
Guarantee Interest Rate	3.00% Effective Annual Rate

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Year	Interest Credited During Year	Cumulative Interest Credited
1	$1,200.00	$1,200.00
2	1,236.00	2,436.00
3	1,273.08	3,709.08
4	1,311.27	5,020.35
5	1,350.61	6,370.96

Accumulated value at the end of 5 years is:

$40,000.00 + $6,370.96 = $46,370.96

Note: This example assumes that no withdrawals or transfers are made during the five-year period. If you make withdrawals or transfers during this period, Market Value Adjustments and Withdrawal Charges apply.

The hypothetical interest rate is not intended to predict future Guaranteed Interest Rates. Actual Guaranteed Interest Rates for any Guarantee Period may be more than those shown.

At the end of any Guarantee Period, we send written notice of the beginning of a new Guarantee Period. A new Guarantee Period for the same duration starts unless you elect another Guarantee Period within 30 days after the end of the terminating Guarantee Period. You may choose a different Guarantee Period by preauthorized telephone instructions or by giving us written notice. You should not select a new Guarantee Period extending beyond the Annuity Date. Otherwise, the Guarantee Period amount available for annuitization is subject to Market Value Adjustments and may be subject to Withdrawal Charges. (See “Market Value Adjustment” and “Withdrawal Charge” below.)

The amount reinvested at the beginning of a new Guarantee Period is the Guarantee Period Value for the Guarantee Period just ended. The Guaranteed Interest Rate in effect when the new Guarantee Period begins applies for the duration of the new Guarantee Period.

You may call or write us at the Annuity Contact Center for the new Guaranteed Interest Rates.

4. Establishment of Guaranteed Interest Rates.

We declare the Guaranteed Interest Rates for each of the ten durations of Guarantee Periods from time to time as market conditions dictate. Once established, rates are guaranteed for the respective Guarantee Periods. We advise you of the Guaranteed Interest Rate for a chosen Guarantee Period when we receive a Purchase Payment, when a transfer is effectuated or when a Guarantee Period renews. Withdrawals of Accumulated Guarantee Period Value are subject to Withdrawal Charges and Records Maintenance Charges and may be subject to a Market Value Adjustment. (See “Market Value Adjustment” below.)

We have no specific formula for establishing the Guaranteed Interest Rates. The determination may be influenced by, but not necessarily correspond to, the current interest rate environment. (See “The MVA Option”.) We may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales commissions and administrative expenses we bear, and general economic trends.

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We make the final determination of the Guaranteed Interest Rates to be declared.

We cannot predict or guarantee the level of future Guaranteed Interest Rates.

5. Contract Value.

On any Valuation Date, Contract Value equals the total of:

•	the number of Accumulation Units credited to each Subaccount, times

•	the value of a corresponding Accumulation Unit for each Subaccount, plus

•	your Accumulated Guarantee Period Value in the MVA Option, plus

•	your interest in the Fixed Account.

6. Transfers During the Accumulation Period.

During the Accumulation Period, you may transfer the Contract Value among the Subaccounts, the Guarantee Periods and the Fixed Account subject to the following provisions:

•	the amount transferred must be at least $100 unless the total Contract Value attributable to a Subaccount, Guarantee Period or Fixed Account is transferred;

•	the Contract Value remaining in a Subaccount, Guarantee Period or Fixed Account must be at least $500 unless the total value is transferred;

•	transfers may not be made from any Subaccount to the Fixed Account over the six months following any transfer from the Fixed Account into one or more Subaccounts; and

•	transfers from the Fixed Account may be made one time during the Contract Year during the 30 days following an anniversary of a Contract Year.

We may charge a $25 fee for each transfer in excess of 12 transfers per calendar year. However, transfers made pursuant to the Asset Allocation and Dollar Cost Averaging programs do not count toward these 12 transfers. In addition, transfers of Guarantee Period Value are subject to Market Value Adjustment unless the transfer is made within 30 days of the end of the Guarantee Period. Because a transfer before the end of a Guarantee Period is subject to a Market Value Adjustment, the amount transferred from the Guarantee Period may be more or less than the requested dollar amount.

We make transfers pursuant to written or telephone instructions specifying in detail the requested changes. Transfers involving a Subaccount are based upon the Accumulation Unit values, as calculated after we receive transfer instructions. We may suspend, modify or terminate the transfer provision. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

Website Access. Our website address at www.kemperinvestors.com is available 24-hours a day. Our website will allow you to request transfers among the subaccounts, fixed account, and the Guarantee

23

Periods and inquire about your Contract. To use the website for access to your Contract information or to request transfers, you must enter your Contract number and Personal Identification Number (PIN).

E-mail Access. You may e-mail us through our website to request an address change or to inquire about your Contract. Currently, we do not allow transfer requests or withdrawals by e-mail. Please identify your Contract number or social security number in any transaction request or correspondence sent to us by e-mail.

Limitations on Transfers. The following transfers must be requested through standard first-class United States mail and must have an original signature:

The following transfers must be requested through standard United States mail:

•	transfers in excess of $250,000 per Contract, per day, and

•	transfers in excess of $50,000 per Contract, per day, into or out any of the following subaccounts:

•	Templeton Developing Markets Securities;

•	PIMCO Foreign Bond; or

•	Scudder International

These administrative procedures have been adopted under the Contract to protect the interests of the remaining Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Funds or Portfolios.

We reserve the right to further amend the transfer procedures in the interest of protecting remaining Contract Owners.

Additional Telephone and Online Access Rules and Conditions. We will employ reasonable procedures to confirm that telephone, e-mail, and website instructions are genuine. Such procedures may include requiring forms of personal identification prior to acting upon any telephone, e-mail, and website instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions and saving e-mail and website instructions received from you. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures that are designed to limit unauthorized use of the telephone, e-mail, and website privileges. Therefore, you bear the risk of loss in the event of a fraudulent telephone, e-mail, and website request.

In order to access our website or our automated customer response system, you will need to obtain a PIN by calling into the Annuity Contact Center. You should protect your PIN, because the automated customer response system will be available to your representative of record and to anyone who provides your PIN. We will not be able to verify that the person providing electronic instructions is you or authorized by you.

We cannot guarantee that our telephone, e-mail, and website services will always be available. For example, our Annuity Contact Center may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. Outages or slowdowns may prevent or delay our receipt of your request. If the volume of requests is unusually high, we might not be able to receive your order. Although we have taken precautions to help

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our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request or correspond in writing to our mailing address.

Transfer requests made by phone, e-mail, or through our website must comply with our transfer provisions stated in the prospectus. Any transfer requests that are not in compliance with these provisions will not be considered received at our Service Team. We reserve the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone, e-mail, and website transfer privilege) at any time, for any class of Contracts, for any reason.

Third Party Transfers. If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the authorized asset allocation program. However, we do not offer or participate in any asset allocation program and we take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party’s instructions at any time and may restrict the investment options available for transfer under third party authorizations.

Automatic Account Rebalancing. You may elect to have transfers made automatically among the Subaccounts on an annual, semiannual or quarterly basis so that Contract Value is reallocated to match the percentage allocations in your predefined allocation elections. Transfers under this program are not subject to the $100 minimum transfer limitation. An election to participate in the automatic asset reallocation program must be in writing on our form and returned to us.

7. Policy and Procedures Regarding Disruptive Trading and Market Timing.

Statement of Policy. This Contract is not designed for use by organizations or individuals engaged in market timing or for use by investors who make frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, or transfers of large amounts at one time (“Disruptive Trading”).

Market timing and other kinds of Disruptive Trading can increase your investment risks and have harmful effects for you, for other Contract owners, for the underlying portfolios, and for other persons who have material rights under the Contract, such as insureds and beneficiaries. These risks and harmful effects include:

•	dilution of the interests of long-term investors in a subaccount if market timers manage to transfer into an underlying portfolio at prices that are below the true value or to transfer out of the underlying portfolio at prices that are above the true value of the underlying portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

•	reduced investment performance due to adverse effects on portfolio management by:

•	impeding a portfolio manager’s ability to sustain an investment objective;

•	causing the underlying portfolio to maintain a higher level of cash than would otherwise be the case; or

•	causing an underlying portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying portfolio; and

•	increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Contract owners invested in those subaccounts, not just those making the transfers.

Policy Against Disruptive Trading. We have adopted policies and procedures that are intended to detect and deter market timing and other forms of Disruptive Trading in the Contract. We do not make

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special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these policies and procedures.

Do not invest with us if you intend to conduct market timing or Disruptive Trading.

For these purposes, we do not include transfers made pursuant to Dollar Cost Averaging.

Detection. We monitor the transfer activities of owners in order to detect market timing and other forms of Disruptive Trading activity. However, despite our monitoring we may not be able to detect or halt all Disruptive Trading activity. Our ability to detect Disruptive Trading may be limited by operational or technological systems, as well as by our ability to predict strategies employed by market timers to avoid detection. As a result, despite our efforts, there is no assurance that we will be able to identify and curtail all Disruptive Trading by such Contract owners or intermediaries acting on their behalf.

In addition, because other insurance companies (and retirement plans) with different market timing policies and procedures may invest in the underlying portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying portfolio will not suffer harm from Disruptive Trading in the subaccounts of variable products issued by these other insurance companies (or retirement plans) that invest in the underlying portfolios.

As a result, to the extent we are not able to detect Disruptive Trading activity, or other insurance companies (or retirement plans) fail to detect such activity, it is possible that a market timer may be able to engage in Disruptive Trading transactions that may interfere with underlying portfolio management and cause you to experience detrimental effects such as increased costs, lower performance and a dilution of your interest in a underlying portfolio.

Deterrence. We impose limits on transfer activity within the Contract in order to deter Disruptive Trading.

We will accept the following transfers only if the order is sent to us with an original signature and by first class U.S. Mail:

•	transfers in excess of $250,000 per Contract, per day; and

•	transfers in excess of $50,000 per Contract, per day, into or out any of the following subaccounts:

•	Templeton Developing Markets Securities;

•	PIMCO Foreign Bond; or

•	Scudder International.

If you send a transfer request in excess of these restrictions by any other method (such as fax, phone, or overnight mail), we will not honor your request.

If we identify suspicious transfer activity, we will advise you in writing that we are monitoring your transfer activity and that we will impose restrictions if we identify a pattern of Disruptive Trading activity. If we identify such a pattern as a result of continued monitoring, we will notify you in writing that all future transfers must be requested through first class U.S. Mail with an original signature. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

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To further deter any market timing and Disruptive Trading activities, we may at any time and without prior notice:

•	terminate all telephone, website, email or fax transfer privileges;

•	limit the total number of transfers;

•	place further limits on the dollar amount that may be transfer;

•	require a minimum period of time between transfers; or

•	refuse transfer requests from intermediaries acting on behalf of you.

Our ability to impose these restriction in order to discourage market timing and other forms of Disruptive Trading may be limited by provisions of your Contract.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying portfolio’s operations, or (2) if an underlying portfolio would reject or has rejected our purchase order, or (3) because of a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We also reserve the right to reverse a potentially harmful transfer if an underlying portfolio refuses or reverses our order; in such instances some Contract owners may be treated differently than others. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your Contract to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number, size or frequency of transfers in a given period; or

•	allow a certain number of transfers in a given period.

Redemption fees, other transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other forms of Disruptive Trading and in preventing or limiting harm from such trading.

We may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other Disruptive Trading if we discover that our current procedures do not adequately curtail such activity, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the underlying portfolios under the Contract. The actions we take will be based on policies and procedures that we apply uniformly to all Contract owners.

Underlying Portfolio Frequent Trading Policies. The underlying portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective

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shares. The prospectuses for the underlying portfolios describe any such policies and procedures. The frequent trading policies and procedures of one underlying portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of another underlying portfolios and the policies and procedures we have adopted for the Contract to discourage market timing and other programmed, large, frequent, or short-term transfers.

Omnibus Order. Contract owners and other persons with material rights under the Contract also should be aware that the purchase and redemption orders received by the underlying portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying portfolios. In addition, if an underlying portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

8. Withdrawals During the Accumulation Period.

You may redeem some or all of the Contract Value, minus previous withdrawals and debt, plus or minus any applicable Market Value Adjustment and minus any Withdrawal Charge. Withdrawals will have tax consequences. (See “Federal Income Taxes.”) A withdrawal of the entire Contract Value is called a surrender.

Partial withdrawals and surrenders are subject to the following:

In any Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

•	the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

•	10% of the Contract Value.

See “Contract Charges and Expenses—Withdrawal Charge” for a discussion of charges applicable to partial withdrawals and surrenders.

If Contract Value is allocated to more than one investment option, you must specify the source of the partial withdrawal. If you do not specify the source, we redeem Accumulation Units on a pro rata basis from all investment options in which you have an interest. Accumulation Units attributable to the earliest Contribution Years are redeemed first.

Partial withdrawals are subject to the following:

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•	Partial withdrawals are not permitted from the Fixed Account in the first Contract Year.

•	The minimum withdrawal is $100 (before any Market Value Adjustment), or your entire interest in the investment option(s) from which withdrawal is requested.

•	You must leave at least $500 in each investment option from which the withdrawal is requested, unless the total value is withdrawn.

Election to withdraw shall be made in writing to us at the Annuity Contact Center and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values, as calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts is paid within seven days after we receive the request. However, we may suspend withdrawals or delay payment:

•	during any period when the New York Stock Exchange is closed,

•	when trading in a Portfolio is restricted or the SEC determines that an emergency exists, or

•	as the SEC by order may permit.

For withdrawal requests from the MVA Option and the Fixed Account, we may defer any payment for up to six months, as permitted by state law. During the deferral period, we will continue to credit interest at the current Guaranteed Interest Rate for the same Guarantee Period.

Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See “Federal Income Taxes.”)

A participant in the Texas Optional Retirement Program (“ORP”) must obtain a certificate of termination from the participant’s employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

9. Market Value Adjustment.

Any withdrawal, transfer or annuitization of Guarantee Period Values, unless effected within 30 days after a Guarantee Period ends, may be adjusted up or down by a Market Value Adjustment. The Market Value Adjustment applies before deduction of a Withdrawal Charge.

The Market Value Adjustment reflects the relationship between (a) the currently established interest rate (“Current Interest Rate”) for a Guarantee Period equal to the remaining length of the Guarantee Period, rounded to the next higher number of complete years, and (b) the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if the Guaranteed Interest Rate is the same or lower than the applicable Current Interest Rate, the Market Value Adjustment reduces Guarantee Period Value and results in a lower payment. Thus, if interest rates increase, the withdrawal could be less than the original Purchase Payment or the original amount allocated to a Guarantee Period. Conversely, if the Guaranteed Interest Rate is higher than the applicable Current Interest Rate, the Market Value Adjustment increases Guarantee Period Value and results in a higher payment.

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MVA Endorsement Adding the MVA Floor. Effective April 1, 2005 (the “Effective Date”), we amended your Contract or certificate by putting a “floor” on the Market Value Adjustment feature and increasing the Guaranteed Interest Rate to 3% on those Guarantee Period Values crediting less than 3%. For this to occur, we issued an endorsement to your Contract or certificate (the “MVA Endorsement”).

The MVA Endorsement enhanced the MVA formula for your Contract by limiting (i.e., putting a “floor” on) any downward Market Value Adjustment that might be applied after the Effective Date to withdrawals or transfers out of a Guarantee Period. The “floor” ensures that, regardless of any changes in interest rates, if you withdraw or transfer money from a Guarantee Period before it expires and after the Start Date, the return on your Guarantee Period Value as of the Start Date (before any deductions for contract charges) will not be less than the Contract’s new minimum guaranteed interest rate of 3% per annum. The Start Date is the later of April 1, 2005 or the beginning of a new Guarantee Period.

In applying the MVA formula, each amount allocated to a different Guarantee Period or allocated at different times will be considered separately.

The Market Value Adjustment (MVA) uses this formula:

Where:

I is the Guaranteed Interest Rate being credited to the Guarantee Period Value (GPV) subject to the Market Value Adjustment,

J is the Current Interest Rate we declare, as of the effective date of the application of the Market Value Adjustment, for current allocations to a Guarantee Period the length of which is equal to the balance of the Guarantee Period for the Guarantee Period Value subject to the Market Value Adjustment, rounded to the next higher number of complete years, and

t is the number of days remaining in the Guarantee Period.

Any downward Market Value Adjustment is limited by the MVA Floor described above.

For an illustration of the new “Floor” on a downward Market Value Adjustment, as well as an upward Market Value Adjustment, see Appendix A.

10. Guaranteed Death Benefit.

We pay a death benefit to the Beneficiary if any of the following occurs during the Accumulation Period:

•	the Owner, or a joint owner, dies,

•	the Annuitant dies with no living contingent annuitant, or

•	the contingent annuitant dies after the Annuitant.

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The amount of the death benefit depends on the age of the deceased Owner or Annuitant when the death benefit becomes payable. If the deceased Owner or Annuitant dies before age 91, we will pay the Beneficiary the greatest of the following less debt:

•	Contract Value,

•	Purchase Payments minus previous withdrawals, accumulated at 5.00% interest per year to the earlier of the deceased’s age 80 or the date of death, plus Purchase Payments minus all withdrawals from age 80 to the date of death, or

•	the greatest anniversary value before death.

The greatest anniversary value equals:

•	the highest of the Contract Values on each Contract anniversary prior to the deceased’s age 81, plus the dollar amount of any Purchase Payments made since that anniversary, minus

•	withdrawals since that anniversary.

We pay Contract Value to the Beneficiary if the Owner or Annuitant dies after age 91. The Owner or Beneficiary (unless the Owner has already elected an Annuity Option), as appropriate, may elect to have all or a part of the death benefit proceeds paid to the Beneficiary under one of the Annuity Options described under “Annuity Options” below. The death benefit must be distributed within five years after the date of death unless an Annuity Option is elected or a surviving spouse elects to continue the Contract in accordance with the provisions described below.

For Non-Qualified Plan Contracts or Individual Retirement Annuities, if the Beneficiary is the Owner’s surviving spouse (or the Annuitant’s surviving spouse if the Owner is not a natural person), the surviving spouse may elect to continue the Contract in lieu of taking a death benefit distribution. The spouse will become the successor Owner of the Contract subject to the following:

•	The Contract Value will be increased to reflect the amount of the death benefit. The difference will be credited to the Scudder Money Market Subaccount #1.

•	No withdrawal charges will apply on existing values in the Contract. However, Purchase Payments made after the original owner’s death are subject to withdrawal charges.

•	Upon the death of the surviving spouse, the death benefit will be calculated from the time that the election to continue the Contract is made. A subsequent spouse of the surviving spouse will not be able to continue the Contract.

The above option is subject to availability of this feature in your state.

As an alternative to the above election, the surviving spouse may elect to continue a Non-Qualified Plan Contract or an Individual Retirement Annuity without receiving the increase in Contract Value attributable to the death benefit. In this case, all rights, benefits and charges under the Contract will continue including any applicable Withdrawal Charges.

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CONTRACT CHARGES AND EXPENSES

This section describes the charges and deductions that we make under the Policy to compensate for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges we deduct under the Policy may result in a profit to us.

We deduct the following charges and expenses:

•	mortality and expense risk charge,

•	administration charge,

•	records maintenance charge,

•	Withdrawal Charge,

•	Guaranteed Retirement Income Benefit Rider Charge, if any

•	transfer charge,

•	investment management fees and other expenses, and

•	applicable state premium taxes.

Subject to certain expense limitations, you indirectly bear investment management fees and other Fund expenses.

A. CHARGES AGAINST THE SEPARATE ACCOUNT.

1. Mortality and Expense Risk Charge.

We assess each Subaccount a daily asset charge for mortality and expense risks at a rate of 1.25% per annum. Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

The mortality risk we assume arises from two contractual obligations. First, if you or the Annuitant die before age 91 and before the Annuity Date, we may, in some cases, pay more than Contract Value. (See “Guaranteed Death Benefit”, above.) Second, when Annuity Options involving life contingencies are selected, we assume the risk that Annuitants will live beyond actuarial life expectancies.

We also assume an expense risk. Actual expenses of administering the Contracts may exceed the amounts we recover from the Records Maintenance Charge or the administrative cost portion of the daily asset charge.

2. Administration Costs.

We assess each Subaccount a daily asset charge for administrative costs at a rate of .15% per annum. This charge reimburses us for expenses incurred for administering the Contracts. These expenses include Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administration charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of a particular Contract.

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3. Records Maintenance Charge.

We deduct an annual Records Maintenance Charge of $30 during the Accumulation Period. The charge is assessed:

•	at the end of each Contract Year,

•	on Contract surrender, and

•	upon annuitization.

However, we do not deduct the Records Maintenance Charge for Contracts with Contract Value of at least $50,000 on the assessment date.

This charge reimburses us for the expenses of establishing and maintaining Contract records. The Records Maintenance Charge reduces the net assets of each Subaccount, Guarantee Period and the Fixed Account.

The Records Maintenance Charge is assessed equally among all investment options in which you have an interest.

4. Withdrawal Charge.

We deduct a Withdrawal Charge to cover Contract sales expenses, including commissions and other promotion and acquisition expenses.

Each Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

•	the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

•	10% of the Contract Value.

If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first seven Contribution Years following each Purchase Payment as follows:

Contribution Year	Withdrawal Charge
First	7%
Second	6%
Third	5%
Fourth	5%
Fifth	4%
Sixth	3%
Seventh	2%
Eighth and following	0%

Purchase Payments are deemed surrendered in the order in which they were received.

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When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge, plus the dollar amount sent to you.

Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge, even though the Contract may have been issued many years earlier. (For additional details, see “Withdrawals During the Accumulation Period.”)

Subject to certain exceptions and state approvals, Withdrawal Charges are not assessed on withdrawals:

•	after you have been confined in a hospital or skilled health care facility for at least 30 days and you remain confined at the time of the request;

•	within 30 days following your discharge from a hospital or skilled health care facility after a confinement of at least 30 days; or

•	if you or the Annuitant become disabled after the Contract is issued and before age 65.

Restrictions and provisions related to the nursing care or hospitalization disability waivers are described in Contract endorsements.

The Withdrawal Charge compensates us for Contract distribution expense. Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their seventh Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. See “The Annuity Period—Annuity Options” for a discussion of the Annuity Options available.

5. Optional Guaranteed Retirement Income Benefit Rider (“GRIB”) Charge.

If you have selected the GRIB Rider and it is in force, we will deduct a annual charge of 0.25% of Contract Value for this rider. We deduct a prorata portion of the charge on the last business day of each calendar quarter. This quarterly charge is deducted from each Subaccount, each Guarantee Periods and the Fixed Account in which you have value based on the proportion that the value you have in each account bears to your total Contract Value. The rider terminates at age 91, and we do not charge for this rider after the annuitant’s 91st birthday.

6. Transfer Charge.

We currently allow you to make unlimited transfers without charge. We reserve the right to assess a transfer fee of $25 for the thirteenth and each subsequent transfer during a Contract year.

7. Investment Management Fees and Other Expenses.

Each Fund or Portfolio’s net asset value may reflect the deduction of investment management fees, Rule 12b-1 fees and general operating expenses. Subject to limitations, you indirectly bear these fees

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and expenses. (See “Summary of Expenses.”) For 2004, total annual investment management fees and expenses for the Funds and Portfolios offered through the Contracts ranged from     % to     % for average daily portfolio assets. Further detail is provided in the attached prospectuses for the Funds or Portfolios and the Portfolios’ or Funds’ statements of additional information.

Administrative, Marketing, and Support Services Fees. [Add disclosure about 12b-1 fees]

We and/or Scudder Investments receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the Funds for administrative and other services related to the Separate Account operations. The amount of this compensation is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance products that we issue. These percentages differ and may be significant. Some advisers or subadvisers (or other affiliates) pay us more than others. The chart below provides the current percentages paid to us on an annual basis:

Incoming Payments to KILICO

Adviser or Sub-Adviser	% of assets*	Adviser or Sub-Adviser	% of assets*

*	Payments are based on a percentage of the average assets of each Fund owned by the subaccounts available under this Contract and under certain other variable insurance products offered by our affiliates and us.

We and Scudder Investments also may receive additional amounts or different percentages of assets under management from certain of these entities with regard to other variable insurance products or mutual funds that are issued by us and our affiliates. In addition, certain investment advisers and subadvisers of the Funds or their affiliates may provide us and/or selling firms with wholesaling services to assist us in servicing the Contract, may pay us and/or certain affiliates and/or selling firms amounts to participate in sales meetings, and may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the portfolios and to cooperate with their promotional efforts. The amounts may be significant and may provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Contract.

Proceeds from these payments by the Funds, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the Contracts.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Distribution of the Contracts” in this prospectus.

8. State Premium Taxes.

Certain state and local governments impose a premium tax ranging from 0% to 3.5% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization. See “Appendix A—State Premium Tax Chart” in the Statement of Additional Information.

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9. Exceptions.

We may decrease the mortality and expense risk charge, the administration charge, and the Records Maintenance Charge without notice. However, we guarantee that they will not increase. We bear the risk that those charges will not cover our costs. On the other hand, should the charges exceed our costs, we will not refund any charges. Any profit is available for corporate purposes including, among other things, payment of distribution expenses.

We may also reduce or waive fees and charges, including but not limited to, the Records Maintenance Charge, the Withdrawal Charge, and mortality and expense risk and administration charges, for certain sales that may result in cost savings, such as those where we incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedure. We may also reduce or waive fees and charges and/or credit additional amounts on Contracts issued to:

•	employees and registered representatives (and their families) of broker-dealers (or their affiliated financial institutions) that have entered into selling group agreements with IBS, and

•	officers, directors and employees (and their families) of KILICO and Scudder Variable Series I and II, their investment advisers and principal underwriters or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

Reductions in these fees and charges will not unfairly discriminate against any Owner.

THE ANNUITY PERIOD

Contracts may be annuitized under one of several Annuity Options. Annuity payments begin on the Annuity Date and under the selected Annuity Option. The Annuity Date must be at least one year after the Date of Issue. Subject to state variation, the Annuity Date may not be deferred beyond the later of the Annuitant’s 91st birthday (100th birthday if the Contract is part of a Charitable Remainder Trust) or ten years after the Date of Issue. However, annuitization is delayed beyond the Annuity Date if we are making systematic withdrawals based on your life expectancy. In this case, annuitization begins when life expectancy withdrawals are stopped.

1. Annuity Payments.

Annuity payments are based on:

•	the annuity table specified in the Contract,

•	the selected Annuity Option, and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit’s value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see “Withdrawal Charge.”)

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2. Annuity Options.

You may elect one of the Contract’s Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan and state variations) to begin annuity payments before the Annuitant’s 91st birthday (100th birthday if the Contract is part of a Charitable Remainder Trust) or within ten years after the Date of Issue, whichever is later. You may change the Annuity Option before the Annuity Date. If no other Annuity Option is elected, monthly annuity payments are made in accordance with Option 3 below with a ten year period certain. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the first monthly payment is less than $20. In this case, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $20.

The amount of periodic annuity payments may depend upon:

•	the Annuity Option selected;
•	the age and sex of the Annuitant; and

•	the investment experience of the selected Subaccount(s).

For example:

•	if Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

•	if Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

•	if Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income option were selected.

•	if Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

The age of the Annuitant also influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. The sex of the Annuitant influences the amount of periodic payments because females generally live longer than males, resulting in smaller payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely you will receive a higher periodic payment, and conversely, you will likely receive a lower periodic payment if you participate in Subaccounts with lower investment performance.

If you die before the Annuity Date, available Annuity Options are limited. Unless you have imposed restrictions, the Annuity Options available are:

•	Option 2, or

•	Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than five years from your death).

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If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death. The death benefit distribution must begin no later than one year from your death, unless a later date is prescribed by federal regulation.

Option 1—Income for Specified Period.

Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the Annuitant’s death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily asset charges for mortality and expense risks and administrative costs.

If you elect variable annuitization under Option 1, the Annuitant may elect to cancel all or part of the variable annuity payments remaining due. We will then pay the discounted value of the remaining payments.

Option 2—Life Income.

Option 2 provides an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant’s death without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.

Option 3—Life Income with Installments Guaranteed.

Option 3 provides an annuity payable monthly during the Annuitant’s lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4—Joint and Survivor Annuity.

Option 4 provides an annuity payable monthly while either Annuitant is living. Upon either Annuitant’s death, the monthly income payable continues over the life of the surviving Annuitant at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving Annuitant’s death without regard to the number or total amount of payments received.

3. Allocation of Annuity.

You may elect payments on a fixed or variable basis, or a combination. Any Fixed Account Contract Value or Guarantee Period Value is annuitized on a fixed basis. Any Separate Account Contract Value is annuitized on a variable basis. The MVA Option is not available during the Annuity Period. You may exercise the transfer privilege during the Accumulation Period. Transfers during the Annuity Period are subject to certain limitations.

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4. Transfers During the Annuity Period.

During the Annuity Period, the Annuitant may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

•	Transfers to a Subaccount are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

•	All interest in a Subaccount must be transferred.

•	If we receive notice of transfer to a Subaccount more than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

•	If we receive notice of transfer to a Subaccount less than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

•	Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

A Subaccount’s Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

A Payee may not have more than three Subaccounts after any transfer.

5. Annuity Unit Value.

Annuity Unit value is determined independently for each Subaccount.

Annuity Unit value for any Valuation Period is:

•	Annuity Unit value for the preceding Valuation Period, times

•	the net investment factor for the current Valuation Period, times

•	an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract’s annuity tables.

The net investment factor for a Subaccount for any Valuation Period is:

•	the Subaccount’s Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved; divided by

•	the Subaccount’s Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

When annuity payments begin, the value of your Contract interest is:

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•	Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

•	the number of Accumulation Units credited at the end of the Valuation Period, minus

•	premium taxes and Withdrawal Charges.

The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

A 2.5% per annum rate of investment earnings is assumed by the Contract’s annuity tables. If the actual net investment earnings rate exceeds 2.5% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.5% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under Variable Annuity.

Subsequent annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

If the Annuitant dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See “Annuity Options.”)

FEDERAL INCOME TAXES

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a “regulated investment

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company”. Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account to provide for these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. Tax Deferral During Accumulation Period.

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Plan Contract are generally not taxable to you or the Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

•	the Contract must be owned by an individual,

•	Separate Account investments must be “adequately diversified”,

•	we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

•	annuity payments must appropriately amortize Purchase Payments and Contract earnings.

Non-Natural Owner. As a general rule, deferred annuity contracts held by “non-natural persons”, such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

•	certain contracts acquired by a decedent’s estate,

•	certain Qualified Contracts,

•	certain contracts used with structured settlement agreements, and

•	certain contracts purchased with a single premium when the annuity starting date is no later than one year from contract purchase and substantially equal periodic payments are made at least annually.

Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be “adequately diversified”. The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the Contract would not be treated as an

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annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

Although we do not control Fund investments, we expect that each Portfolio of the Funds will comply with these regulations so that each Subaccount of the Separate Account will be considered “adequately diversified.”

Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. In these circumstances, income and gains from separate account assets are includible in the owner’s gross income. The Internal Revenue Service (“IRS”), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when you have reached an advanced age, e.g., age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals.

Partial withdrawals from a Non-Qualified Plan Contract are includible in income to the extent the Contract Value exceeds the “investment in the contract”. This amount is referred to as the “income on the contract”. Full withdrawals are also includible in income to the extent they exceed the “investment in the contract.” Investment in the contract equals the total of Purchase Payments minus amounts previously received from the Contract that were not includible in your income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value, is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee’s investment in the contract is increased to reflect the increase in your income.

The Contract’s death benefit may exceed Purchase Payments or Contract Value. As described in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

If the Contract includes the Guaranteed Retirement Income Benefit Endorsement (the “GRIB Endorsement”), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it

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is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

There is also some uncertainty regarding the treatment of the market value adjustment for purposes of determining the income on the contract. This uncertainty could result in the income on the contract being a greater (or lesser) amount.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments.

Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the “investment in the contract” allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

With respect to a Contract issued with the GRIB Endorsement, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Plan Contract, the Company will treat a portion of such a lump sum payment as includible in income, and will determine the taxable portion of subsequent periodic payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Taxation of Death Benefits.

Amounts may be distributed upon your or the Annuitant’s death. Before the Annuity Date, death benefits are includible in income as follows:

•	if distributed in a lump sum are taxed like a full withdrawal, or

•	if distributed under an annuity option are taxed like annuity payments.

After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income and:

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•	if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

•	if distributed in accordance with the selected Annuity Option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions.

A 10% penalty tax applies to a taxable payment from a Non-Qualified Plan Contract unless:

•	received on or after you reach age 59½,

•	attributable to your disability,

•	made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant’s death,

•	made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

•	made under a Contract purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually, or

•	made with annuities used with certain structured settlement agreements.

6. Aggregation of Contracts.

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Plan Contract may be determined by combining some or all of the Non-Qualified Plan Contracts owned by an individual. For example, if a person purchases a Contract and also purchases an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons.

For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

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D. QUALIFIED PLANS

The Contracts are also available for use in connection with retirement plans which receive favorable treatment under sections 401, 403, 408, 408A or 457 of the Code (“Qualified Plans”). Such contracts are referred to as “Qualified Contracts.” Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Plan Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.

Under the Code, qualified plans generally enjoy tax-deferred accumulation of amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should only consider the Contract’s features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no “investment in the contract” and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (Owners should always consult their tax advisers and retirement plan fiduciaries prior to exercising their loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that the Owner may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, the Owner and Annuitant generally are the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant’s spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any Guarantee Period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of “Individual Retirement Annuities” (“IRAs”), distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70½. An excise tax is imposed for failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

If you purchased a Qualified Contract with a GRIB Endorsement and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB Endorsement.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply to a payment:

•	received after you reach age 59½,

•	received after your death or because of your disability, or

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•	made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of qualified plans if they are inconsistent with the Contract.

1. Qualified Plan Types.

We may issue Contracts for the following types of Qualified Plans.

Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an “IRA.” The Code limits the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be “rolled over” on a tax-deferred basis into an IRA. The Contract may not fund a “Coverdell Education Savings Account” (formerly known as an “Education IRA”).

Simplified Employee Pensions (SEP- IRAs). The Code allows employers to establish simplified employee pension plans, using the employees’ IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAs. The Code permits certain small employers to establish “SIMPLE retirement accounts,” including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

Roth IRAs. The Code permits contributions to an IRA known as a “Roth IRA.” Roth IRAs differ from other IRAs in certain respects including:

•	Roth IRA contributions are never deductible,

•	“qualified distributions” from a Roth IRA are excludable from income,

•	mandatory distribution rules do not apply before death,

•	a rollover to a Roth IRA must be a “qualified rollover contribution” under the Code,

•	special eligibility requirements apply, and

•	contributions to a Roth IRA can be made after the Owner has reached age 70½.

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All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. An individual may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

Any “qualified distribution,” as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59½, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

Corporate and Self-Employed (“H.R. 10” and “Keogh”) Pension and Profit-Sharing Plans. The Code permits corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals’ Tax Retirement Act of 1962, as amended, commonly referred to as “H.R. 10” or “Keogh”, permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as “tax-sheltered annuities”. If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless you also purchase a life insurance contract as part of your tax-sheltered annuity plan.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

•	contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

•	earnings on those contributions, and

•	earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1998.

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These amounts can be paid only if you have reached age 59½, severed employment, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Code Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Code Section 403(b)(7) custodial account.) Additional restrictions may be imposed by the plan sponsor.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers.

If the Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Code Section 457(b), any “eligible rollover distribution” from the Contract will be subject to “direct rollover” and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:

•	minimum distributions required under Section 401(a)(9) of the Code, and

•	certain distributions for life, life expectancy, or for ten years or more which are part of a “series of substantially equal periodic payments.”

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

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DISTRIBUTION OF CONTRACTS

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with Investors Brokerage Services, Inc. (“IBS”), an affiliate of Chase Insurance Life and Annuity Company, for the sale of the Contracts. In addition, we have entered into a distribution agreement with Scudder Investments for the distribution of the Contracts. We pay Scudder Investments a wholesaling allowance for certain expenses it incurs in relation to the support services it provides.

Compensation to Broker-Dealers Selling the Policies. The Contracts were offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and state laws. The selling firms have entered into written selling agreements with us and with Scudder Investors Investments, the distributor for the Contracts. We pay commissions directly to the selling firms for their past sales of the Contracts. The Contracts are no longer offered for sale.

A limited number of broker-dealers may also be paid to “wholesale” the Contracts, that is, to provide marketing support to the broker-dealer firms that do the actual selling.

The selling firms who have selling agreements with us and IBS are paid commissions for the promotion and sale of the Contracts according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 6.25% of Purchase Payments, plus a trail commission option of up to 1.00% of new Purchase Payments paid quarterly on such Purchase Payments that have been in the Contract for at least twelve months. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

Special Compensation Paid to the Principal Underwriter and Wholesalers. We and [other entities] pay for IBS’ operating and other expenses, including                              .

Commissions or overrides may also be paid to unaffiliated selling firms providing wholesaling services (such as providing sales support and training for sales representatives who sell the Contracts).

Additional Compensation Paid to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the Policies in their marketing programs based on past or anticipated sales of the Policies and other criteria in order to receive enhanced marketing services and increased access to their sales representatives. In addition to access to their distribution network, such selling firms may receive separate compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

We have entered into such “preferred product” arrangements with certain selling firms including:

We pay bonus payments to certain selling firms based on aggregate sales of our variable insurance policies (including the Contract) and/or other products that our affiliates issue or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. The average amount paid during 2004 to such selling firms under such arrangements was      basis points of Contract value, equivalent to $     on a $10,000 investment. These payments are designed to specially encourage the sale of our products (and/or our affiliates’ products) by such selling firms.

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During the last fiscal year, we paid the top 10 selling firms (in terms of sales) amounts shown below in addition to sales commissions.

Name of Firm and Principal Business Address	Aggregate Amount Paid During Last Fiscal Year
[Address]

[Address]

Commissions and other incentives or payments described above are not charged directly to Contract owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract and other corporate revenue.

You should be aware that any selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. As such, they may be inclined to favor or disfavor one product over another due to differing rates of compensation. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Contracts.

VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote.

A Fund is not required to hold annual shareholders’ meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund or Portfolio based upon the Owner’s proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the Annuitant entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants’ voting rights decrease as Annuity Units decrease.

REPORTS TO CONTRACT OWNERS AND INQUIRIES

After each Contract anniversary, we send you a statement showing amounts credited to each Subaccount, to the Fixed Account Option and to the Guarantee Period Value. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that correspond to the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. In addition, we calculate for you the portion of a total amount that must be invested in a selected Guarantee Period so that the portion grows to equal the original total amount at the expiration of the Guarantee Period.

You may direct inquiries to the selling agent or may contact the Annuity Contact Center.

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DOLLAR COST AVERAGING

Under our Dollar Cost Averaging program, a predesignated portion of Subaccount Value is automatically transferred monthly, quarterly, semiannually or annually for a specified duration to other Subaccounts, Guarantee Periods and the Fixed Account. The DCA theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase of the selected Subaccounts. There is no guarantee that DCA will produce that result. There is currently no charge for this service. The Dollar Cost Averaging program is available only during the Accumulation Period. You may also elect transfers from the Fixed Account on a monthly or quarterly basis for a minimum duration of one year. You may enroll any time by completing our Dollar Cost Averaging form. Transfers are made based on the date you specify. We must receive the enrollment form at least five business days before the transfer date.

If you participate in the Dollar Cost Averaging program, you may allocate all or a portion of the initial Purchase Payment to the Scudder Money Market Subaccount #2. This is the only Subaccount with no deduction for the 1.40% charge for mortality and expense risks and administrative costs. You must transfer all Subaccount Value out of Scudder Money Market Subaccount #2 within one year from the initial Purchase Payment. If you terminate Dollar Cost Averaging or do not deplete all Subaccount Value in Scudder Money Market Subaccount #2 within one year, we automatically transfer any remaining Subaccount Value to Scudder Money Market Subaccount #1.

The minimum transfer amount is $100 per Subaccount, Guarantee Period or Fixed Account. The total Contract Value in an account at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

•	the number of designated monthly transfers has been completed,

•	Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

•	we receive your written termination at least five business days before the next transfer date, or

•	the Contract is surrendered or annuitized.

If the Fixed Account balance is at least $10,000, you may elect automatic calendar quarter transfers of interest accrued in the Fixed Account to one or more of the Subaccounts or Guarantee Periods. You may enroll in this program any time by completing our Dollar Cost Averaging form. Transfers are made within five business days of the end of the calendar quarter. We must receive the enrollment form at least ten days before the end of the calendar quarter.

Dollar Cost Averaging is not available during the Annuity Period.

SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan (“SWP”) allowing you to pre-authorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts, or amounts based on your life expectancy, from the Fixed Account, or from any of the Subaccounts or Guarantee Periods on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a

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minimum $100 periodic payment. A Market Value Adjustment applies to any withdrawals under the SWP from a Guarantee Period, unless effected within 30 days after the Guarantee Period ends. SWP withdrawals from the Fixed Account are not available in the first Contract Year and are limited to the amount not subject to Withdrawal Charges. If the amounts distributed under the SWP from the Subaccounts or Guarantee Periods exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give 30 days’ notice if we amend the SWP. The SWP may be terminated at any time by you or us.

EXPERTS

The consolidated balance sheets of KILICO as of December 31, 2004 and 2003, and the related consolidated statements of operations, comprehensive income (loss), stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2004, are incorporated in this Prospectus by reference to the Statement of Additional Information. The statements of assets, liabilities and contract owners’ equity of the KILICO Variable Annuity Separate Account as of December 31, 2004, and the related statements of operations and changes in contract owners’ equity for the periods indicated, are incorporated in this Prospectus by reference to the Statement of Additional Information. Both documents have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.

LEGAL PROCEEDINGS

KILICO has been named as defendant in certain lawsuits incidental to our insurance business. Based upon the advice of legal counsel, our management believes that the resolution of these various lawsuits will not result in any material adverse effect on our consolidated financial position.

FINANCIAL STATEMENTS

The financial statements of KILICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.

GUARANTEED RETIREMENT INCOME BENEFIT: GENERAL

Guaranteed Retirement Income Benefit (“GRIB”) was an optional Contract benefit available under Contracts issued on or after May 1, 2000 and before May 1, 2002. GRIB is not offered on Contracts issued on or after May 1, 2002. We reserve the right to begin offering GRIB at any time.

GRIB provides a minimum fixed annuity guaranteed lifetime income to the Annuitant as described below. GRIB may be exercised only within 30 days after the seventh or later Contract anniversary. In addition, GRIB must be exercised between the Annuitant’s 60th and 91st birthdays. However, if the Annuitant is age 44 or younger on the Date of Issue, GRIB may be exercised after the Contract’s 15th Anniversary, even though the Annuitant is not yet 60 years old. GRIB may not be appropriate for Annuitants age 80 and older. State premium taxes may be assessed when you exercise GRIB.

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If you elected GRIB, the charge is 0.25% of Contract Value. We deduct a pro rata portion of the charge on the last business day of each calendar quarter. The quarterly charge is deducted pro rata from the investment options in which you have an interest. We no longer charge for GRIB after the Annuitant’s 91st birthday. The GRIB charge is in addition to the Contract fees and expenses appearing in the “Summary of Expenses”. GRIB may be discontinued after the seventh Contract anniversary by written notice to us. Once discontinued, GRIB may not be elected again.

GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under this optional benefit.

Annuity Payments with GRIB

Annuity payments are based on the greater of:

•	the income provided by applying the GRIB base to the guaranteed annuity factors, and

•	the income provided by applying the Contract Value to the current annuity factors.

The GRIB base is the greatest of:

•	Contract Value,

•	Purchase Payments minus previous withdrawals, accumulated at 5.00% interest per year to the earlier of the Annuitant’s age 80 or the GRIB exercise date plus Purchase Payments minus all withdrawals from age 80 to the GRIB exercise date, and

•	the greatest anniversary value before the exercise date.

The greatest anniversary value equals:

•	the highest of the Contract Values on each Contract anniversary prior to the Annuitant’s age 81, plus

•	the dollar amount of any Purchase Payments made since that anniversary, minus

•	withdrawals since that anniversary.

The guaranteed annuity factors are based on the 1983a table projected using projection scale G, with interest at 2.5% (the “Annuity 2000” table). However, if GRIB is exercised on or after the 10th Contract anniversary, interest at 3.5% is assumed. Contracts issued in the state of Montana or in connection with certain employer-sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

Because GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two

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Annuitants, GRIB is paid in the amount determined above, but the age of the older Annuitant is used to determine the GRIB base.

If you elect GRIB payable for the life of a single Annuitant, you may elect a period certain of 5, 10, 15, or 20 years. If the Annuitant dies before GRIB has been paid for the period elected, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.5% interest rate and paid in a lump sum.

If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years. If both Annuitants die before GRIB has been paid for 25 years, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.50% interest rate and paid in a lump sum.

GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuitization Option

If you purchased your Contract on or after May 1, 2000, and you exercise the GRIB option to receive guaranteed benefits, you may elect to have payments made under a commutable annuitization option. Under the commutable annuitization option, partial lump sum payments are permitted, subject to the following requirements:

•	At the time you exercise the GRIB option, you must elect the commutable annuitization option in order to be eligible for the lump sum payments.

•	Lump sum payments are available only during the period certain applicable under the payout option you elected. For example, lump sum payments can be elected only during the 5, 10, 15, or 20 year certain period that applies to the payout.

•	Lump sum payments are available once in each calendar year and may not be elected until one year after annuitization has started.

•	The Annuitant may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the Annuitant will begin receiving the original annuitization payment amount again.

•	Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Plan Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Plan Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

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•	In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate (3.5% if GRIB was exercised on or after the 10th Contract anniversary; 2.5% if exercised before that date) plus an interest rate adjustment. The interest rate adjustment is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10–14 years	1.50%
less than 10 years	2.00%

Effect of Death of Owner or Annuitant on GRIB

The GRIB terminates upon the death of the Owner or the Annuitant (if the Owner is not a natural person) unless the Owner’s or Annuitant’s surviving spouse elects to continue the Contract as described in “Guaranteed Death Benefit” on pages      above. A spouse may continue only a Non-Qualified Plan Contract or an Individual Retirement Annuity.

If the spouse elects to continue the Contract as the new Owner and receive any increase in Contract Value attributable to the death benefit, the GRIB is modified as follows:

The GRIB base is calculated from the time the election to continue the Contract is made. GRIB may not be exercised or canceled prior to the seventh Contract Year anniversary date following the spouse’s election to continue the Contract. However, we will waive all other age restrictions that would apply to exercising GRIB. The spouse may also elect to discontinue GRIB within 30 days of the date the election to continue the Contract is made.

If the spouse elects to continue the Contract without receiving any increase in Contract Value attributable to the death benefit, all rights, benefits and charges under the Contract, including the GRIB charge and the right to exercise GRIB based on the existing exercise period, will continue unchanged.

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STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

The SAI contains additional information about the Contract and the variable account. You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008. The following is the Table of Contents for the SAI.

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APPENDIX A

ILLUSTRATION OF THE NEW “FLOOR” ON THE DOWNWARD MVA

Purchase Payment	$40,000

Guarantee Period	5 Years

Guaranteed Interest Rate	5% Annual Effective Rate

The following examples illustrate how the new “floor” on a downward MVA may affect the values of your Contract upon a withdrawal. In these examples, the Guarantee Period starts on the Effective Date of the MVA Endorsement (i.e., the Start Date); a withdrawal occurs one year after the Start Date. The MVA operates in a similar manner for transfers. No Withdrawal Charge applies to transfers.

The Guarantee Period Value for this $40,000.00 Purchase Payment is $51,051.26 at the end of the five-year Guarantee Period. After one year, when the withdrawals occur in these examples, the Guarantee Period Value is $42,000.00. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.

The MVA will be based on the rate we are crediting at the time of the withdrawal on new money allocated to a Guarantee Period with a duration equal to the time remaining in your Guarantee Period rounded to the next higher number of complete years. One year after the Purchase Payment there would have been four years remaining in your Guarantee Period. These examples also show how the Withdrawal Charge (if any) would be calculated separately after the MVA.

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment and we are then crediting 6.5% for a four-year Guarantee Period.

Example of Full Withdrawal

Upon a full withdrawal, the market value adjustment factor would be:

Before the MVA Endorsement was added to your Contract:

The MVA would result in a reduction of $2,316.67 from the Guarantee Period Value:

-$2,195.57 = -.0551589 x $42,000.00/(1- -.0551589)

The Market Adjusted Value after applying the MVA without the floor would have been:

$39,804.43 = $42,000.00 - $2,195.57

*	Actual calculation utilizes 10 decimal places.

After the MVA Endorsement is added to your Contract:

The downward MVA is subject to a “floor” so that the downward MVA can remove only interest credited in excess of 3% on the Guarantee Period Value from the Start Date. The “floor” in this example is calculated as:

-$800.00 = $40,000.00 x (1 + .03) - $40,000.00 x (1 + .05)

The Market Adjusted Value after applying the floored downward MVA would be:

$41,200.00 = $42,000.00 - $800.00

A Withdrawal Charge of 6% would be assessed against the Purchase Payments subject to a Withdrawal Charge in excess of the amount available as a free withdrawal. In this case, there are no prior withdrawals, so 10% of the Contract Value is not subject to a Withdrawal Charge. The Withdrawal Charge on a full withdrawal is thus:

$2,148.00 = ($40,000.00 – (.10 x $42,000.00)) x .06

Thus, the amount payable on a full withdrawal after the application of the MVA floor would be:

$39,052.00 = $41,200.00 - $2,148.00

Example of Partial Withdrawal

If instead of a full withdrawal, assume that 50% of the Guarantee Period Value was withdrawn from the contract (partial withdrawal of 50%).

The original MVA formula applied to a 50% partial withdrawal would be:

-$1,097.78 = 50% x -$2,195.57

After the MVA Endorsement is added to your contract, the downward MVA is subject to the floor of -$800.00 described above.

The Market Adjusted Value after applying the floored downward MVA would be:

$20,200.00 = $21,000.00 - $800.00

The Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the Contract Value, as there are no prior withdrawals:

$960.00 = ($20,200.00 – (.10 x $42,000.00)) x .06

Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal after the application of the MVA floor would be:

$19,240.00 = $20,200.00 - $960.00

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT

An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year later and we are then crediting 4% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:

The Market Value Adjustment is an increase of $1,638.83 to the Guarantee Period Value:

$1,638.83 = $42,000.00 × .0390198

The Market Adjusted Value would be:

$43,638.83 = $42,000.00 + $1,638.83

A Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value, as there were no prior withdrawals:

$2,366.33 = $43,638.83 × .90 × .06

Thus, the amount payable on withdrawal would be:

$41,272.50 = $43,638.83 – $2,366.33

If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be:

$819.42 = $21,000.00 × ..0390198

The Market Adjusted Value of $21,000.00 would be:

$21,819.42 = $21,000.00 + $819.42

The Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value as there are no prior withdrawals:

$1,057.17 = ($21,819.42 – .1 × $42,000.00) × .06

Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal would be:

$20,762.25 = $21,819.42 – $1,057.17

Actual Market Value Adjustment may have a greater or lesser impact than that shown in the Examples, depending on the actual change in interest crediting rates and the timing of the withdrawal or transfer in relation to the time remaining in the Guarantee Period.

APPENDIX B

KEMPER INVESTORS LIFE INSURANCE COMPANY

DEFERRED FIXED AND VARIABLE ANNUITY IRA,

ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities (IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRAs). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service.

A. REVOCATION

Within seven days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write the Annuity Contact Center.

B. STATUTORY REQUIREMENTS

This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

2. The Contract must be nontransferable by the owner.

3. The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70½ (the required beginning date) (see “Required Distributions”). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70½), and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

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5. Except in the case of a rollover contribution or a direct transfer (see “Rollovers and Direct Transfers”), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as “qualified employee benefit plans”). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the transfer by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $3,000 for 2002 through 2004, $4,000 for 2005 through 2007, and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional “catch-up” IRA contributions. The maximum annual contribution limit for the individual is increased by $500 for 2002 through 2005, and $1,000 for 2006 and thereafter, except as otherwise provided by law. If you have

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more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance are compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse’s IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $6,000 for the year.

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

a.	the maximum annual contribution, or

b.	The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses’ IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participant in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns

Taxable year beginning in:	Phase-out range
2003	$60,000–$ 70,000
2004	$65,000–$ 75,000
2005	$70,000–$ 80,000
2006	$75,000–$ 85,000
2007 and thereafter	$80,000–$100,000

Single Taxpayers

Taxable year beginning in:	Phase-out range
2003	$40,000–$50,000
2004	$45,000–$55,000
2005 and thereafter	$50,000–$60,000

The phase-out range for married individuals filing separately is $0–$10,000. If you file a joint tax return and are not an active participant in an employer-sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

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5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

E. SEP IRAs

1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $40,000 (indexed for cost-of-living increases beginning after 2002) or 25% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F.	SIMPLE IRAs

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After 2005, the limit is indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAs

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by

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dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAs

You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint life expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of Section 408A of the Code. (Except as otherwise indicated, references herein to an “IRA” are to an “individual retirement plan,” within the meaning of Section 7701(a)(37) of the Code, other than a Roth IRA.) Roth IRAs are treated the same as other IRAs, except as described here.

2. We will apply to the IRS for opinion letters approving annuities as Roth IRAs. Such approval will be a determination only as to the form of the annuity, and will not represent a determination of the merits of the annuity.

3. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract after we obtain approval of the endorsement from the IRS and your state insurance department. The Company reserves the right to amend the Contract as necessary or advisable

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from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

4. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a “qualified distribution,” as described to you in section L, below.

J. Eligibility and Contributions for Roth IRAs

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70½.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the “contribution limit”) generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older (as discussed in section D, above).

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

•	the excess of (i) your adjusted gross income for the taxable year, over (ii) the “applicable dollar amount,” bears to $15,000 (or $10,000 if you are married).

For this purpose, “adjusted gross income” is determined in accordance with Section 219(g)(3) of the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the “applicable dollar amount” is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

A “qualified rollover contribution” (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS

1. Rollovers and Transfers—A rollover may be made to a Roth IRA only if it is a “qualified rollover contribution.” A “qualified rollover contribution” is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another

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Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax-free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. Taxation of Rollovers and Transfers to Roth IRAs—A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code Section 72(t) (relating to the 10% penalty tax on premature distributions) will generally not apply unless the amounts rolled over or transferred are withdrawn within the five-year period beginning with the taxable year in which such contribution was made.

3. Transfers of Excess IRA Contributions to Roth IRAs—If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. Taxation of Conversions of IRAs to Roth IRAs—All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA’s value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF “NONQUALIFIED DISTRIBUTIONS”). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. Separate Roth IRAs—Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from

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maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAS

1. Qualified Distributions—Any “qualified distribution” from a Roth IRA is excludible from gross income. A “qualified distribution” is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain age 59½, (b) made after your death, (c) attributable to your being disabled, or (d) a “qualified special purpose distribution” (i.e., a qualified first-time homebuyer distribution under Section 72(t)(2)(F) of the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. Nonqualified Distributions—A distribution from a Roth IRA which is not a qualified distribution is taxed under Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59½, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first two years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the

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premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59½. However, the tax on premature distributions does not apply generally:

1. To amounts that are rolled over or transferred tax-free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

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End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

1. If on the enrollment application you indicated an allocation to a Subaccount or if you transfer Contract Value to a Subaccount, a daily charge of an amount which will equal an aggregate of 1.40% per annum will be assessed against Separate Account Value.

2. An annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account, Fixed Account and Guarantee Periods.

3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the Purchase Payments (in a given Contract Year) were received by KILICO; under one year, 7%; over one to two years, 6%; over two to three years, 5%; over three to four years, 5%; over four to five years, 4%; over five to six years, 3%; over six to seven years, 2%; over seven years and thereafter, 0%.

4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading “Accumulation Unit Value.”

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3 % GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

*	Includes applicable withdrawal charges as described in Item T below.

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End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$937.00	14	$16,798.32	27	$40,421.63	40	$75,113.26
2	1,913.00	15	18,310.91	28	42,642.92	41	78,375.30
3	2,928.90	16	19,868.88	29	44,930.85	42	81,735.20
4	3,976.63	17	21,473.59	30	47,287.42	43	85,195.89
5	5,066.14	18	23,126.44	31	49,714.68	44	88,760.41
6	6,198.41	19	24,828.87	32	52,214.76	45	92,431.86
7	7,374.46	20	26,582.37	33	54,789.84	46	96,213.46
8	8,604.34	21	28,388.49	34	57,442.18	47	100,108.50
9	9,871.11	22	30,248.78	35	60,174.08	48	104,120.40
10	11,175.88	23	32,164.88	36	62,987.94	49	108,252.65
11	12,519.80	24	34,138.47	37	65,886.22	50	112,508.87
12	13,904.03	25	36,171.26	38	68,871.45
13	15,329.79	26	38,265.04	39	71,946.23

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3 % GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$937	14	$1,000	27	$1,000	40	$1,000
2	946	15	1,000	28	1,000	41	1,000
3	955	16	1,000	29	1,000	42	1,000
4	955	17	1,000	30	1,000	43	1,000
5	964	18	1,000	31	1,000	44	1,000
6	973	19	1,000	32	1,000	45	1,000
7	982	20	1,000	33	1,000	46	1,000
8	1,000	21	1,000	34	1,000	47	1,000
9	1,000	22	1,000	35	1,000	48	1,000
10	1,000	23	1,000	36	1,000	49	1,000
11	1,000	24	1,000	37	1,000	50	1,000
12	1,000	25	1,000	38	1,000
13	1,000	26	1,000	39	1,000

*	Includes applicable withdrawal charges.

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CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each Subaccount for the period since the Subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a Subaccount. The tables below show the accumulation unit values that reflect the [highest] levels of Separate Account Annual Expenses available under the Contract. The accumulation unit value does not reflect the deduction of charges such as the Record Maintenance Charge that we subtract from your Contract Value by redeeming units. The data used in the tables below is obtained from the audited financial statement of the Separate Account that can be found in the SAI. Please review the condensed financial information in conjunction with the financial statements, related notes, and other financial information included in the SAI. In the tables below, no number is shown when there were fewer than 1,000 accumulation units outstanding at the end of a period.

Selected data for accumulation units outstanding as of the year ended December 31st for each period:

Franklin Templeton Developing Markets Securities Subaccount (Class 2 Shares)

	Accumulation unit at beginning of period*	Accumulation unit at end of period	Number of accumulation units outstanding at end of Period (000’s omitted)
2004
2003	8.725	13.164	3
2002	8.860	8.725	3
2001	9.774	8.860	3
2000	14.585	9.774	3
1999	9.962	14.585	0

*	Commencement of Offering on March 12, 1999

Janus Aspen Capital Appreciation Subaccount (Class XX Shares)

	Accumulation unit at beginning of period*	Accumulation unit at end of period	Number of accumulation units outstanding at end of Period (000’s omitted)
2004
2003	7.035	8.362	187
2002	8.459	7.035	193
2001	10.951	8.459	242
2000	13.573	10.951	234
1999	9.649	13.573	55

*	Commencement of Offering on March 12, 1999

PIMCO Foreign Bond Subaccount (Administrative Class)

	Accumulation unit at beginning of period*	Accumulation unit at end of period	Number of accumulation units outstanding at end of Period (000’s omitted)
2004
2003	11.841	11.943	18
2002	11.099	11.841	18
2001	10.459	11.099	35
2000	9.790	10.459	46
1999	10.021	9.790	25

*	Commencement of Offering on March 12, 1999

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PIMCO Low Duration Subaccount (Administrative Class)

	Accumulation unit at beginning of period*	Accumulation unit at end of period	Number of accumulation units outstanding at end of Period (000’s omitted)
2004
2003	11.998	12.110	18
2002	11.366	11.998	19
2001	10.707	11.366	24
2000	10.111	10.707	32
1999	10.011	10.111	2

*	Commencement of Offering on March 12, 1999

Scudder Bond Subaccount (Class A Shares)

	Accumulation unit at beginning of period*	Accumulation unit at end of period	Number of accumulation units outstanding at end of Period (000’s omitted)
2004
2003	11.785	12.210	20
2002	11.100	11.785	23
2001	10.644	11.100	25
2000	9.763	10.644	33
1999	10.044	9.763	3

*	Commencement of Offering on March 12, 1999

Scudder Growth and Income Subaccount (Class A Shares)

	Accumulation unit at beginning of period*	Accumulation unit at end of period	Number of accumulation units outstanding at end of Period (000’s omitted)
2004
2003	6.590	8.237	106
2002	8.693	6.590	120
2001	9.938	8.693	132
2000	10.293	9.938	127
1999	9.745	10.293	29

*	Commencement of Offering on March 12, 1999

Scudder International Subaccount (Class A Shares)

	Accumulation unit at beginning of period*	Accumulation unit at end of period	Number of accumulation units outstanding at end of Period (000’s omitted)
2004
2003	6.374	8.030	16
2002	7.917	6.374	17
2001	11.611	7.917	18
2000	15.038	11.611	18
1999	9.871	15.038	1

*	Commencement of Offering on March 12, 1999

Scudder Money Market #1 Subaccount

	Accumulation unit at beginning of period**	Accumulation unit at end of period	Number of accumulation units outstanding at end of Period (000’s omitted)
2004
2003	10.783	10.721	12
2002	10.773	10.783	3
2001	10.515	10.773	6
2000	10.042	10.515	12
1999	10.003	10.042	0

*	Accumulation Unit Value at beginning of period is as of November 6, 1999 for Scudder Money Market Subaccount #1. (Scudder Money Market Subaccount #2 did not commence operations prior to December 31, 1999.)

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Scudder Money Market #2 Subaccount

	Accumulation unit at beginning of period	Accumulation unit at end of period	Number of accumulation units outstanding at end of Period (000’s omitted)
2004
2003	10.308	10.393	—
2002	10.157	10.308	—
2001	10.000	10.157	—
2000	—	10.000	—
1999	—	—	—

*	Accumulation Unit Value at beginning of period is as of November 6, 1999 for Scudder Money Market Subaccount #1. (Scudder Money Market Subaccount #2 did not commence operations prior to December 31, 1999.)

Scudder Government & Agency Securities Subaccount (Class A Shares)

	Accumulation unit at beginning of period*	Accumulation unit at end of period	Number of accumulation units outstanding at end of Period (000’s omitted)
2004
2003	12.263	12.367	36
2002	11.508	12.263	42
2001	10.856	11.508	58
2000	9.924	10.856	75
1999	10.003	9.924	22

*	Commencement of Offering on March 12, 1999

Scudder High Income Subaccount (Class A Shares)

	Accumulation unit at beginning of period*	Accumulation unit at end of period	Number of accumulation units outstanding at end of Period (000’s omitted)
2004
2003	9.115	11.202	4
2002	9.271	9.115	3
2001	9.160	9.271	4
2000	10.185	9.160	2
1999	10.018	10.185	0

*	Commencement of Offering on March 12, 1999

Scudder Small Cap Growth Subaccount (Class A Shares)

	Accumulation unit at beginning of period*	Accumulation unit at end of period	Number of accumulation units outstanding at end of Period (000’s omitted)
2004
2003	6.134	8.042	18
2002	9.348	6.134	15
2001	13.315	9.348	19
2000	15.122	13.315	20
1999	10.115	15.122	5

*	Commencement of Offering on March 12, 1999

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SVS Dreman High Return Equity Subaccount (Class A Shares)

	Accumulation unit at beginning of period*	Accumulation unit at end of period	Number of accumulation units outstanding at end of Period (000’s omitted)
2004
2003	9.436	12.277	72
2002	11.674	9.436	87
2001	11.640	11.674	90
2000	9.043	11.640	96
1999	10.020	9.043	25

*	Commencement of Offering on March 12, 1999

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2005

INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE

ADJUSTED DEFERRED ANNUITY CONTRACTS

SCUDDER DESTINATIONSSM ANNUITY

Issued By

KEMPER INVESTORS LIFE INSURANCE COMPANY

and

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

HOME OFFICE: 1400 American Lane, Schaumburg, Illinois 60196

ANNUITY CONTACT CENTER: Scudder DestinationsSM Service Team, PO Box, 19097,

Greenville, SC 29602-9097

Phone: 1-800-449-0523 (toll-free)

Website: www.kemperinvestors.com

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2005. The Prospectus may be obtained from Kemper Investors Life Insurance Company (“KILICO” or “us”) by contacting the Annuity Contact Center at the address, website, or telephone number listed above.

Page
SPECIAL CONSIDERATIONS	2
SERVICES TO THE SEPARATE ACCOUNT	2
VOTING RIGHTS	3
THIRD PARTY ADMINISTRATION AGREEMENT	2
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS	3
STATE REGULATION	4
LEGAL MATTERS	4
EXPERTS	4
OTHER INFORMATION	4
FINANCIAL STATEMENTS	4
APPENDIX A STATE PREMIUM TAX CHART	1
APPENDIX B INDEX TO FINANCIAL STATEMENTS	B-1

SPECIAL CONSIDERATIONS

We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. We will notify you in writing of these amendments.

Your rights under a Contract may be assigned as provided by law. An assignment will not be binding upon us until we receive a written copy of the assignment. You are solely responsible for the validity or effect of any assignment. You, therefore, should consult a qualified tax adviser regarding the tax consequences, as an assignment may be a taxable event.

SERVICES TO THE SEPARATE ACCOUNT

Recordkeeper and Independent Public Accountants for the KILICO Variable Annuity Separate Account

KILICO maintains the books and records of the KILICO Variable Annuity Separate Account (the “Separate Account”). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts.

Effective September 3. 2003 (the “Closing Date”), KILICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and KILICO entered into a coinsurance agreement under which FKLA administers and 100% reinsures certain lines of business currently underwritten by KILICO. FKLA administered the Contracts for one year after the Closing Date. Otherwise, the transfer and coinsurance agreement do not relate directly to the Contracts. The benefits and provisions of the Contracts were not changed by these transactions and agreements.

The independent accountants for the Separate Account are PricewaterhouseCoopers LLP, Seattle, Washington, for the years ended December 31, 2004, 2003 and 2002. The firm performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2004, 2003 and 2002.

Third Party Administrator

As of September 5, 2004, we have entered into a Insurance Administrative Services Agreement (the “Agreement”) with IBM Insurance Outsourcing Services (“IBM Outsourcing”), a corporation organized and existing under the laws of South Carolina. IBM Outsourcing has its principal business address at 2000 Wade Hampton Boulevard, Greenville, South Carolina 29615. Under the Agreement, IBM Outsourcing, provides, at the Service Center, significant administrative services for the Contract and the Separate Account, including the processing of all premium payments, requests for transfers, partial withdrawals, and surrenders, and the calculation of accumulation unit values for each Contract and the Separate Account.

2

Distribution of the Contracts

Investors Brokerage Services, Inc. (“IBS”) serves as principal underwriter for the Contracts. IBS’ home office is located at 2500 Westfield Drive, Elgin, Illinois 60123. IBS is a wholly owned subsidiary of Chase Insurance Life and Annuity Company, audit enters into selling group agreements with affiliated and unaffiliated broker-dealers. IBS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. IBS is a member of the Securities Investor Protection Corporation.

The Contracts are no longer offered for sale to the public.

During fiscal years 2004, 2003, and 2002, the amounts paid to IBS in connection with all Contracts sold through the Separate Account were $46,000,000, $131,400,000, and $            . IBS pays the commissions it receives from us to selling firms for their sales and does not retain any portion of it in return for its services as principal underwriter for the Contracts. We and other entities pay for certain of IBS’ operating expenses, including                                 .

VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote.

A Fund is not required to hold annual shareholders’ meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund or Portfolio based upon the Owner’s proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the Annuitant entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants’ voting rights decrease as Annuity Units decrease.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account. We maintain records of all purchases and redemptions of portfolio shares held by each of the Subaccounts. Additional protection for the assets of the Separate Account is provided by a blanket fidelity bond issued by              providing aggregate coverage of $             (subject to a $             deductible) for all officers and employees of KILICO.

3

STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

LEGAL MATTERS

Legal matters with respect to our organization, our authority to issue annuity contracts and the validity of the Contract have been passed upon by Debra P. Rezabek, General Counsel and Corporate Secretary. Sutherland Asbill & Brennan, LLP of Washington, D.C., has provided advise on certain matters relating to the federal securities laws.

EXPERTS

The consolidated balanced sheets of KILICO as of December 31, 2004 and 2003 and the related consolidated statement of operations, comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2004, and statements of assets, liabilities and contract owners’ equity of KILICO Variable Annuity Separate Account as of December 31, 2004, and the related statements of operations and changes in contract owners’ equity for the periods indicated, have been included herein reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

OTHER INFORMATION

We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. The Statement of Additional Information does not include all of the information set forth in the registration statement, amendments and exhibits. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for KILICO and the Separate Account. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

4

APPENDIX A

STATE PREMIUM TAX CHART

	Rate of Tax
State	Qualified Plans	Non-Qualified Plans
California	0.50%*	2.35%*
Maine	2.00%	2.00%
Nevada	3.50%	3.50%
South Dakota	—	1.25%
West Virginia	1.00%	1.00%
Wyoming	—	1.00%

*	Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

5

APPENDIX B

INDEX TO FINANCIAL STATEMENTS

Kemper Investors Life Insurance Company

Report of Independent Auditors

Balance Sheets, December 31, 2004 and 2003

Statements of Income For the Years Ended December 31, 2004, 2003, and 2002

Statements of Comprehensive Income For the Years Ended December 31, 2004, 2003, and 2002

Statements of Stockholder’s Equity For the Years Ended December 31, 2004, 2003, and 2002

Statements of Cash Flows For the Years Ended December 31, 2004, 2003, and 2002

Notes to Financial Statements

KILICO Variable Annuity Separate Account A

Report of Independent Auditors

Statement of Assets and Liabilities, December 31, 2004

Statement of Operations for the Periods Ended December 31, 2004 and 2003

Statement of Changes in Net Assets for the Periods Ended December 31, 2004 and 2003

Notes to Financial Statements

6

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a) Financial Statements included in Part B:

All required financial statements are included in Part B of this registration statement.

(b) Exhibits:

1.1	A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977. [4]

1.2	A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983. [4]

2.	Not Applicable.

3.1	Distribution Agreement between Investors Brokerage Services, Inc. and KILICO. [3]

3.2	Addendum to Selling Group Agreement of Kemper Financial Services, Inc. [1]

3.3	Selling Group Agreement of Investors Brokerage Services, Inc. [2]

4.1	Form of Group Variable, Fixed and Market Value Adjusted Annuity Contract. [7]

4.2	Form of Certificate to Group Variable, Fixed and Market Value Adjusted Annuity Contract. [7]

4.3	Form of Individual Variable, Fixed and Market Value Adjusted Annuity Contract. [7]

4.1	Form of Endorsement to Group Variable, Fixed and Market Value Adjusted Annuity Contract. [15]

4.2	Form of Endorsement to Certificate to Group Variable, Fixed and Market Value Adjusted Annuity Contract. [15]

4.3	Form of Endorsement to Individual Variable, Fixed and Market Value Adjusted Annuity Contract. [15]

5.	Form of Application. [7]

6.	Kemper Investors Life Insurance Company Articles of Incorporation and By-laws. [3]

7.	Not Applicable.

8.1(a)	Fund Participation Agreement among Kemper Investors Life Insurance Company, Janus Aspen Series and Janus Capital Corporation. [2]

8.1(b)	Service Agreement between Kemper Investors Life Insurance Company and Janus Capital Corporation. [5]

8.2(a)	Participation Agreement By and Among Kemper Investors Life Insurance Company and Warburg, Pincus Trust and Credit Suisse Asset Management, LLC (successor to Warburg Pincus Asset Management, Inc.) and Credit Suisse Asset Management Securities, Inc. (f/k/a Counsellors Securities Inc.). [8]

8.2(b)	Service Agreement between Credit Suisse Asset Management, LLC (successor to Warburg Pincus Asset Management, Inc.) and Federal Kemper Life Assurance Company and Kemper Investors Life Insurance Company. [6]

8.2(c)	Restatement of Participation Agreement among Counsellors Securities Inc., Warburg Pincus Asset Management, Inc. and/or the Warburg Pincus Funds and Kemper Investors Life Insurance Company. [10]

8.3	Fund Participation Agreement among Kemper Investors Life Insurance Company, Kemper Investors Fund (now known as Scudder Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc. [8]

8.4(a)	Participation Agreement between Kemper Investors Life Insurance Company and Scudder Variable Life Investment Fund (now known as Scudder Variable Series I). [9]

8.4(b)	Participating Contract and Policy Agreement between Kemper Investors Life Insurance Company and Scudder Kemper Investments, Inc. [9]

8.4(c)	Indemnification Agreement between Kemper Investors Life Insurance Company and Scudder Kemper Investments, Inc. [9]

8.5(a)	Participation Agreement Among Kemper Investors Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC. [9]

8.5(b)	Services Agreement between Pacific Investment Management Company and Kemper Investors Life Insurance Company. [9]

8.6	Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Kemper Investors Life Insurance Company. [11]

8.7(a)	Fund Participation Agreement between Kemper Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. [11]

8.7(b)	November 1, 1999 Amendment to Fund Participation Agreement between Kemper Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. [10]

8.7(c)	Administrative Services Agreement by and between The Dreyfus Corporation and Kemper Investors Life Insurance Company (redacted). [10]

8.7(d)	November 1, 1999 Amendment to Administrative Services Agreement by and between The Dreyfus Corporation and Kemper Investors Life Insurance Company (redacted). [10]

8.8(a)	Fund Participation Agreement by and among The Alger American Fund, Kemper Investors Life Insurance Company and Fred Alger & Company Incorporated. [10]

8.8(b)	Service Agreement between Fred Alger Management, Inc. and Kemper Investors Life Insurance Company (redacted). [12]

8.9(a)	Fund Participation Agreement by and among Kemper Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Fund), INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. [14]

8.9(b)	Administrative Services Agreement by and between INVESCO Funds Group, Inc., INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Fund) and Kemper Investors Life Insurance Company (redacted). [14]

9.	Opinion and Consent of Counsel [7]

10.	Consent of PricewaterhouseCoopers LLP, independent accountants.[14]

11.	Not Applicable.

12.	Not Applicable.

13.	Schedules for Computation of Performance Calculations. [4]

15.	Powers of Attorney for Diane C. Davis, Matthew Kindsvogel, David. Bowers, David A. Levinson, Kenneth E. Owens, and Thomas D. Davenport. [15]

17.1	Schedule III: Supplementary Insurance Information (years ended December 31, 2003, 2002 and 2001). [13]

17.2	Schedule IV: Reinsurance (year ended December 31, 2003, 2002 and 2001). [13]

17.3	Schedule V: Valuation and qualifying accounts (year ended December 31, 2003, 2002 and 2001). [13]

[1]	Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.

[2]	Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

[3]	Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

[4]	Incorporated by reference to the Registration Statement on Form N-4 for the Registrant (File No. 333-22375) filed on or about February 26, 1997.

[5]	Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

[6]	Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (File No. 33-79808) filed on or about April 30, 1997.

[7]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about November 3, 1997.

[8]	Incorporated by reference to Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

[9]	Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

[10]	Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 14, 1999.

[11]	Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

[12]	Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

[13]	Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2003 filed on or about March 31, 2004.

[14]	Incorporated by reference to Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about April 28, 2004.

[15]	Incorporated by reference to Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-86046) filed on or about February 10, 2005.

Item 25.	Directors and Officers of Kemper Investors Life Insurance Company
The directors and officers of KILICO are listed below together with their current positions.

Name	Office with KILICO
Diane C. Davis[1]	President, Chief Executive Officer and Director
Matthew Kindsvogel[1]	Executive Vice President, Treasurer, Chief Financial Officer and Director
David A. Bowers[2]	Director
David A. Levinson[2]	Director
Kenneth N. Owens[2]	Director
Thomas D. Davenport[1]	Vice President, Chief Actuary and Director

James P. Brennan, Sr., Esq.1 serves as the Chief Compliance Officer for the Registrant.

[1]	The principal business address is 3003-77th Avenue, S.E. Mercer Island, WA 98040.

[2]	The principal business address is 1400 American Lane, Schaumburg, IL 60196

Item 26.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant

Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-86046) filed on or about February 10, 2005.

Item 27.	Number of Contract Owners

At January 1, 2005, the Registrant had approximately 37,531 qualified and 24,440 non-qualified Scudder Destinations/ Farmers VA I Contract Owners.

Item 28.	Indemnification

To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company (“KILICO”) provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a)	Principal Underwriter

Investors Brokerage Services, Inc. acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C, FKLA Variable Separate Account and Chase Variable Annuity Separate Account (formerly FKLA Variable Annuity Separate Account).

Item 29.(b)	Information Regarding Principal Underwriter, Investors Brokerage Services, Inc.

The address of each officer is 1600 McConnor Parkway, Schaumburg, IL 60196-6801.

Name and Principal Business Address	Position and Offices With Underwriter
James L. Harlin	Chairman and Director
Michael E. Scherrman	President and Director
Jamie L. Riesterer	Chief Financial Officer
Thomas K. Walsh	Assistant Vice President
Kenneth N. Olson	Director
Paul K. Miller	Chief Compliance Officer
Frank J. Julian	Secretary

Item 29.(c) Compensation From the Registrant. The following commissions and other compensation were received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
IBS	N/A	N/A

Item 30.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at

1400 American Lane, Schaumburg, Illinois 60196 or at 3003-77th Ave, SE, Mercer Island, Washington 98040 or at IBM Insurance Outsourcing Services at 2000 Wade Hampton Boulevard, Greenville, South Carolina 29615-1064.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings and Representations

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

Kemper Investors Life Insurance Company (“KILICO”) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

Representation Regarding Contracts Issued to Participants in the Texas Optional Retirement Program

KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account, and Investors Brokerage Services, Inc., the principal underwriter of the Individual and Group Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the “Contracts”) issued by Registrant, will issue the Contracts to participants in the Texas Optional Retirement Program (the “Program”) in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and represent that they will:

1.	Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

2.	Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in any sales literature used in connection with the offer of Contracts to Program participants;

3.	Instruct salespeople who solicit Program participants to purchase Contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

4.	Obtain from each Program participant who purchases a Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs

KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account (the “Separate Account”), and Investors Brokerage Services, Inc. (“IBS”), the principal underwriter of the Individual and Group Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the “Contracts”) issued by Registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Council of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:

1.	Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the prospectus, used in connection with IRC 403(b) Tax-Sheltered Annuity Programs;

2.	Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of Contracts to 403(b) participants;

3.	Instruct salespeople who solicit participants to purchase Contracts specifically to bring the restrictions on redemption imposed by 403(b)(11) to the attention of potential participants; and

4.	Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC Section 403(b) and the investment alternatives available under the employer’s IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf, in the City of Mercer Island, and State of Washington, on February 25, 2005.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT (Registrant)

By:	/s/ DIANE C. DAVIS
Diane C. Davis
President and Chief Executive Officer (Signature)

KEMPER INVESTORS LIFE INSURANCE COMPANY (Depositor)

By:	/s/ DIANE C. DAVIS
Diane C. Davis
President and Chief Executive Officer (Signature)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ DIANE C. DAVIS Diane C. Davis	President, Chief Executive Officer and Director (Principal Executive Officer)	February 25, 2005

Matthew Kindsvogel*/	Executive Vice President, Treasurer, Chief Financial Officer, and Director (Principal Financial Officer and Principal Accounting Officer)	February __, 2005

Thomas D. Davenport*/	Vice President, Chief Actuary and Director	February __, 2005

David A. Bowers*/	Director	February __, 2005

David A. Levinson*/	Director	February __, 2005

Kenneth E. Owens*/	Director	February __, 2005

/s/ DIANE C. DAVIS */ By: Diane C. Davis	On February 25, 2005 as Attorney-in-Fact pursuant to powers of attorney filed herewith or by previous amendment.